                                 Annual Report

                                August 31, 1999





                                            American

                                            General

                                            Series

                                            Portfolio

                                            Company 3
                                        ---------------

  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3 - ANNUAL REPORT AUGUST 31, 1999

TABLE OF CONTENTS

Chairman's Letter...........................................................   1
International Growth Fund...................................................   3
Large Cap Growth Fund.......................................................   6
Mid Cap Growth Fund.........................................................  10
Small Cap Growth Fund.......................................................  13
International Value Fund....................................................  17
Large Cap Value Fund........................................................  21
Mid Cap Value Fund..........................................................  24
Small Cap Value Fund........................................................  27
Socially Responsible Fund...................................................  38
Balanced Fund...............................................................  44
High Yield Bond Fund........................................................  48
Strategic Bond Fund.........................................................  51
Domestic Bond Fund..........................................................  54
Core Bond Fund..............................................................  56
Money Market Fund...........................................................  59
Growth Lifestyle Fund.......................................................  61
Moderate Growth Lifestyle Fund..............................................  63
Conservative Growth Lifestyle Fund..........................................  65
Notes to Financial Statements...............................................  67
Financial Highlights........................................................  71

Report of Independent Auditors..............................................  73

--------------------------------------------------------------------------------

                           AGSPC3 CHAIRMAN'S LETTER              1
Dear Valued Investor:
We are pleased to present the first Annual Report for the American General Series Portfolio Company 3 (AGSPC 3). In this report, you will find financial and performance information for the 18 funds in the series for the fiscal year ended August 31, 1999.

Through your variable annuity contract, you are able to invest in one or more of the funds described in this report.

MARKET CONDITIONS
What a difference a year makes. As we started the investment process for AGSPC 3 in September of 1998, the whole world seemed affected by the Asian flu. Interest rates tumbled worldwide--even the U.S. long bond reached a thirty-year low. Capital flight destabilized emerging markets, collapsed Russia's financial system and then threatened Brazil and other important Latin American markets. By January 1999, the global economic outlook improved significantly. This led to mostly positive stock market returns and lower bond prices. Many economists expected that worldwide business activity would be restrained because of the recent global events. Surprisingly, by spring, global activity seemed to have stabilized. The change in attitude seemed to be a reflection of the continued vigor of the U.S. economy, the rebound in Asia and the increased positive response to the easing of monetary policy in Europe.

The brighter outlook has changed the type of stock investor favor. A year ago, it was fashionable to own large-cap growth stocks as large-caps are thought to be less vulnerable to market downturns. More recently, however, investors have revisited the opportunities offered by value stocks and small-cap stocks, relying on the prospect for increased corporate earnings, as the U.S. economy remains healthy.

FUND RETURNS

Lifestyle and Balanced Funds
The three lifestyle funds--Conservative, Moderate and Growth--returned 19.00%, 23.52% and 28.28%, respectively. This reflected the progressively increasing allocation to U.S. equities as one moves from conservative to growth. The Balanced Fund returned 26.49%, outperforming its blended benchmark return of 22.73%.

Equity Funds
For U.S. equities in general, "growth" outperformed "value" and "large capitalization" outperformed "small capitalization" during the year. Large capitalized U.S. stocks outperformed foreign stocks, although, interestingly, the International Value Fund outperformed its Growth counterpart (47.41% to 12.20%). Domestically, the Large Cap Value Fund trailed its growth counterpart, 29.87% to 39.77%, while both trailed the S&P 500 return of 39.81%. The mid cap sector provided the only exception to the growth vs. value trend, with the Value Fund outperforming its Growth counterpart 42.38% to 24.50%. In the small cap sector, Growth strongly outperformed Value 48.82% to 7.34%. In a specialized category restricted from investing in tobacco, defense-oriented companies and significant polluters, the Social Responsible Fund turned in a strong performance of 36.27%, however it trailed the S&P 500 return of 39.81%.

Bond Funds
In the fixed income markets, high-yield offered the best returns. The High Yield Bond Fund's 5.50% trailed only slightly its Salomon Brothers benchmark of 5.59%. The broader bond market trailed high yield. The Strategic Bond Fund with a broad mandate across many types of fixed income securities, returned 5.33% while the Core Bond Fund returned 1.12%. The Core Bond Fund's modest return exceeded the Lehman Brothers Aggregate benchmark of 0.79% and reflected a focus on higher quality regions of the bond market, which did not perform as well this year.

Outlook
As the U.S. and other developed markets continue to expand and as business in Asia continues to improve, investors should expect favorable performance relative to the various benchmarks.

We strive to provide a variety of quality investment options to meet your investment needs. Thank you for your continued confidence in our ability to invest your funds wisely.

               Sincerely,

                       /s/ Thomas L. West, Jr.
               Thomas L. West, Jr., Chairman
               American General Series Portfolio Company 3

                             [Graph Appears Here]

-------------------------------------------------------------------------------

 2                    AGSPC3 CHAIRMAN'S LETTER CONTINUED

FUND RETURNS AND TRACKING DIFFERENCES
For the Fiscal Year Ended August 31, 1999

                                                 (3)        (4)
                                                Fund       Total
                                             Performance   Index
                                               Before      Return
                             (1)      (2)    Subtracting Including   Tracking
AGSPC 3 Fund/Relevant       Fund      Fund    Expenses   Reinvested Differences
Market Index              Return(a) Expenses  (1) + (2)  Dividends   (3) - (4)
-------------------------------------------------------------------------------
International Growth
Fund / Salomon Brothers
Primary Market Index....    12.20%    1.13%     13.33%     34.75%     (21.42)
Large Cap Growth
Fund / Russell 1000
Growth Index............    39.77     0.81      40.58      48.33       (7.75)
Mid Cap Growth
Fund / Russell MidCap
Growth Index............    24.50     0.77      25.27      48.84      (23.57)
Small Cap Growth
Fund / Russell 2000
Growth Index............    48.82     1.11      49.93      43.31        6.62
International Value
Fund / Salomon Brothers
Primary Market Index....    47.41     1.01      48.42      34.75       13.67
Large Cap Value
Fund / Russell 1000
Value Index.............    29.87     0.80      30.67      30.08        0.59
Mid Cap Value
Fund / Russell MidCap
Value Index.............    42.38     1.03      43.41      21.87       21.54
Small Cap Value
Fund / Russell 2000
Value Index.............     7.34     0.96       8.30      14.08       (5.78)
Socially Responsible
Fund / S&P 500 Index....    36.27     0.55      36.82      39.81       (2.99)
Balanced Fund / Balanced
Blend(b)................    26.49     0.80      27.29      22.73        4.56
High Yield Bond
Fund / Salomon Brothers
High Yield Market
Index...................     5.50     0.98       6.48       5.59        0.89
Strategic Bond
Fund / Lehman Brothers
Aggregate Index.........     5.33     0.88       6.21       0.79        5.42
Domestic Bond
Fund / Lehman Brothers
Aggregate Index.........     0.59     0.77       1.36       0.79        0.57
Core Bond Fund / Lehman
Brothers Aggregate
Index...................     1.12     0.80       1.92       0.79        1.13
Money Market Fund / 30
Day Certificate of
Deposit Primary Offering
Rate by New York City
Banks (NYC 30 Day CD
Rate)...................     4.66     0.54       5.20       4.38        0.82
Growth Lifestyle Fund...    28.28     0.10      28.38        N/A         N/A
Moderate Growth
Lifestyle Fund..........    23.52     0.10      23.62        N/A         N/A
Conservative Growth
Lifestyle Fund..........    19.00     0.10      19.10        N/A         N/A

-----------
(a) Fund Level Returns are net of investment management fees and other fund expenses, but do not reflect charges specified in annuity contracts for mortality and expense guarantees, administrative fees, or surrender charges.
(b) Balanced Blend consists of 40% Lehman Brothers Government and Corporate and 60% S&P 500 Index.

SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS

                                                            Distributions from Net
                                                             Investment Income and
                                                             Net Realized Gains on
                            Net Asset Values (per share)    Securities (per share)
                         ---------------------------------- -------------------------
                                     Unaudited
                         August 31, February 28, August 31,  9/1/98 to     3/1/99 to
Fund                        1998        1999        1999      2/28/99       8/31/99
---------------------------------------------------------------------------------------
International Growth
Fund....................   $10.00      $10.22      $11.22     $        --   $        --
Large Cap Growth Fund...    10.00       12.63       13.96            0.01            --
Mid Cap Growth Fund.....    10.00       12.56       12.45              --            --
Small Cap Growth Fund...    10.00       12.98       14.86            0.05            --
International Value
Fund....................    10.00       11.91       14.72            0.02            --
Large Cap Value Fund....    10.00       12.14       12.85            0.06          0.07
Mid Cap Value Fund......    10.00       12.37       13.82            0.35          0.02
Small Cap Value Fund....    10.00       10.17       10.48            0.19          0.07
Socially Responsible
Fund....................    10.00       12.26       12.88            0.64          0.07
Balanced Fund...........    10.00       11.86       12.32            0.18          0.14
High Yield Bond Fund....    10.00       10.32        9.69            0.39          0.48
Strategic Bond Fund.....    10.00       10.25        9.86            0.30          0.37
Domestic Bond Fund......    10.00        9.90        9.43            0.38          0.27
Core Bond Fund..........    10.00        9.99        9.58            0.25          0.28
Money Market Fund.......     1.00        1.00        1.00              --          0.05
Growth Lifestyle Fund...    10.00       11.66       12.77            0.02          0.03
Moderate Growth
Lifestyle Fund..........    10.00       11.50       12.24            0.04          0.07
Conservative Growth
Lifestyle Fund..........    10.00       11.24       11.73            0.06          0.11

The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.

-------------------------------------------------------------------------------

 3                                                 August 31, 1999
              INTERNATIONAL GROWTH FUND - STATEMENT OF NET ASSETS

  NUMBER                                                               MARKET
 OF SHARES                                                             VALUE
-------------------------------------------------------------------------------
               COMMON STOCK - 97.57%

               AEROSPACE/DEFENSE - 0.67%
    3,900      Celsius AB, Class B................................   $   45,508
                                                                     ----------
               APPAREL & PRODUCTS - 1.47%
      621      Christian Dior.....................................      100,027
                                                                     ----------
               AUTO - CARS - 2.48%
    3,130      Renault, S.A.......................................      169,160
                                                                     ----------
               BANKS - OTHER - 4.63%
    2,100      Bank Austria AG....................................      111,825
    2,000      ING Groep N.V. ....................................      109,997
      478      Societe Generale, Class A..........................       93,861
                                                                     ----------
                                                                        315,683
                                                                     ----------
               BANKS - REGIONAL - 4.25%
      750      Banco Pastor, S.A. ................................       35,367
   16,500      DAO Heng Bank Group, Ltd. .........................       75,220
    9,400(/1/) Hanvit Bank - ADR..................................       75,388
   14,000      United Overseas Bank, Ltd. ........................      103,919
                                                                     ----------
                                                                        289,894
                                                                     ----------
               BROADCASTING - 0.80%
    1,500 *    Grupo Televisa, S.A................................       54,563
                                                                     ----------
               CHEMICAL - MISCELLANEOUS - 1.92%
    2,802      Akzo Nobel.........................................      130,797
                                                                     ----------
               CONGLOMERATES - 4.09%
    3,223      Lagardere S.C.A. ..................................      131,152
   46,000      LI & Fung..........................................      147,505
                                                                     ----------
                                                                        278,657
                                                                     ----------
               CONSUMER FINANCE - 2.09%
    1,400      Acom Co. ..........................................      142,257
                                                                     ----------
               DRUGS - 1.87%
       11      Roche Holdings AG..................................      127,600
                                                                     ----------
               ELECTRICAL EQUIPMENT - 6.96%
    3,900      Ericsson LMTEL Co. - ADR, Series B.................      126,994
   10,000      Johnson Electric Holdings, Ltd. ...................       45,073
    1,196      Koninklijke Philips Electronic.....................      123,635
   10,100      Powergen 1998, Plc. ...............................      100,731
      600      Sony Corp. ........................................       77,814
                                                                     ----------
                                                                        474,247
                                                                     ----------

  NUMBER                                                               MARKET
 OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
               ELECTRICAL PRODUCTS -
               MISCELLANEOUS - 1.64%
   11,000      Hitachi, Ltd. ....................................    $  111,773
                                                                     ----------
               FINANCE COMPANIES - 3.23%
   43,000      Grupo Financiero Banamex
               Accival,
               S.A. de CV (Banacci)...............................       85,315
    1,400      Orix Corp. ........................................      134,958
                                                                     ----------
                                                                        220,273
                                                                     ----------
               FINANCIAL SERVICES - 3.35%
   14,900      Amvescap, Plc. ....................................      128,333
    8,200      Investor AB, Class B...............................      100,169
                                                                     ----------
                                                                        228,502
                                                                     ----------
               FOODS - 3.67%
      424      Barry Callebaut AG.................................       72,990
    3,000      Companhia Brasileira -
               ADR................................................       61,875
    1,700      Huhtamaki I........................................       59,089
   14,900      Somerfield, Plc. ..................................       55,651
                                                                     ----------
                                                                        249,605
                                                                     ----------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 0.81%
    8,000      Forsoft, Ltd. .....................................       55,000
                                                                     ----------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE SYSTEMS - 1.78%
    1,000      TDK Corp. .........................................      121,642
                                                                     ----------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 2.85%
    2,600      Getronics NV.......................................      127,704
    7,500      Misys, Plc. .......................................       66,650
                                                                     ----------
                                                                        194,354
                                                                     ----------
               INSURANCE - 1.53%
    2,081      Scor...............................................      104,131
                                                                     ----------
               INSURANCE - MISCELLANEOUS - 1.15%
    5,800      ESG RE, Ltd. ......................................       78,300
                                                                     ----------
               INSURANCE - MULTILINE - 1.43%
    2,000      Pohjola Group Insurance
               Corp., Class B.....................................       97,704
                                                                     ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            MERCHANDISING - FOOD - 1.36%
   93,000   Dairy Farm International...............................   $   92,535
                                                                      ----------
            METALS - ALUMINUM - 2.42%
    2,823   Pechiney, S.A., Class A................................      164,833
                                                                      ----------
            METALS - STEEL - 8.26%
    5,000   Aceralia Corp. Siderurgica, S.A. ......................       68,669
    2,200   Boehler-Udeholm AG.....................................      106,053
   32,100   Industrias CH, S.A., Series B..........................       88,000
    5,500   Ispat International NV - ADR...........................       57,063
    2,900   Pohang Iron & Steel, Ltd. - ADR........................      106,575
    8,800   Usinor, S.A. ..........................................      136,617
                                                                      ----------
                                                                         562,977
                                                                      ----------
            MISCELLANEOUS - 1.00%
   88,000   First Pacific Co., Ltd. ...............................       67,996
                                                                      ----------
            OIL - INTEGRATED INTERNATIONAL - 2.02%
   22,800   Eni, SpA...............................................      137,477
                                                                      ----------


            OIL - SERVICE - PRODUCTS - 0.71%
    3,800   Petroleo Brasileiro, S.A. - ADR........................       48,450
                                                                      ----------
            PAPER/FOREST PRODUCTS - 2.70%
   19,400   Metsa Serla, Class B...................................      184,201
                                                                      ----------
            PHOTOGRAPHY - 2.15%
    4,000   Fuji Photo Film Co. ...................................      146,336
                                                                      ----------
            PUBLISHING - NEWS - 1.95%
   20,000   News Corp., Ltd. ......................................      132,663
                                                                      ----------
            REAL ESTATE - 3.20%
   14,000   Cheung Kong............................................      121,697
   74,000   Wheelock & Company, Ltd. ..............................       96,250
                                                                      ----------
                                                                         217,947
                                                                      ----------
            TELECOMMUNICATIONS - 16.97%
   28,000   China Telecom (Hong Kong)..............................       87,081
       18   DDI Corp. .............................................      113,593
    3,495   ECI Telecommunications.................................       99,171
    5,100   Embratel Participacoes, S.A. - ADR.....................       54,506
    5,341   Hellenic Telecommunications Organization, S.A. (OTE)...      110,956
    1,600   KDD Corp. .............................................      125,117
    2,000 * Korea Telecom Corp. ...................................       65,000

--------------------------------------------------------------------------------

 4                                                 August 31, 1999
              INTERNATIONAL GROWTH FUND - STATEMENT OF NET ASSETS

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
------------------------------------------------------------------------------
           TELECOMMUNICATIONS - Continued
    2,630  KPN NV (Koninklijke)................................   $  118,169
    6,400  SK Telecom Co., Ltd. - ADR..........................       72,400
    6,514  Telefonica, S.A. ...................................      104,234
   12,900  Telenorte Leste Partic - ADR........................      206,399
                                                                  ----------
                                                                   1,156,626
                                                                  ----------
           TOBACCO - 0.74%
   15,500  Fomento Economico Mexicano UBD......................       50,759
                                                                  ----------
           UTILITIES - ELECTRIC - 1.42%
   29,500  Hong Kong Electric Holdings.........................       97,065
                                                                  ----------
           TOTAL COMMON STOCK
           (Cost $6,221,280)...................................    6,649,542
                                                                  ----------


   PAR                                                              MARKET
  VALUE                                                             VALUE
-------------------------------------------------------------------------------
          CORPORATE SHORT TERM -
          REPURCHASE AGREEMENT - 2.51%
          BANKS - OTHER - 2.51%
 $171,000 State Street Bank Repurchase Agreement, 5.35%, dated
          08/31/99, to be repurchased at $171,025 on 09/01/99,
          collateralized by U.S. Treasury Note, 4.63%, 11/30/00,
          with value of
          $175,000 (Cost $171,000) ..............................   $  171,000
                                                                    ----------
          TOTAL CORPORATE SHORT TERM -
          REPURCHASE AGREEMENT
          (Cost $171,000)........................................      171,000
                                                                    ----------
          TOTAL INVESTMENTS
          (Cost $6,392,280) - 100.08%............................    6,820,542
          Other assets less liabilities, net - (0.08%)...........       (5,311)
                                                                    ----------
          NET ASSETS - 100.00%
          (equivalent to $11.22 per share on
          607,650 shares outstanding)............................   $6,815,231
                                                                    ----------

*Non-income producing

(/1/) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1999, the aggregate value of these securities was $75,388, representing 1.11% of net assets.



-----------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 607,650 shares outstanding..........  $    6,077
Additional paid in capital.......................................   6,132,431
Undistributed net realized gain on securities ...................     167,651
Undistributed net investment income..............................      80,860
Unrealized appreciation (depreciation) of:
 Investments............................................ $428,262
 Foreign currency translation...........................      (50)    428,212
                                                         --------  ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................  $6,815,231
                                                                   ----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                INTERNATIONAL GROWTH FUND - FINANCIAL STATEMENTS 5

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999


INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $13,843).............  $117,198
Interest............................................................    29,001
                                                                      --------
 Total investment income............................................   146,199
                                                                      --------
EXPENSES:
Advisory fees.......................................................    51,153
Custodian fees......................................................    22,186
Administrative service fee..........................................    14,210
Audit fees and tax services.........................................    11,589
Trustees' fees and expenses.........................................     4,355
Accounting services.................................................     1,705
Pricing services....................................................     1,036
Report to shareholders..............................................     1,000
Miscellaneous.......................................................     2,420
                                                                      --------
 Total expenses.....................................................   109,654
 Expense reimbursement (see Note 3).................................   (44,315)
                                                                      --------
 Net expenses.......................................................    65,339
                                                                      --------
NET INVESTMENT INCOME...............................................    80,860
                                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
CURRENCIES:
Net realized gain (loss) on:
 Investments............................................... $226,670
 Foreign currency transactions.............................  (59,019)  167,651
                                                            --------
Net unrealized appreciation (depreciation) during the year:
 Investments...............................................  428,262
 Foreign currency translation..............................      (50)  428,212
                                                            --------  --------
  Net realized and unrealized gain on securities and
  foreign currencies during the year................................   595,863
                                                                      --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................  $676,723
                                                                      --------

SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF CHANGES IN NET ASSETS

                                                  For the       For the period
                                                year ended     August 26, 1998
                                              August 31, 1999 to August 31, 1998
                                            ------------------------------------
OPERATIONS:
Net investment income.......................    $   80,860          $    -
Net realized gain on securities and foreign
currency transactions.......................       167,651               -
Net unrealized appreciation of securities
and translation of foreign currencies during
the year....................................       428,212               -
                                            ------------------------------------
 Increase in net assets resulting from
 operations.................................       676,723               -
                                            ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................             -               -
Net realized gain on securities.............             -               -
                                            ------------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders............................             -               -
                                            ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................     6,525,710           4,867
Proceeds from shares issued for
distributions reinvested....................             -               -
                                            ------------------------------------
                                                 6,525,710           4,867
Cost of shares repurchased..................      (392,069)              -
                                            ------------------------------------
 Increase in net assets resulting from
 share transactions.........................     6,133,641           4,867
                                            ------------------------------------
TOTAL INCREASE IN NET ASSETS................     6,810,364           4,867

NET ASSETS:
Beginning of year...........................         4,867               -
                                            ------------------------------------
End of year (including undistributed net
investment income of $80,860 and $0)........    $6,815,231          $4,867
                                            ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................       642,435             487
Shares issued for distributions reinvested..             -               -
Shares repurchased..........................       (35,272)              -
                                            ------------------------------------
 Increase in shares outstanding.............       607,163             487
Shares outstanding:
 Beginning of year..........................           487               -
                                            ------------------------------------
 End of year................................       607,650             487
                                            ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 6                                                 August 31, 1999
                LARGE CAP GROWTH FUND - STATEMENT OF NET ASSETS

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 99.58%
            ADVERTISING - 0.16%
      400   Omnicom Group, Inc. ..................................   $    30,150
                                                                     -----------
            AEROSPACE/DEFENSE - 0.65%
      300   General Dynamics
            Corp. ................................................        18,900
      200   Raytheon Co., Class B.................................        13,625
    1,400   United Technologies
            Corp. ................................................        92,575
                                                                     -----------
                                                                         125,100
                                                                     -----------
            AIRLINES - 0.22%
      400   Delta Air Lines, Inc. ................................        20,325
      400 * Sabre Holdings, Inc...................................        22,400
                                                                     -----------
                                                                          42,725
                                                                     -----------
            AUTO - CARS - 1.77%
      300   Ford Motor Co. .......................................        15,638
    2,800   General Motors Corp.,
            Class H...............................................       144,199
    4,500   Hertz Corp., Class A..................................       181,406
                                                                     -----------
                                                                         341,243
                                                                     -----------
            BANKS - NEW YORK CITY - 0.75%
    3,250   Citigroup, Inc. ......................................       144,422
                                                                     -----------
            BANKS - OTHER - 0.36%
      200   Bank of America Corp. ................................        12,100
      750   Providian Financial
            Corp. ................................................        58,219
                                                                     -----------
                                                                          70,319
                                                                     -----------
            BANKS - REGIONAL - 0.31%
    1,500   Firstar Corp. ........................................        40,219
      300   SunTrust Banks, Inc. .................................        19,294
                                                                     -----------
                                                                          59,513
                                                                     -----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.46%
            Anheuser-Busch
      200   Companies, Inc. ......................................        15,400
    1,400   Seagram Co., Ltd. ....................................        74,288
                                                                     -----------
                                                                          89,688
                                                                     -----------
            BEVERAGE - SOFT DRINKS - 1.86%
    4,400   Coca-Cola Co. ........................................       263,174
      500   Coca-Cola Enterprises,
            Inc. .................................................        14,219
    2,400   PepsiCo, Inc. ........................................        81,900
                                                                     -----------
                                                                         359,293
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            BROADCASTING - 0.65%
    1,800   Comcast Corp., Class A................................   $    58,725
    1,600*  Viacom, Inc., Class B.................................        67,300
                                                                     -----------
                                                                         126,025
                                                                     -----------
            BUILDING MATERIALS - 0.33%
    1,400   Lowe's Companies, Inc. ...............................        63,350
                                                                     -----------
            CHEMICAL - MAJOR - 0.64%
      800   Dow Chemical Co. .....................................        90,900
      800   Monsanto Co. .........................................        32,850
                                                                     -----------
                                                                         123,750
                                                                     -----------
            CONGLOMERATES - 0.89%
    1,700   Tyco International, Ltd. .............................       172,231
                                                                     -----------
            CONSUMER FINANCE - 0.23%
      800   Capital One Financial Corp. ..........................        30,200
      600   MBNA Corp. ...........................................        14,813
                                                                     -----------
                                                                          45,013
                                                                     -----------
            CONTAINERS - METAL/GLASS - 0.10%
      300   Corning, Inc. ........................................        19,950
                                                                     -----------
            DRUGS - 10.53%
    1,600   Allergan, Inc. .......................................       159,800
    1,500   American Home Products Corp. .........................        62,250
    4,000   Amgen, Inc. ..........................................       332,750
      900   Bausch & Lomb, Inc. ..................................        59,456
    1,600   Biogen, Inc. .........................................       122,800
    5,300   Bristol Myers Squibb Co. .............................       372,987
    1,200   Eli Lilly and Co. ....................................        89,550
      800   Immunex Corp. ........................................        53,850
    4,500   Merck & Co., Inc. ....................................       302,344
    7,600   Pfizer, Inc. .........................................       286,900
    2,000   Schering-Plough Corp. ................................       105,125
    1,300   Warner-Lambert Co. ...................................        86,125
                                                                     -----------
                                                                       2,033,937
                                                                     -----------
            ELECTRICAL EQUIPMENT - 5.72%
      300   Emerson Electric Co. .................................        18,788
    9,000   General Electric Co. .................................     1,010,813
    1,100   Teradyne, Inc. .......................................        74,869
                                                                     -----------
                                                                       1,104,470
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            ENTERTAINMENT - 1.19%
    1,900   Carnival Corp., Class A...............................   $    84,906
    1,050   Hasbro, Inc. .........................................        25,659
    1,200   Time Warner, Inc. ....................................        71,175
    1,700   Walt Disney Co. ......................................        47,175
                                                                     -----------
                                                                         228,915
                                                                     -----------
            FINANCIAL SERVICES - 0.28%
      400   American Express Co. .................................        55,000
                                                                     -----------
            FOODS - 3.27%
      900   BestFoods.............................................        44,213
    4,700   ConAgra, Inc. ........................................       115,150
      600   Hormel Foods Corp. ...................................        24,150
    8,200   IBP, Inc. ............................................       188,087
    9,900   Nabisco Group Holdings Corp. .........................       175,725
    1,200   Nabisco Holdings Corp., Class A.......................        47,175
    1,800   U.S. Foodservice......................................        37,463
                                                                     -----------
                                                                         631,963
                                                                     -----------
            FOOTWEAR - 0.43%
    1,800   NIKE, Inc., Class B...................................        83,250
                                                                     -----------
            FREIGHT - 0.07%
      300*  FDX Corp. ............................................        12,731
                                                                     -----------
            GOVERNMENT SPONSORED - 0.21%
      300   Federal Home Loan Mortgage Corp. .....................        15,450
      400   Federal National Mortgage Association.................        24,850
                                                                     -----------
                                                                          40,300
                                                                     -----------
            HEALTHCARE - 3.29%
      550   Cardinal Health, Inc. ................................        35,063
    1,700   Lincare Holdings, Inc. ...............................        44,838
    2,300   PacifiCare Health System, Inc., Class A...............       138,000
    1,500   Trigon Healthcare, Inc. ..............................        54,469
    3,200   United HealthCare Corp. ..............................       194,599
    2,300   Wellpoint Health Networks, Inc. ......................       167,613
                                                                     -----------
                                                                         634,582
                                                                     -----------
            HEAVY DUTY TRUCKS/PARTS - 1.03%
    4,100   Navistar International Corp. .........................       199,363
                                                                     -----------
            HOSPITAL MANAGEMENT - 0.43%
    4,800   Tenet Healthcare Corp.................................        83,700
                                                                     -----------

--------------------------------------------------------------------------------

 7                                                   August 31, 1999
           LARGE CAP GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
             HOSPITAL SUPPLIES - 3.30%
    3,300    Abbott Laboratories..................................   $   143,138
    3,600    Johnson & Johnson....................................       368,100
    1,600    Medtronic, Inc. .....................................       125,200
                                                                     -----------
                                                                         636,438
                                                                     -----------
             HOUSEHOLD PRODUCTS - 3.02%
      600    Clorox Co. ..........................................        27,150
    5,100    Procter & Gamble Co. ................................       506,175
      714    Unilever N V - ADR...................................        49,177
                                                                     -----------
                                                                         582,502
                                                                     -----------
             INFORMATION PROCESSING -
             BUSINESS SOFTWARE - 7.44%
      200 *  Broadcom Corp. ......................................        25,750
   14,200 *  Microsoft Corp. .....................................     1,314,387
    2,650 *  Oracle Corp. ........................................        96,725
                                                                     -----------
                                                                       1,436,862
                                                                     -----------
             INFORMATION PROCESSING -
             COMPUTER HARDWARE SYSTEMS - 5.89%
      600 *  Adaptec, Inc. .......................................        23,400
    3,300 *  Apple Computer, Inc. ................................       215,325
    4,900 *  Dell Computer Corp. .................................       239,181
      700 *  Electronics for Imaging, Inc. .......................        41,038
    2,800 *  Lexmark International
             Group, Inc. .........................................       220,500
    5,000 *  Sun Microsystems,
             Inc. ................................................       397,499
                                                                     -----------
                                                                       1,136,943
                                                                     -----------
             INFORMATION PROCESSING -
             COMPUTER SERVICES - 2.74%
    3,700 *  America Online, Inc. ................................       337,855
      400    Automatic Data
             Processing, Inc. ....................................        15,725
      500 *  CMGI, Inc. ..........................................        41,969
      700    Electronic Data Systems
             Corp. ...............................................        39,288
    1,400    First Data Corp. ....................................        61,600
      300 *  VeriSign, Inc. ......................................        32,494
                                                                     -----------
                                                                         528,931
                                                                     -----------
             INFORMATION PROCESSING -
             CONSUMER SOFTWARE - 0.14%
      300 *  Intuit, Inc. ........................................        26,869
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
             INFORMATION PROCESSING -
             DATA SERVICES - 8.68%
      600 *  Computer Sciences Corp. .............................   $    41,513
    2,800 *  E M C Corp. .........................................       168,000
    3,800    Hewlett Packard Co. .................................       400,424
    6,200    International Business Machines......................       772,287
    2,400 *  Novell, Inc. ........................................        56,850
      500 *  PsiNet, Inc. ........................................        23,938
      400 *  Solectron Corp. .....................................        31,300
    1,400 *  Unisys Corp. ........................................        60,200
    1,600    Xerox Corp. .........................................        76,400
      300 *  Yahoo!, Inc. ........................................        44,250
                                                                     -----------
                                                                       1,675,162
                                                                     -----------
             INFORMATION PROCESSING -
             NETWORKING - 4.46%
   12,100 *  Cisco Systems, Inc. .................................       820,530
      500 *  Exodus Communications, Inc. .........................        40,188
                                                                     -----------
                                                                         860,718
                                                                     -----------
             INSURANCE - LIFE - 0.29%
    1,300    Hartford Life, Inc., Class A.........................        56,469
                                                                     -----------
             INSURANCE - MULTILINE - 1.30%
      600    Allstate Corp. ......................................        19,688
    1,625    American International Group, Inc. ..................       150,616
    1,100    Marsh & McLennan Companies, Inc. ....................        80,094
                                                                     -----------
                                                                         250,398
                                                                     -----------
             LEISURE TIME - 0.08%
      300    Harley-Davidson, Inc. ...............................        16,350
                                                                     -----------
             LODGING - 0.35%
    2,000    Marriott International, Inc. ........................        68,500
                                                                     -----------
             MACHINERY - CONSTRUCTION &
             CONTRACTS - 0.19%
      400 *  Calpine Corp. .......................................        36,250
                                                                     -----------
             MACHINERY - INDUSTRIAL/SPECIALTY - 0.24%
      300    Johnson Controls, Inc. ..............................        20,513
      600    Parker Hannifin Corp. ...............................        26,250
                                                                     -----------
                                                                          46,763
                                                                     -----------
             MEDICAL TECHNOLOGY - 0.14%
      400    PE Corp.- PE Biosystems Group........................        27,525
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            MERCHANDISE - DRUG - 0.76%
    3,500   CVS Corp. ............................................   $   145,906
                                                                     -----------
            MERCHANDISE - SPECIALTY - 3.96%
    1,400 * Best Buy Co., Inc. ...................................        98,350
    2,700   Circuit City Stores, Inc. ............................       116,100
      400   Fortune Brands, Inc. .................................        15,000
    5,700   Home Depot, Inc. .....................................       348,412
      300 * Kohl's Corp. .........................................        21,375
      500   Sotheby's Holdings, Inc., Class A.....................        14,563
    1,900 * Staples, Inc. ........................................        41,325
      400   Tandy Corp. ..........................................        18,900
    1,400   Tiffany & Co. ........................................        74,025
      600   TJX Companies, Inc. ..................................        17,325
                                                                     -----------
                                                                         765,375
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 0.30%
    1,000   Dayton Hudson Corp. ..................................        58,000
                                                                     -----------
            MERCHANDISING - FOOD - 0.75%
      800   Albertsons, Inc. .....................................        38,350
    2,400 * Kroger Co. ...........................................        55,500
    1,100 * Safeway, Inc. ........................................        51,219
                                                                     -----------
                                                                         145,069
                                                                     -----------
            MERCHANDISING - MASS - 1.24%
    5,400   Wal-Mart Stores, Inc. ................................       239,288
                                                                     -----------
            OIL - INTEGRATED INTERNATIONAL - 0.55%
    1,100   Exxon Corp. ..........................................        86,763
      300   Royal Dutch Petroleum Co. ............................        18,563
                                                                     -----------
                                                                         105,326
                                                                     -----------
            OIL - SERVICES - 0.28%
      800   Schlumberger, Ltd. ...................................        53,400
                                                                     -----------
            PAPER/FOREST PRODUCTS - 0.48%
    1,000   Georgia-Pacific Corp. ................................        41,375
      900   Kimberly-Clark Corp. .................................        51,244
                                                                     -----------
                                                                          92,619
                                                                     -----------
            PHOTOGRAPHY - 0.91%
    2,400   Eastman Kodak Co. ....................................       176,250
                                                                     -----------
            POLLUTION CONTROL - 0.25%
    4,500 * Republic Services, Inc., Class A......................        48,938
                                                                     -----------

--------------------------------------------------------------------------------

 8                                                 August 31, 1999
           LARGE CAP GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            PUBLISHING/PRINTING - 0.11%
      400   McGraw-Hill, Inc. ....................................   $    20,675
                                                                     -----------
            RESTAURANTS - 0.62%
    2,000   McDonald's Corp. .....................................        82,750
      900 * Tricon Global Restaurants, Inc. ......................        36,563
                                                                     -----------
                                                                         119,313
                                                                     -----------
            SECURITIES RELATED - 1.00%
      400   Bear Stearns Co., Inc. ...............................        16,650
    2,700   Charles Schwab Corp. .................................       106,649
      700 * E*Trade Group, Inc. ..................................        17,500
      400   Standard & Poor's Depositary Receipts.................        52,825
                                                                     -----------
                                                                         193,624
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT - 0.92%
    2,500 * Applied Materials, Inc. ..............................       177,656
                                                                     -----------
            SEMICONDUCTORS - 3.85%
    8,500   Intel Corp. ..........................................       698,593
      200   Texas Instruments, Inc. ..............................        16,413
      400 * Xilinx, Inc. .........................................        27,975
                                                                     -----------
                                                                         742,981
                                                                     -----------
            TELECOMMUNICATIONS - 6.59%
    1,100   ALLTEL Corp. .........................................        74,388
    1,200 * Level 3 Communications, Inc. .........................        71,700
    7,100   Lucent Technologies, Inc. ............................       454,843
    2,500 * MCI Worldcom, Inc. ...................................       189,375
      400 * NEXTLINK Communications, Inc. ........................        20,150
    1,500   QUALCOMM, Inc. .......................................       288,281
    4,100 * Qwest Communications
            International, Inc. ..................................       117,875
    1,100   Scientific-Atlanta, Inc. .............................        56,375
                                                                     -----------
                                                                       1,272,987
                                                                     -----------


  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE
-------------------------------------------------------------------------------
           TOBACCO - 1.07%
    5,500  Philip Morris Companies, Inc. ........................   $   205,906
                                                                    -----------
           UTILITIES - COMMUNICATION - 1.77%
    2,400  AT&T Corp. ...........................................       108,000
      400  BellSouth Corp. ......................................        18,100
      300  SBC Communications, Inc. .............................        14,400
    2,800  Sprint Corp. FON Group................................       124,250
    1,100  Telephone and Data Systems, Inc. .....................        76,450
                                                                    -----------
                                                                        341,200
                                                                    -----------
           UTILITIES - ELECTRIC - 0.08%
      500  Entergy Corp. ........................................        14,906
                                                                    -----------
           TOTAL COMMON STOCK
           (Cost $17,079,016)....................................    19,227,082
                                                                    -----------
    PAR
   VALUE
 ---------
           CORPORATE SHORT TERM -
           REPURCHASE AGREEMENT - 0.70%
           BANKS - OTHER - 0.70%
 $136,000  State Street Bank Repurchase Agreement, 5.35%, dated
           08/31/99, to be repurchased at $136,020 on 09/01/99,
           collateralized by U.S. Treasury Note, 4.63%, 11/30/00,
           with value of $140,000 (Cost $136,000)................       136,000
                                                                    -----------
           TOTAL CORPORATE SHORT TERM -
           REPURCHASE AGREEMENT
           (Cost $136,000).......................................       136,000
                                                                    -----------
           UNITED STATES GOVERNMENT -
           SHORT TERM - 0.13%
           U.S. TREASURY BILLS - 0.13%
           United States Treasury Bills:
   15,000  4.54% due 09/30/99....................................        14,945
   10,000  4.30% due 09/30/99....................................         9,965
                                                                    -----------
                                                                         24,910
                                                                    -----------
           TOTAL UNITED STATES GOVERNMENT-
           SHORT TERM
           (Cost $24,910)........................................        24,910
                                                                    -----------

                                                                     MARKET
                                                                      VALUE
-------------------------------------------------------------------------------
          TOTAL INVESTMENTS
          (Cost $17,239,926) - 100.41%..........................   $19,387,992
          Other assets less liabilities, net - (0.41%)..........       (78,864)
                                                                   -----------
          NET ASSETS - 100.00%
          (equivalent to $13.96 per share on 1,383,348 shares
          outstanding)..........................................   $19,309,128
                                                                   -----------
          *Non-income producing

                                                                   UNREALIZED
CONTRACTS                                                        DEPRECIATION
--------------------------------------------------------------------------------

 FUTURES CONTRACTS PURCHASED(/1/)
 2(/2/) (Delivery month/Value at 08/31/99)
        E-mini S&P Futures
        (September/$1,319.75)........................................   $(2,345)
                                                                        -------

(/1/) U.S. Treasury Bills with a market value of approximately $24,910 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(/2/)  Per 250.


-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 1,383,348 shares outstanding.....................  $    13,833
Additional paid in capital..........................................   16,554,965
Undistributed net realized gain on securities.......................      591,864
Undistributed net investment income.................................        2,745
Unrealized appreciation (depreciation) of:
 Investments............................................  $2,148,066
 Futures................................................      (2,345)   2,145,721
                                                         -----------  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING...............................................  $19,309,128
                                                                      -----------

SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------

                  LARGE CAP GROWTH FUND - FINANCIAL STATEMENTS   9

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999



INVESTMENT INCOME:
Dividends..........................................................  $   80,126
Interest...........................................................      28,984
                                                                     ----------
 Total investment income...........................................     109,110
                                                                     ----------
EXPENSES:
Advisory fees......................................................      60,346
Custodian fees.....................................................      40,815
Administrative service fee.........................................      27,430
Audit fees and tax services........................................      21,124
Trustees' fees and expenses........................................       6,599
Accounting services................................................       3,292
Report to shareholders.............................................       2,212
Pricing services...................................................       1,875
Miscellaneous......................................................       3,792
                                                                     ----------
 Total expenses....................................................     167,485
 Expense reimbursement (see Note 3)................................     (73,294)
                                                                     ----------
 Net expenses......................................................      94,191
                                                                     ----------
NET INVESTMENT INCOME..............................................      14,919
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
 Investments............................................ $  463,405
 Futures contracts......................................    128,459     591,864
                                                         ----------
Net unrealized appreciation (depreciation) during the year:
 Investments............................................  2,148,066
 Futures contracts......................................     (2,345)  2,145,721
                                                         ----------  ----------
  Net realized and unrealized gain on securities during the year...   2,737,585
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $2,752,504
                                                                     ----------


STATEMENT OF CHANGES IN NET ASSETS

                                                For the       For the period
                                              year ended     August 26, 1998
                                            August 31, 1999 to August 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income......................   $    14,919         $    -
Net realized gain on securities............       591,864              -
Net unrealized appreciation of securities
during the year............................     2,145,721              -
                                           -----------------------------------
 Increase in net assets resulting from
 operations................................     2,752,504              -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................       (12,174)             -
Net realized gain on securities............             -              -
                                           -----------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders...........................       (12,174)             -
                                           -----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold..................    18,067,450          3,800
Proceeds from shares issued for
distributions reinvested...................        12,174              -
                                           -----------------------------------
                                               18,079,624          3,800
Cost of shares repurchased.................    (1,514,626)             -
                                           -----------------------------------
 Increase in net assets resulting from
 share transactions........................    16,564,998          3,800
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS...............    19,305,328          3,800
NET ASSETS:
Beginning of year..........................         3,800              -
                                           -----------------------------------
End of year (including undistributed net
investment income of $2,745 and $0)........   $19,309,128         $3,800
                                           -----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold................................     1,493,550            380
Shares issued for distributions
reinvested.................................           971              -
Shares repurchased.........................      (111,553)             -
                                           -----------------------------------
 Increase in shares outstanding............     1,382,968            380
Shares outstanding:
 Beginning of year.........................           380              -
                                           -----------------------------------
 End of year...............................     1,383,348            380
                                           -----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 10                                                August 31, 1999
                 MID CAP GROWTH FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 95.95%

            ADVERTISING - 2.58%
    2,100   Catalina Marketing Corp. ..............................   $  190,575
                                                                      ----------
            APPAREL & PRODUCTS - 1.81%
    2,600   Cintas Corp. ..........................................      133,575
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 0.87%
    1,100   Danaher Corp. .........................................       64,625
                                                                      ----------
            BUILDING MATERIALS - 3.59%
    5,300   Fastenal Co. ..........................................      265,663
                                                                      ----------
            DRUGS - 3.61%
    5,300 * ALZA Corp. ............................................      266,988
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 2.26%
      700 * Solectron Corp. .......................................       54,774
    1,500 * Sanmina Corp. .........................................      112,500
                                                                      ----------
                                                                         167,274
                                                                      ----------
            FINANCIAL SERVICES - 10.72%
    5,800   Equifax, Inc. .........................................      176,900
    6,000   Franklin Resources, Inc. ..............................      215,624
    5,700   Legg Mason, Inc. ......................................      217,669
    5,900   T Rowe Price Associates, Inc. .........................      182,531
                                                                      ----------
                                                                         792,724
                                                                      ----------
            GOVERNMENT SPONSORED - 2.93%
    4,900   SLM Holding Corp. .....................................      216,519
                                                                      ----------
            HEALTHCARE - 11.11%
    3,900   Cardinal Health, Inc. .................................      248,624
    7,300 * Covance, Inc. .........................................      117,256
    7,300 * HCR Manor Care, Inc. ..................................      142,806
   17,000 * Health Management Associates, Inc. ....................      136,000
    5,700   Omnicare, Inc. ........................................       54,863
    3,400 * Quintiles Transnational Corp. .........................      121,763
                                                                      ----------
                                                                         821,312
                                                                      ----------
            HOSPITAL SUPPLIES - 1.93%
    4,200 * Boston Scientific Corp. ...............................      142,537
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS - 4.48%
    4,700   Dial Corp. ............................................   $  130,425
    4,900   Newell Rubbermaid, Inc. ...............................      200,900
                                                                      ----------
                                                                         331,325
                                                                      ----------
            HUMAN RESOURCES - 2.24%
    5,000 * Interim Services, Inc. ................................       92,188
    2,800 * Robert Half International, Inc.........................       73,500
                                                                      ----------
                                                                         165,688
                                                                      ----------
            INFORMATION PROCESSING - 1.73%
    7,300 * Acxiom Corp. ..........................................      128,206
                                                                      ----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 9.43%
    6,500 * BMC Software, Inc. ....................................      349,781
    6,500 * Compuware Corp. .......................................      196,219
   10,800 * Parametric Technology Corp. ...........................      151,200
                                                                      ----------
                                                                         697,200
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 1.30%
    1,600 * EMC Corp. .............................................       96,000
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 4.67%
    2,900 * BISYS Group, Inc. .....................................      137,750
    7,050   Paychex, Inc. .........................................      207,534
                                                                      ----------
                                                                         345,284
                                                                      ----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 3.36%
    5,000 * Keane, Inc. ...........................................      108,438
    8,300 * Networks Associates, Inc. .............................      140,062
                                                                      ----------
                                                                         248,500
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 5.01%
    5,100 * Fiserv, Inc. ..........................................      157,144
    3,700 * Sterling Commerce, Inc. ...............................       70,763
    7,100 * Sterling Software, Inc. ...............................      142,888
                                                                      ----------
                                                                         370,795
                                                                      ----------
            INSURANCE - MULTILINE - 2.31%
    3,800   AFLAC, Inc. ...........................................      170,762
                                                                      ----------
            LEISURE - TIME - 2.43%
    3,300   Harley-Davidson, Inc. .................................      179,850
                                                                      ----------

  NUMBER                                                              MARKET
 OF SHARES                                                            VALUE
-------------------------------------------------------------------------------
             MEDICAL TECHNOLOGY - 3.91%
    4,200    PE Corp-PE Biosystems Group.........................   $  289,013
                                                                    ----------
             MERCHANDISE - SPECIALTY - 4.51%
    7,437    Dollar General Corp. ...............................      193,362
    2,300 *  Dollar Tree Stores, Inc. ...........................       75,900
      900 *  Kohl's Corp. .......................................       64,125
                                                                    ----------
                                                                       333,387
                                                                    ----------
             OIL - SERVICES - 0.76%
    1,200 *  Smith International, Inc. ..........................       56,025
                                                                    ----------
             SCHOOLS - 1.64%
    6,100 *  Sylvan Learning Systems, Inc. ......................      121,238
                                                                    ----------
             SEMICONDUCTORS - 3.19%
    5,600 *  Altera Corp. .......................................      235,900
                                                                    ----------
             TELECOMMUNICATIONS - 2.05%
    4,100 *  ADC Communications, Inc. ...........................      151,956
                                                                    ----------
             TEXTILE-PRODUCTS - 1.52%
    2,700    G & K Services, Inc., Class A.......................      112,219
                                                                    ----------
             TOTAL COMMON STOCK
             (Cost $6,770,132) ..................................    7,095,140
                                                                    ----------
    PAR
   VALUE
 ---------
             CORPORATE - SHORT TERM -
             REPURCHASE AGREEMENT - 4.53%

             BANKS - OTHER - 4.53%
 $335,000    State Street Bank Repurchase Agreement, 5.35%, dated
             08/31/99, to be repurchased at $335,050 on 09/01/99
             collateralized by U.S. Treasury Note, 4.63%,
             11/30/00, with value of
             $345,000 (Cost $335,000)............................      335,000
                                                                    ----------
             TOTAL CORPORATE SHORT TERM -
             REPURCHASE AGREEMENT
             (Cost $335,000).....................................      335,000
                                                                    ----------
             TOTAL INVESTMENTS
             (Cost $7,105,132) - 100.48%.........................    7,430,140
             Other assets less liabilities, net - (0.48%)........      (35,679)
                                                                    ----------
             NET ASSETS - 100.00%
             (equivalent to $12.45 per share on 593,795 shares
             outstanding)........................................   $7,394,461
                                                                    ----------
             *Non-income producing

--------------------------------------------------------------------------------

 August 31, 1999 MID CAP GROWTH FUND - STATEMENT OF NET ASSETS  11

------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 593,795 shares outstanding...................... $    5,938
Additional paid in capital.........................................  6,212,148
Undistributed net realized gain on securities......................    851,367
Unrealized appreciation of securities..............................    325,008
                                                                    ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $7,394,461
                                                                    ----------


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 12                MID CAP GROWTH FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999



INVESTMENT INCOME:
Dividends........................................................... $   21,550
Interest............................................................     14,672
                                                                     ----------
 Total investment income............................................     36,222
                                                                     ----------
EXPENSES:
Advisory fees.......................................................     43,155
Custodian fees......................................................     26,044
Administrative service fee..........................................     16,598
Audit fees and tax services.........................................     13,516
Trustees' fees and expenses.........................................      5,136
Accounting services.................................................      1,992
Report to shareholders..............................................      1,200
Pricing services....................................................      1,217
Miscellaneous.......................................................      2,752
                                                                     ----------
 Total expenses.....................................................    111,610
 Expense reimbursement (see Note 3).................................    (59,171)
                                                                     ----------
 Net expenses.......................................................     52,439
                                                                     ----------
NET INVESTMENT LOSS.................................................    (16,217)
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.....................................    867,584
Net unrealized appreciation of securities during the year...........    325,008
                                                                     ----------
 Net realized and unrealized gain on securities during the year.....  1,192,592
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $1,176,375
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the       For the period
                                              year ended     August 26, 1998
                                            August 31, 1999 to August 31, 1998
                                           ------------------------------------
OPERATIONS:
Net investment loss........................   $  (16,217)         $    -
Net realized gain on securities............      867,584               -
Net unrealized appreciation of securities
during the year............................      325,008               -
                                           -----------------------------------
 Increase in net assets resulting from
 operations................................    1,176,375               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................            -               -
Net realized gain on securities............            -               -
                                           -----------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders...........................            -               -
                                           -----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold..................    6,675,852           5,400
Proceeds from shares issued for
distributions reinvested...................            -               -
                                           -----------------------------------
                                               6,675,852           5,400
Cost of shares repurchased.................     (463,166)              -
                                           -----------------------------------
 Increase in net assets resulting from
 share transactions........................    6,212,686           5,400
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS...............    7,389,061           5,400
NET ASSETS:
Beginning of year..........................        5,400               -
                                           -----------------------------------
End of year................................   $7,394,461          $5,400
                                           -----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold................................      627,713             540
Shares issued for distributions
reinvested.................................            -               -
Shares repurchased.........................      (34,458)              -
                                           -----------------------------------
 Increase in shares outstanding............      593,255             540
Shares outstanding:
 Beginning of year.........................          540               -
                                           -----------------------------------
 End of year...............................      593,795             540
                                           -----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 August 31, 1999 SMALL CAP GROWTH FUND - STATEMENT OF NET ASSETS 13

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 96.58%

            AEROSPACE/DEFENSE - 1.72%
      600 * Alliant Techsystems, Inc. .........................   $   43,800
    2,700 * L-3 Communications Holdings, Inc. .................      107,156
    1,600 * Orbital Sciences Corp. ............................       35,499
                                                                  ----------
                                                                     186,455
                                                                  ----------
            AIRLINES - 0.24%
      600 * Alaska Air Group, Inc. ............................       25,950
                                                                  ----------
            APPAREL & PRODUCTS - 2.26%
    2,800 * Ann Taylor Stores Corp. ...........................       92,750
    3,500 * Bebe Stores, Inc...................................       84,000
    2,200   Talbots, Inc. .....................................       68,062
                                                                  ----------
                                                                     244,812
                                                                  ----------
            APPLIANCES/FURNISHINGS - 0.24%
    1,300 * Furniture Brands International.....................       26,081
                                                                  ----------
            AUTO - REPLACEMENT PARTS - 0.54%
    4,900   Gentek, Inc. ......................................       58,494
                                                                  ----------
            BANKS - OTHER - 0.29%
    2,600   Sterling Bancshares, Inc. .........................       31,200
                                                                  ----------
            BANKS - REGIONAL - 2.85%
    2,100   Bank United Corp. .................................       72,055
      225 * Centennial Bancorp.................................        2,643
      500 * City National Corp. ...............................       16,594
      700   Colonial BancGroup, Inc. ..........................        8,663
    1,300   Commercial Federal Corp. ..........................       30,225
      600 * FNB Financial Services Corp. ......................        8,700
    1,100 * Hamilton Bancorp, Inc. ............................       26,813
    1,300   Independent Bank Corp. ............................       21,775
    5,000   National Commerce Bancorp. ........................      105,938
      600   Webster Financial Corp. ...........................       16,162
                                                                  ----------
                                                                     309,568
                                                                  ----------
            BEVERAGE - BREWERS/DISTRIBUTORS - 0.70%
    2,200 * Robert Mondavi Corp., Class A......................       76,038
                                                                  ----------
            BROADCASTING - 4.62%
    1,600 * Entercom Communications Corp. .....................       58,399
    2,050 * Insight Communications Co. ........................       55,863
      600 * Jones Intercable, Inc. ............................       26,325
    4,700 * Nielson Media Research, Inc. ......................      172,431
      200   Radio One, Inc. ...................................        8,338
    2,300 * Univision Communications, Inc. ....................      169,625
      250 * Wink Communications, Inc. .........................       10,249
                                                                  ----------
                                                                     501,230
                                                                  ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            CHEMICAL - MAJOR - 0.77%
    4,800   Albemarle Corp. .......................................   $   83,100
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 2.38%
    4,300   General Chemical Group, Inc. ..........................       14,781
    2,600   Geon, Co. .............................................       77,675
    5,100   Georgia Gulf Corp. ....................................      116,401
    3,500   Olin Corp. ............................................       49,655
                                                                      ----------
                                                                         258,512
                                                                      ----------
            CONSUMER FINANCE - 0.26%
    1,100 * Creditrust Corp. ......................................       28,600
                                                                      ----------
            CONTAINERS - PAPER - 0.41%
    2,900 * Ivex Packaging Corp. ..................................       44,950
                                                                      ----------
            COSMETICS/TOILETRIES - 0.41%
    1,600 * Steiner Leisure, Ltd. .................................       44,600
                                                                      ----------
            DRUGS - 7.39%
    3,200 * Human Genome Sciences, Inc. ...........................      217,800
      500 * IDEC Pharmaceuticals Corp. ............................       63,531
    1,600 * Incyte Pharmaceuticals, Inc. ..........................       45,400
    7,500 * Ligand Pharmaceuticals, Inc., Class B..................       50,625
    1,600 * Millennium Pharmaceuticals, Inc. ......................       94,300
    5,400 * SangStat Medical Corp. ................................      111,375
    1,100 * Triangle Pharmaceuticals, Inc. ........................       20,213
   11,700 * US Bioscience, Inc. ...................................      136,013
    1,700 * Vertex Pharmaceuticals, Inc. ..........................       47,174
    1,100 * Vical, Inc. ...........................................       14,713
                                                                      ----------
                                                                         801,144
                                                                      ----------
            ENTERTAINMENT - 2.13%
    1,300 * Aztar Corp. ...........................................       11,943
    6,300 * Cinar Corp. ...........................................      157,500
    1,800 * Pixar, Inc. ...........................................       61,312
                                                                      ----------
                                                                         230,755
                                                                      ----------
            FINANCE COMPANIES - 0.69%
    4,000 * Financial Federal Corp. ...............................       75,250
                                                                      ----------
            FINANCIAL SERVICES - 1.60%
    2,100 * Gabelli Asset Management, Inc. ........................       33,600
    2,200   Heller Financial, Inc..................................       50,325
    1,855 * Sun Bancorp, Inc. .....................................       28,289
    2,150 * TD Waterhouse Group, Inc. .............................       32,384
    1,500 * Wit Capital Group, Inc. ...............................       29,063
                                                                      ----------
                                                                         173,661
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            FOODS - 0.86%
    1,400 * American Italian Pasta Co., Class A....................   $   39,200
    1,800 * Keebler Foods Co. .....................................       53,663
                                                                      ----------
                                                                          92,863
                                                                      ----------
            FOOTWEAR - 1.75%
    1,000 * Kenneth Cole Productions, Inc., Class A................       34,187
    2,400   K-Swiss, Inc...........................................       75,300
    5,000 * Steven Madden, Ltd. ...................................       59,063
    1,800 * Vans, Inc. ............................................       20,925
                                                                      ----------
                                                                         189,475
                                                                      ----------
            HEALTHCARE - 1.89%
    3,500 * Allscripts, Inc. ......................................       45,281
    2,800 * drkoop.com, Inc. ......................................       47,600
      400 * Kendle International, Inc. ............................        4,175
    1,100 * Medquist, Inc. ........................................       38,293
    1,500 * Osteotech, Inc. .......................................       30,938
    1,700 * Superior Consultant Holdings Corp......................       38,888
                                                                      ----------
                                                                         205,175
                                                                      ----------
            HOUSEHOLD PRODUCTS - 1.42%
    1,300 * Cost Plus, Inc. .......................................       57,850
    2,800 * Linens 'N Things, Inc. ................................       95,900
                                                                      ----------
                                                                         153,750
                                                                      ----------
            HUMAN RESOURCES - 0.58%
    2,300 * Condor Technology Solutions, Inc. .....................        6,756
      500 * On Assignment, Inc. ...................................       14,938
    3,000 * Provant, Inc. .........................................       41,250
                                                                      ----------
                                                                          62,944
                                                                      ----------
            INFORMATION PROCESSING - 1.08%
      510 * Internet Capital Group, Inc. ..........................       38,250
    1,925 * National Information Consortium, Inc. .................       31,763
      700 * Safeguard Scientifics, Inc. ...........................       47,075
                                                                      ----------
                                                                         117,088
                                                                      ----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 6.67%
    1,800 * 24/7 Media, Inc. ......................................       61,649
    1,300 * Actuate Software Corp. ................................       42,888
      100 * Agile Software Corp. ..................................        4,975
      500 * Art Technology Group, Inc. ............................       10,000
    5,500 * Aspen Technology, Inc. ................................       47,094
      600 * CoStar Group, Inc. ....................................       17,213
    2,000 * Exchange Applications, Inc. ...........................       59,750
      300 * Go2Net, Inc. ..........................................       19,500

--------------------------------------------------------------------------------

 14                                                August 31, 1999
           SMALL CAP GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - Continued
    3,000 * Mapics, Inc. ..........................................   $   25,875
    3,900 * Microstrategy, Inc. ...................................      155,025
      800 * Mission Critical Software, Inc. .......................       32,500
    2,100 * Multex.com, Inc. ......................................       34,913
    1,700 * Net Perceptions, Inc. .................................       28,050
      100 * NetIQ Corp. ...........................................        3,000
    1,700 * NFront, Inc. ..........................................       22,525
    2,100 * Peregrine Systems, Inc.................................       69,300
    3,400 * Private Business, Inc..................................       21,250
      150 * Quest Software, Inc. ..................................        6,281
      150 * Red Hat, Inc. .........................................       12,281
    2,200 * Saleslogix Corp. ......................................       39,600
      400 * Tumbleweed Communications Corp.........................        7,700
       55 * US Interactive.........................................        1,141
                                                                      ----------
                                                                         722,510
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 4.99%
    1,900   Creative Technology, Ltd. .............................       18,644
      200 * Efficient Networks, Inc. ..............................        9,388
    1,050 * E-Tek Dynamics, Inc. ..................................       59,522
    3,200 * In Focus Systems, Inc. ................................       51,200
      300 * Paradyne Networks, Inc. ...............................       13,219
    1,000 * Pinnacle Systems, Inc. ................................       32,625
    2,600 * Polycom, Inc. .........................................       95,063
    6,000 * Radiant Systems, Inc. .................................      118,125
    1,700 * Sandisk Corp. .........................................      143,438
                                                                      ----------
                                                                         541,224
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 0.06%
      200 * Verticalnet, Inc. .....................................        6,900
                                                                      ----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 0.92%
    3,800 * 3DO Co. ...............................................       30,638
    2,200 * Liberate Technologies, Inc. ...........................       58,025
      900 * Mpath Interactive, Inc. ...............................       10,632
                                                                      ----------
                                                                          99,295
                                                                      ----------

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
           INFORMATION PROCESSING -
           DATA SERVICES - 3.83%
   3,700 * AppNet Systems, Inc. ...................................   $   54,112
   1,800 * CBT Group, Plc. - ADR ..................................       37,800
   1,400 * Diamond Tech Partners, Inc. ............................       46,375
   1,700   National Computer Systems, Inc. ........................       66,300
   2,300 * Navigant Consulting Co. ................................      100,913
   2,500 * Sykes Enterprises, Inc. ................................       60,000
   1,300 * Profit Recovery Group International, Inc. ..............       49,481
                                                                      ----------
                                                                         414,981
                                                                      ----------
           INFORMATION PROCESSING -
           NETWORKING - 5.14%
   6,600 * Concentric Network Corp. ...............................      144,787
   2,200 * Exodus Communications, Inc. ............................      176,825
     700 * Net2phone, Inc. ........................................       59,500
   2,300 * Prodigy Communications Corp. ...........................       42,694
   3,600 * Verio, Inc..............................................      133,875
                                                                      ----------
                                                                         557,681
                                                                      ----------
           INSURANCE - CASUALTY - 0.50%
   1,500   RenaissanceRe Holdings, Ltd. ...........................       54,188
                                                                      ----------
           INSURANCE - MISCELLANEOUS - 0.23%
   2,500   Fremont General Corp. ..................................       24,844
                                                                      ----------
           LEISURE TIME - 2.42%
   3,700 * Action Performance Co., Inc. ...........................       91,343
   1,200 * American Classic Voyages Co. ...........................       24,450
   1,100 * Anchor Gaming...........................................       53,453
   1,500 * Premier Parks, Inc. ....................................       49,125
   2,500 * Vail Resorts, Inc. .....................................       44,219
                                                                      ----------
                                                                         262,590
                                                                      ----------
           LODGING - 0.50%
     500 * MGM Grand, Inc. ........................................       24,563
   1,000 * Sun International Hotels, Ltd. .........................       29,125
                                                                      ----------
                                                                          53,688
                                                                      ----------
           MACHINE TOOLS - 0.28%
   1,700   Milacron, Inc. .........................................       30,600
                                                                      ----------
           MACHINERY - AGRICULTURE - 0.76%
   1,800   AGCO Corp. .............................................       18,563
   4,100   New Holland N.V.........................................       63,550
                                                                      ----------
                                                                          82,113
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            MEDICAL TECHNOLOGY - 1.67%
    1,200 * Affymetrix, Inc. ......................................   $  102,749
    4,600 * IDEXX Laboratories, Inc. ..............................       78,200
                                                                      ----------
                                                                         180,949
                                                                      ----------
            MERCHANDISE - SPECIALTY - 1.68%
    1,500 * Bush Boake Allen, Inc. ................................       39,094
    1,200 * Etoys, Inc. ...........................................       52,200
    2,200 * Hibbett Sporting Goods, Inc. ..........................       34,375
    2,800 * MSC Industrial Direct Co. .............................       26,775
    3,300 * Finish Line, Inc. .....................................       29,494
                                                                      ----------
                                                                         181,938
                                                                      ----------
            METALS - MISCELLANEOUS - 0.39%
    1,400   Kennametal, Inc. ......................................       37,100
      500 * RTI International Metals, Inc. ........................        4,656
                                                                      ----------
                                                                          41,756
                                                                      ----------
            METALS - STEEL - 0.49%
    1,700 * Mueller Industries, Inc. ..............................       52,700
                                                                      ----------
            MISCELLANEOUS - 0.18%
      600   Central Parking Corp. .................................       19,274
                                                                      ----------
            OIL - SERVICE - PRODUCTS - 0.69%
    1,800 * Cooper Cameron Corp. ..................................       74,925
                                                                      ----------
            OIL - SERVICES - 1.89%
    3,500   Devon Energy Corp. ....................................      135,188
    1,500 * Smith International, Inc. .............................       70,031
                                                                      ----------
                                                                         205,219
                                                                      ----------
            OIL/GAS PRODUCERS - 0.16%
      800   Valero Energy/Corp. ...................................       17,000
                                                                      ----------
            PAPER/FOREST PRODUCTS - 0.68%
    4,300   Universal Forest Products, Inc. .......................       73,906
                                                                      ----------
            PUBLISHING/PRINTING - 0.66%
    1,100 * Scholastic Corp. ......................................       43,588
    2,000 * Source Information Management Co. .....................       27,750
                                                                      ----------
                                                                          71,338
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 0.91%
    2,300   Allied Capital Corp. ..................................       51,965
      700   Arden Reality, Inc. ...................................       16,319
    1,700   Indymac Mortgage Holdings, Inc. .......................       22,844
      300   Macerich Co. ..........................................        7,519
                                                                      ----------
                                                                          98,647
                                                                      ----------
            RESTAURANTS - 1.06%
    2,900 * Papa Johns International, Inc. ........................      115,275
                                                                      ----------

--------------------------------------------------------------------------------

 August 31, 1999                                                15
           SMALL CAP GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            SCHOOLS - 1.12%
    3,400 * DeVry, Inc. ...........................................   $   70,975
    2,400 * Education Management Corp. ............................       31,050
    1,600 * School Specialty, Inc. ................................       19,800
                                                                      ----------
                                                                         121,825
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 7.63%
      900 * Asyst Technologies, Inc. ..............................       28,125
    6,800 * ATMI, Inc. ............................................      224,398
    1,900 * Brooks Automation, Inc. ...............................       41,324
    3,000 * Cognex Corp. ..........................................       90,563
    2,500 * Cymer, Inc. ...........................................       87,344
      700 * Electro Scientific Industries, Inc. ...................       28,000
    3,900 * Gasonics International Corp. ..........................       61,425
    4,200 * Intevac, Inc. .........................................       21,000
    2,200 * LAM Research Corp. ....................................      124,163
    4,200 * MKS Instruments, Inc. .................................       77,175
    1,300 * Veeco Instruments, Inc. ...............................       43,631
                                                                      ----------
                                                                         827,148
                                                                      ----------
            SEMICONDUCTORS - 6.35%
      900 * Applied Micro Circuits Corp. ..........................       83,024
    5,700 * Cypress Semiconductor Corp. ...........................      131,813
    1,800 * Exar Corp..............................................       65,700
    3,070 * Fairchild Semiconductor Corp. .........................       83,274
    1,300 * Galileo Technology, Inc. ..............................       67,763
      600 * HI/FN, Inc. ...........................................       72,413
    4,200 * Integrated Device Technology, Inc. ....................       81,900
      800 * Microchip Technology, Inc. ............................       43,800
      600 * MMC Networks, Inc. ....................................       18,525
    1,700 * PLX Technology, Inc. ..................................       40,800
                                                                      ----------
                                                                         689,012
                                                                      ----------
            TELECOMMUNICATIONS - 6.35%
    3,100 * Allegiance Telecom, Inc. ..............................      186,387
    4,650 * American Mobile Satellite Corp. .......................       90,675
    2,500 * Caprock Communications Corp. ..........................       61,563
    1,500 * Covad Communications Group, Inc. ......................       69,188
    1,200 * MGC Communications, Inc. ..............................       27,600
    2,400 * NEXTLINK Communications, Inc. .........................      120,900
    3,800 * Splitrock Services, Inc. ..............................       42,750
      800 * Versatel Telecom International NV - ADR................       10,850
      700 * WinStar Communications, Inc. ..........................       35,569
                                                                      ----------
                                                                         645,482
                                                                      ----------

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE
 -------------------------------------------------------------------------------
             TEXTILE - PRODUCTS - 1.33%
    8,600    Wellman, Inc. ......................................   $   144,588
                                                                    -----------
             UTILITIES - GAS, DISTRIBUTION - 0.36%
    2,300 *  National-Oilwell, Inc. .............................        39,100
                                                                    -----------
             TOTAL COMMON STOCK
             (Cost $8,817,390)...................................    10,472,391
                                                                    -----------
             PREFERRED STOCK - 0.19%
             OIL-INTEGRATED DOMESTIC - 0.19%
    1,200    Tesoro Petroleum Corp. .............................        20,550
                                                                    -----------
             TOTAL PREFERRED STOCK
             (Cost $17,045)......................................        20,550
                                                                    -----------
    PAR
  VALUE
 ---------
             CORPORATE SHORT TERM -
             REPURCHASE AGREEMENT - 2.75%

             BANKS - OTHER - 2.75%
 $298,000    State Street Bank Repurchase Agreement, 5.35%, dated
             08/31/99, to be repurchased at $298,044 on 09/01/99,
             collateralized by U.S. Treasury Note, 4.63%,
             11/30/00, with value of $305,000 (Cost $298,000)....       298,000
                                                                    -----------
             TOTAL CORPORATE SHORT TERM -
             REPURCHASE AGREEMENT
             (Cost $298,000).....................................       298,000
                                                                    -----------
             TOTAL INVESTMENTS
             (Cost $9,132,435) - 99.52%..........................    10,790,941
             Other assets less liabilities, net - 0.48%..........        52,397
                                                                    -----------
             NET ASSETS - 100.00%
             (equivalent to $14.86 per share on 729,534 shares
             outstanding)........................................   $10,843,338
                                                                    -----------
             *Non-income producing

-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 729,534 shares outstanding.....................  $     7,295
Additional paid in capital........................................    8,133,524
Undistributed net realized gain on securities.....................    1,044,013
Unrealized appreciation of securities.............................    1,658,506
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $10,843,338
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 16               SMALL CAP GROWTH FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999



INVESTMENT INCOME:
Dividends.......................................................... $   24,355
Interest...........................................................     29,203
                                                                    ----------
 Total investment income...........................................     53,558
                                                                    ----------
EXPENSES:
Advisory fees......................................................     66,613
Custodian fees.....................................................     29,946
Administrative service fee.........................................     19,592
Audit fees and tax services........................................     15,678
Trustees' fees and expenses........................................      5,627
Accounting services................................................      2,351
Report to shareholders.............................................      1,441
Pricing services...................................................      1,393
Miscellaneous......................................................      3,020
                                                                    ----------
 Total expenses....................................................    145,661
 Expense reimbursement (see Note 3)................................    (54,826)
                                                                    ----------
 Net expenses......................................................     90,835
                                                                    ----------
NET INVESTMENT LOSS................................................    (37,277)
                                                                    ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities....................................  1,104,850
Net unrealized appreciation of securities during the year..........  1,658,506
                                                                    ----------
 Net realized and unrealized gain on securities during the year....  2,763,356
                                                                    ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $2,726,079
                                                                    ----------


STATEMENT OF CHANGES IN NET ASSETS

                                                For the       For the period
                                              year ended     August 26, 1998
                                            August 31, 1999 to August 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment loss........................   $   (37,277)        $    -
Net realized gain on securities............     1,104,850              -
Net unrealized appreciation of securities
during the year............................     1,658,506              -
                                           -----------------------------------
 Increase in net assets resulting from
 operations................................     2,726,079              -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................             -              -
Net realized gain on securities............       (23,560)             -
                                           -----------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders...........................       (23,560)             -
                                            -----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold..................     8,757,239          5,200
Proceeds from shares issued for
distributions reinvested...................        23,560              -
                                           ------------------------------------
                                                8,780,799          5,200
Cost of shares repurchased.................      (645,180)             -
                                           ------------------------------------
 Increase in net assets resulting from
 share transactions........................     8,135,619          5,200
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS...............    10,838,138          5,200
NET ASSETS:
Beginning of year..........................         5,200              -
                                           ------------------------------------
End of year................................   $10,843,338         $5,200
                                           ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold................................       772,300            520
Shares issued for distributions
reinvested.................................         1,746              -
Shares repurchased.........................       (45,032)             -
                                           ------------------------------------
 Increase in shares outstanding............       729,014            520
Shares outstanding:
 Beginning of year.........................           520              -
                                           ------------------------------------
 End of year...............................       729,534            520
                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 August 31, 1999                                                17
               INTERNATIONAL VALUE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
           COMMON STOCK - 98.80%
           AEROSPACE/DEFENSE - 0.84%
    4,400  Bombardier, Inc. .......................................   $   68,419
                                                                      ----------

           APPAREL & PRODUCTS - 0.45%
      700  Societe BIC, S.A. ......................................       36,793
                                                                      ----------
           AUTO - CARS - 3.02%
      400  Fiat SpA................................................       13,030
    2,670  Fiat SpA, Private.......................................       42,172
   13,000  Nissan Motor Co.........................................       75,857
      350  Peugeot, S.A............................................       64,536
    3,000  Suzuki Motor Corp. .....................................       50,760
                                                                      ----------
                                                                         246,355
                                                                      ----------
           BANKS - OTHER - 5.34%
      800  ABN Amro Holdings NV....................................       19,541
    8,507  Australia & New Zealand Banking
           Group, Ltd..............................................       55,451
      600  Bank of Montreal........................................       21,068
    2,500  Bank of Nova Scotia.....................................       54,174
      580  Banque Nationale De Paris...............................       44,499
    2,550  Foreningssparbanken AB..................................       38,434
    1,000  Royal Bank of Canada....................................       42,637
    9,000  Sakura Bank, Ltd. ......................................       47,742
    2,900  Standard Charter, Plc...................................       42,765
       77  UBS AG..................................................       21,795
    7,667  Westpac Banking Corp....................................       46,590
                                                                      ----------
                                                                         434,696
                                                                      ----------
           BANKS - REGIONAL - 0.92%
    2,500  Barclays, Plc. .........................................       74,538
                                                                      ----------
           BEVERAGE - BREWERS/
           DISTRIBUTORS - 1.79%
    2,000  Asahi Breweries.........................................       30,438
      900  Heineken NV.............................................       45,016
      400  Heineken Holding NV.....................................       14,836
    4,127  South African Breweries, Ltd............................       33,897
    2,600  South African Breweries, Plc............................       21,410
                                                                      ----------
                                                                         145,597
                                                                      ----------
           BEVERAGE - SOFT DRINKS - 0.31%
    7,053  Coca-Cola Amatil, Ltd...................................       25,521
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
           BROADCASTING - 0.77%
      800  Canal Plus..............................................   $   55,274
    1,001  News Corp, Ltd..........................................        7,331
                                                                      ----------
                                                                          62,605
                                                                      ----------
           BUILDING MATERIALS - 2.83%
    3,011  Cemex SA CPO -- ADR.....................................       27,475
      350  Compagnie De Saint - Gobain.............................       67,874
    3,528  CRH, Plc................................................       79,259
       45  Holderbank Financiere Glarus AG, Class B................       55,567
                                                                      ----------
                                                                         230,175
                                                                      ----------
           CHEMICAL - MAJOR - 1.60%
    2,800  BOC Group, Plc. ........................................       59,096
      607  DSM NV..................................................       71,625
                                                                      ----------
                                                                         130,721
                                                                      ----------
           CHEMICAL - MISCELLANEOUS - 0.57%
    1,100  Hoechst AG..............................................       46,627
                                                                      ----------
           CONGLOMERATES - 3.22%
    7,196  Broken Hill Proprietary Co..............................       77,559
    5,000  Hutchison Whampoa.......................................       48,775
    1,311  Preussag AG.............................................       74,881
   51,000  Singapore Technology Engineering, Ltd...................       61,478
                                                                      ----------
                                                                         262,693
                                                                      ----------
           CONSUMER FINANCE - 0.68%
      600  Nichiei Co., Ltd........................................       55,425
                                                                      ----------
           COSMETICS/TOILETRIES - 0.01%
       71  Reckitt & Colman, Plc. .................................          789
                                                                      ----------
           DRUGS - 4.86%
    2,100  Astrazeneca, Plc........................................       82,424
      200  Astrazeneca, Plc. - ADR.................................        7,875
    2,724  Astrazeneca, Plc. - (SEK)...............................      106,946
       45  Novartis AG.............................................       64,952
    3,000  Sankyo Co...............................................       83,686
    1,000  Takeda Chemical Industries..............................       50,303
                                                                      ----------
                                                                         396,186
                                                                      ----------
           ELECTRICAL PRODUCTS -
           MISCELLANEOUS - 2.90%
    2,400  ASM Lithography Holdings, NV............................      152,342
    1,000  Siemens AG..............................................       84,352
                                                                      ----------
                                                                         236,694
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
           ELECTRICAL EQUIPMENT - 8.42%
      700  Hirose Electric Co. Ltd. ...............................   $   88,350
   19,000  Johnson Electric Holdings, Ltd..........................       85,639
      700  Mabuchi Motor Co., Ltd..................................       87,326
    1,000  Murata Manufacturing Co., Ltd...........................       80,485
    6,000  NEC Corp................................................       97,679
    1,900  Sony Corp...............................................      246,412
                                                                      ----------
                                                                         685,891
                                                                      ----------
           ELECTRONIC INSTRUMENTS - 3.12%
    1,200  Advantest Corp..........................................      162,982
      400  Keyence Corp. ..........................................       90,911
                                                                      ----------
                                                                         253,893
                                                                      ----------
           ENTERTAINMENT - 1.65%
    3,100  EMI Group, Plc. ........................................       26,388
      500  Nintendo Co., Ltd.......................................       86,887
      200  Sony Music Entertainment................................       21,255
                                                                      ----------
                                                                         134,530
                                                                      ----------
           FINANCE COMPANIES - 1.75%
    5,000  3I Group................................................       66,730
    3,600  Lend Lease Corp., Ltd...................................       44,079
      200  Newcourt Credit Group, Inc..............................        2,876
      300  Orix Corp...............................................       28,920
                                                                      ----------
                                                                         142,605
                                                                      ----------
           FINANCIAL SERVICES - 1.92%
       32  Aiful Corporation.......................................        5,564
      400  Compagnie Financiere de Paribas.........................       42,685
      522  Deutsche Bank AG........................................       35,646
      100  Shohkoh Fund & Co., Ltd.................................       72,528
                                                                      ----------
                                                                         156,423
                                                                      ----------
           FOODS - 2.27%
    8,600  Cadbury Schweppes, Plc..................................       54,411
      300  Groupe Danone Frf10.....................................       74,455
       11  Nestle, S.A.............................................       21,776
      234  Tesco, Plc..............................................          696
    3,500  Unilever, Plc...........................................       33,526
                                                                      ----------
                                                                         184,864
                                                                      ----------
           HOUSEHOLD PRODUCT - 0.35%
    1,000  KAO Corp. ..............................................       28,440
                                                                      ----------

--------------------------------------------------------------------------------

 18                                                August 31, 1999
          INTERNATIONAL VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
           INFORMATION PROCESSING -
           COMPUTER HARDWARE SYSTEMS - 2.77%
    7,161  Asustek Computer, Inc. .................................   $  103,835
    1,000  TDK Corp................................................      121,642
                                                                      ----------
                                                                         225,477
                                                                      ----------
           INFORMATION PROCESSING -
           NETWORKING - 0.37%
    1,100  New Bridge Networks Corp. ..............................       30,163
                                                                      ----------
           INSURANCE - CASUALTY - 0.61%
    9,000  Mitsui Marine & Fire....................................       49,471
                                                                      ----------
           INSURANCE - MISCELLANEOUS - 0.65%
       27  Schweizerische Rueckversicherungs.......................       52,826
                                                                      ----------
           INSURANCE - MULTILINE - 3.22%
    1,640  AEGON, N.V. ............................................      143,899
    1,900  Assicurazioni Generali..................................       64,329
    6,527  Royal & Sun Alliance Insurance Group....................       54,063
                                                                      ----------
                                                                         262,291
                                                                      ----------
           LODGING - 0.30%
      100  Accor, S.A. ............................................       24,140
                                                                      ----------
           MACHINE TOOLS - 1.21%
    3,000  THK Co., Ltd. ..........................................       98,502
                                                                      ----------
           MACHINERY - INDUSTRIAL/SPECIALTY - 5.44%
   17,800  Invensys, Plc. .........................................       91,270
    1,900  Mannesmann AG...........................................      292,350
    7,400  TI Group, Plc. .........................................       59,983
                                                                      ----------
                                                                         443,603
                                                                      ----------
           MEDICAL TECHNOLOGY - 1.40%
    1,400  Degussa Ag..............................................       54,299
    1,000  Hoya Corp. .............................................       59,997
                                                                      ----------
                                                                         114,296
                                                                      ----------
           MERCHANDISING - DEPARTMENT - 0.44%
    6,000  Mycal Corp. ............................................       36,218
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            MERCHANDISING - MASS - 1.12%
    2,300 * Cifra, S.A. de CV - ADR................................   $   37,663
    9,600   Coles Myer, Ltd. ......................................       53,674
                                                                      ----------
                                                                          91,337
                                                                      ----------
            METALS - ALUMINUM - 1.00%
    1,400   Pechiney, S.A., Class A................................       81,745
                                                                      ----------
            METALS - STEEL - 0.77%
    1,700   Pohang Iron & Steel Co., Ltd. - ADR....................       62,475
                                                                      ----------
            MISCELLANEOUS - 2.43%
    3,000   De Beers Cons Mines - ADR..............................       81,563
    1,700   Dixons Group, Plc. ....................................       32,130
    2,200   Metallgesellschaft AG..................................       49,891
       30   Societe Generale de Surveillance
            Holding, S.A. .........................................       34,224
                                                                      ----------
                                                                         197,808
                                                                      ----------
            OIL - INTEGRATED INTERNATIONAL - 1.92%
   10,000   Eni, SpA...............................................       60,297
    1,000   Norsk Hydro ASA........................................       41,796
    6,800   Shell Transport & Trading Co. .........................       54,381
                                                                      ----------
                                                                         156,474
                                                                      ----------
            OIL/GAS PRODUCERS - 0.92%
      300   Total Fina, S.A. ......................................       38,785
    5,200   Woodside Petroleum, Ltd. ..............................       36,438
                                                                      ----------
                                                                          75,223
                                                                      ----------
            PAPER/FOREST PRODUCTS - 1.15%
    2,700   UPM-Kymmene Oyj........................................       93,704
                                                                      ----------
            PHOTOGRAPHY - 0.83%
    4,000   Nikon Corp. ...........................................       67,900
                                                                      ----------
            PUBLISHING - NEWS - 2.76%
      900   News Corp., Ltd. - ADR.................................       23,794
    6,400   Reuters Group, Plc. ...................................       94,069
    2,000   Singapore Press Holdings, Ltd. ........................       33,253
    2,500   Thomson Corp. .........................................       73,736
                                                                      ----------
                                                                         224,852
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - 0.42%
    4,000   Sun Hung Kai Properties................................   $   34,255
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 1.73%
    2,000   Tokyo Electron, Ltd. ..................................      140,848
                                                                      ----------
            SEMICONDUCTORS - 2.95%
    1,000   Fujitsu, Ltd. .........................................       30,909
    1,600   STMicroelectronics, N.V. ..............................      106,563
    3,567 * Taiwan Semiconductor - ADR.............................      103,220
                                                                      ----------
                                                                         240,692
                                                                      ----------
            TELECOMMUNICATIONS - 7.18%
      900   Bord Telecom Eireann...................................        4,111
    5,600   Colt TelecomGroup......................................      123,151
      100   Ericsson LMTEL Co. - ADR, Series B.....................        3,256
    1,100   Ericsson LMTEL Co., Series B...........................       35,566
    2,300   Nokia Oyj..............................................      192,547
        2   NTT Mobile Communications..............................       33,291
        8   NTT Mobile Communications W/I..........................      132,434
    2,500   Orange, Plc. ..........................................       42,240
    1,100   Teleglobe..............................................       18,797
                                                                      ----------
                                                                         585,393
                                                                      ----------
            TOBACCO - 0.70%
       30   CIE Financ Richemont - UTS, Class A....................       57,205
                                                                      ----------
            UTILITIES - COMMUNICATION - 6.71%
    2,000   Deutsche Telekom AG....................................       88,803
        3   NTT Corp. .............................................       33,749
      231   Swisscom AG............................................       76,396
    9,000   Telecom Italia Mobile, SpA.............................       31,282
   19,900   Telecom Italia, SpA....................................      122,136
    4,710   Telefonica, S.A. ......................................       75,367
    1,600   Telefonos De Mexico - ADR..............................      119,000
                                                                      ----------
                                                                         546,733
                                                                      ----------
            UTILITIES - MISCELLANEOUS - 0.21%
      100   Suez Lyonnaise Des Eaux................................       16,733
                                                                      ----------
            TOTAL COMMON STOCK
            (Cost $5,898,763)......................................    8,050,844
                                                                      ----------

--------------------------------------------------------------------------------

 19                                                      August 31, 1999
          INTERNATIONAL VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

   PAR                                                                MARKET
  VALUE                                                               VALUE
-------------------------------------------------------------------------------
          CORPORATE SHORT TERM -
          REPURCHASE AGREEMENT - 2.17%
          BANKS - OTHER - 2.17%
 $177,000 State Street Bank Repurchase Agreement, 5.35%, dated
          08/31/99, to be
          repurchased at $177,026 on 09/01/99,
          collateralized by U.S. Treasury Note,
          4.63%, 11/30/00, with value of
          $185,000 (Cost $177,000)...............................   $  177,000
                                                                    ----------
          TOTAL CORPORATE - SHORT TERM
          REPURCHASE AGREEMENT
          (Cost $177,000)........................................      177,000
                                                                    ----------
          TOTAL INVESTMENTS
          (Cost $6,075,763) - 100.97%............................    8,227,844
          Other assets less liabilities, net - (0.97%)...........      (79,228)
                                                                    ----------
          NET ASSETS - 100.00%
          (equivalent to $14.72 per share on 553,756 shares
          outstanding)...........................................   $8,148,616
                                                                    ----------
          *Non-income producing



FORWARD CURRENCY - CONTRACTS

--------------------------------------------------------------------------------
                                                                     Unrealized
                                  Settlement   Face    Market      Appreciation
         Long/Short                Date(s)    Value    Value      (Depreciation)
--------------------------------------------------------------------------------
 16,570 EUR /  2,033,030 JPY       09/20/99   $16,927  $15,862         $(1,065)
107,530 EUR / 13,471,408 JPY       12/08/99   111,219  100,855         (10,364)
 16,768 EUR /     27,246 CND       10/28/99    17,873   17,483            (390)
 28,064 EUR /     18,854 GBP       10/28/99    29,911   29,416            (495)
  7,485 EUR /      8,027 GBP       11/04/99     8,027    7,989             (38)
 45,419 EUR /     71,054 AUD       01/19/00    48,408   51,488           3,080
 53,000 USD /  5,715,520 JPY       02/28/00    53,000   52,158            (842)
                                             -------- --------        --------
                                             $285,365 $275,251        $(10,114)
                                             -------- --------        --------



-----------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 553,756 shares outstanding..........  $    5,538
Additional paid in capital.......................................   5,650,627
Undistributed net realized gain on securities....................     314,836
Undistributed net investment income..............................      36,133
Unrealized appreciation (depreciation) of:
  Investments......................................... $2,152,081
  Foreign currency translations.......................      (485)
  Forward currency contracts translation..............    (10,114)  2,141,482
                                                       ----------  ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................  $8,148,616
                                                                   ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 20             INTERNATIONAL VALUE FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999


INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $13,577)............  $   94,320
Interest...........................................................      16,402
                                                                     ----------
 Total investment income...........................................     110,722
                                                                     ----------
EXPENSES:
Advisory fees......................................................      64,076
Custodian fees.....................................................      24,820
Administrative service fee.........................................      16,019
Audit fees and tax services........................................      12,954
Trustees' fees and expenses........................................       4,824
Accounting services................................................       1,922
Pricing services...................................................       1,161
Report to shareholders.............................................       1,148
Miscellaneous......................................................       2,644
                                                                     ----------
  Total expenses...................................................     129,568
  Expense reimbursement (see Note 3)...............................     (62,979)
                                                                     ----------
  Net expenses.....................................................      66,589
                                                                     ----------
NET INVESTMENT INCOME..............................................      44,133
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FORWARD
CURRENCY CONTRACTS:
Net realized gain (loss) on:
 Investments.......................................................     351,762
 Foreign currency transactions.....................................      (2,100)
 Forward currency contracts transaction............................     (34,826)
                                                                     ----------
                                                                        314,836
Net unrealized appreciation (depreciation) during the year:
 Investments............................................ $2,152,081
 Foreign currency translation...........................       (485)
 Forward currency contracts translation.................    (10,114)  2,141,482
                                                         ----------  ----------
  Net realized and unrealized gain on securities and
  foreign currencies during the year...............................   2,456,318
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $2,500,451
                                                                     ----------


STATEMENT OF CHANGES IN NET ASSETS

                                                  For the       For the period
                                                year ended     August 26, 1998
                                              August 31, 1999 to August 31, 1998
                                             -----------------------------------
OPERATIONS:
Net investment income.......................    $   44,133          $    -
Net realized gain on securities and foreign
exchange loss...............................       314,836               -
Net unrealized appreciation of securities,
foreign currencies and forward currency
contracts during the year...................     2,141,482               -
                                             -----------------------------------
 Increase in net assets resulting from
 operations.................................     2,500,451               -
                                             -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................        (8,000)              -
Net realized gain on securities.............             -               -
                                             -----------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders............................        (8,000)              -
                                             -----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................     6,221,423           4,800
Proceeds from shares issued for
distributions reinvested....................         8,000               -
                                             -----------------------------------
                                                 6,229,423           4,800
Cost of shares repurchased..................      (578,058)              -
                                             -----------------------------------
 Increase in net assets resulting from
 share transactions.........................     5,651,365           4,800
                                             -----------------------------------
TOTAL INCREASE IN NET ASSETS................     8,143,816           4,800
NET ASSETS:
Beginning of year...........................         4,800               -
                                             -----------------------------------
End of year (including undistributed net
investment income of $36,133 and $0)........    $8,148,616          $4,800
                                             -----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................       593,951             480
Shares issued for distributions reinvested..           704               -
Shares repurchased..........................       (41,379)              -
                                             -----------------------------------
 Increase in shares outstanding.............       553,276             480
Shares outstanding:
 Beginning of year..........................           480               -
                                             -----------------------------------
 End of year................................       553,756             480
                                             -----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 August 31, 1999 LARGE CAP VALUE FUND - STATEMENT OF NET ASSETS 21

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 99.93%

            AEROSPACE/DEFENSE - 1.39%
      500   B.F. Goodrich Co.......................................   $   18,469
    2,000   Boeing Co. ............................................       90,625
                                                                      ----------
                                                                         109,094
                                                                      ----------
            AUTO - CARS - 2.51%
    2,400   Ford Motor Co. ........................................      125,100
      400   General Motors Corp. ..................................       26,450
    2,100   Meritor Automotive, Inc. ..............................       45,806
                                                                      ----------
                                                                         197,356
                                                                      ----------
            BANKS - NEW YORK CITY - 5.13%
    6,750   Citigroup, Inc. .......................................      299,953
      800   J. P. Morgan & Co., Inc. ..............................      103,350
                                                                      ----------
                                                                         403,303
                                                                      ----------
            BANKS - OTHER - 6.15%
    3,800   Bank of America Corp. .................................      229,900
      500   First Union Corp. .....................................       20,750
    2,800   Fleet Financial Group, Inc. ...........................      111,475
    1,600   Unionbancal Corp. .....................................       61,400
    1,500   Wells Fargo Co. .......................................       59,719
                                                                      ----------
                                                                         483,244
                                                                      ----------
            BANKS - REGIONAL - 6.68%
    2,144   BankOne Corp. .........................................       86,028
    2,200   Chase Manhattan Corp. .................................      184,113
      700   Comerica, Inc. ........................................       36,444
    2,800   Pacific Century Financial Corp. .......................       51,975
    1,900   PNC Bank Corp. ........................................       99,394
    1,900   SouthTrust Corp. ......................................       67,094
                                                                      ----------
                                                                         525,048
                                                                      ----------
            BROADCASTING - 0.85%
      700 * MediaOne Group, Inc. ..................................       46,024
      400   U.S. WEST, Inc. .......................................       20,900
                                                                      ----------
                                                                          66,924
                                                                      ----------
            BUILDING MATERIALS - 0.72%
      900   Sherwin-Williams Co. ..................................       21,937
      700   USG Corp. .............................................       34,300
                                                                      ----------
                                                                          56,237
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            CHEMICAL - MAJOR - 2.42%
      600   Dow Chemical Co. ......................................   $   68,174
    1,233   E.I. du Pont de Nemours and Co. .......................       78,141
    2,200   Solutia, Inc. .........................................       44,000
                                                                      ----------
                                                                         190,315
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 0.86%
    1,400 * Cytec Industries, Inc. ................................       32,638
      600 * FMC Corp. .............................................       34,950
                                                                      ----------
                                                                          67,588
                                                                      ----------
            CONGLOMERATES - 0.43%
    1,500   Ogden Corp. ...........................................       34,125
                                                                      ----------
            DRUGS - 0.51%
      400   Allergan, Inc. ........................................       39,950
                                                                      ----------
            ENTERTAINMENT - 0.49%
    1,400   Walt Disney Co. .......................................       38,850
                                                                      ----------
            FOODS - 2.02%
    2,000   Dean Foods Co. ........................................       80,500
    3,400   IBP, Inc. .............................................       77,988
                                                                      ----------
                                                                         158,488
                                                                      ----------
            GOVERNMENT SPONSORED - 1.50%
    1,900   Federal National Mortgage Association..................      118,038
                                                                      ----------
            HEALTHCARE - 2.16%
      800 * PacifiCare Health Systems Inc., Class A................       48,001
      900 * Trigon Healthcare, Inc. ...............................       32,681
    1,100   United HealthCare Corp. ...............................       66,894
      300 * Wellpoint Health Networks, Inc. .......................       21,863
                                                                      ----------
                                                                         169,439
                                                                      ----------
            HEAVY DUTY TRUCKS/PARTS - 1.46%
      700   Cummins Engine Co., Inc. ..............................       41,475
      600 * Navistar International Corp. ..........................       29,175
      800   PACCAR, Inc. ..........................................       44,100
                                                                      ----------
                                                                         114,750
                                                                      ----------
            HOSPITAL SUPPLIES - 1.01%
      900   Baxter International, Inc. ............................       60,357
      400   C.R. Bard, Inc. .......................................       18,650
                                                                      ----------
                                                                          79,007
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS - 1.42%
      200   Minnesota Mining & Manufacturing Co. ..................   $   18,900
    2,300   Premark International, Inc. ...........................       76,476
    1,000   ServiceMaster Co. .....................................       16,500
                                                                      ----------
                                                                         111,876
                                                                      ----------
            HUMAN RESOURCES - 0.36%
    1,800 * Modis Professional Services, Inc. .....................       28,463
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 1.41%
    1,700 * Apple Computer, Inc. ..................................      110,926
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 3.68%
      700   Hewlett Packard Co. ...................................       73,763
    1,100   International Business Machines........................      137,020
    1,800   Reynolds and Reynolds Co., Class A.....................       39,375
      900 * Unisys Corp. ..........................................       38,700
                                                                      ----------
                                                                         288,858
                                                                      ----------
            INSURANCE - CASUALTY - 0.71%
    2,000   Everest Reinsurance Holdings, Inc. ....................       55,500
                                                                      ----------
            INSURANCE - LIFE - 1.51%
    2,900   Conseco, Inc. .........................................       69,600
      800   Equitable Companies, Inc. .............................       49,400
                                                                      ----------
                                                                         119,000
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 2.08%
    1,800   MGIC Investment Corp. .................................       78,189
    2,000   PMI Group, Inc. .......................................       85,000
                                                                      ----------
                                                                         163,189
                                                                      ----------
            INSURANCE - MULTILINE - 2.70%
    1,900   American International Group, Inc. ....................      176,107
      500   Marsh & McLennan Companies, Inc. ......................       36,406
                                                                      ----------
                                                                         212,513
                                                                      ----------
            LEISURE TIME - 0.71%
    1,000 * Sabre Holdings Corp. ..................................       56,000
                                                                      ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 0.94%
      800   Ingersoll-Rand Co. ....................................       50,901
      700   Tidewater, Inc. .......................................       22,750
                                                                      ----------
                                                                          73,651
                                                                      ----------

--------------------------------------------------------------------------------

 22                                                August 31, 1999
            LARGE CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - 1.80%
      600 * Best Buy Co., Inc. ....................................   $   42,150
      900   Circuit City Stores, Inc. .............................       38,701
      500   Fortune Brands, Inc. ..................................       18,750
    3,000 * Toys "R" Us, Inc. .....................................       41,438
                                                                      ----------
                                                                         141,039
                                                                      ----------
            MERCHANDISING - DEPARTMENT - 1.99%
      500   Dillards, Inc., Class A................................       11,750
    1,100 * Federated Department Stores, Inc. .....................       50,600
    2,400   May Department Stores Co. .............................       93,750
                                                                      ----------
                                                                         156,100
                                                                      ----------
            MERCHANDISING - FOOD - 1.06%
    3,700   Supervalu, Inc. .......................................       83,250
                                                                      ----------
            MERCHANDISING - MASS - 0.67%
    1,400   Sears Roebuck and Co. .................................       52,500
                                                                      ----------
            OIL - INTEGRATED DOMESTIC - 1.27%
      600   Amerada Hess Corp. ....................................       37,238
      500   Burlington Resources, Inc. ............................       20,906
    3,000   Pennzoil-Quaker State Co. .............................       41,625
                                                                      ----------
                                                                          99,769
                                                                      ----------
            OIL - INTEGRATED INTERNATIONAL - 5.54%
      500   Chevron Corp. .........................................       46,125
    3,200   Exxon Corp. ...........................................      252,401
      800   Mobil Corp. ...........................................       81,900
      700   Murphy Oil Corp. ......................................       35,525
      300   Texaco, Inc. ..........................................       19,050
                                                                      ----------
                                                                         435,001
                                                                      ----------
            OIL - SERVICE - PRODUCERS - 0.50%
    3,900 * Ocean Energy, Inc. ....................................       39,488
                                                                      ----------
            OIL - SERVICES - 0.99%
    1,900   York International Corp. ..............................       78,138
                                                                      ----------
            OIL/GAS PRODUCERS - 1.87%
    1,300   Apache Corp. ..........................................       59,150
    3,600 * Pioneer Natural Resources Corp. .......................       40,950
    1,800   Ultramar Diamond Shamrock Corp. .......................       47,025
                                                                      ----------
                                                                         147,125
                                                                      ----------
            PAPER/FOREST PRODUCTS - 3.10%
    1,200   Boise Cascade Corp. ...................................       43,650
    1,300   Georgia-Pacific Corp. .................................       53,788
    1,100   Kimberly-Clark Corp. ..................................       62,631
    1,000   Louisiana Pacific Corp. ...............................       18,500

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS - Continued
      800   Weyerhaeuser Co. ......................................   $   45,000
      500   Willamette Industries, Inc. ...........................       19,813
                                                                      ----------
                                                                         243,382
                                                                      ----------
            PUBLISHING - NEWS - 1.03%
    1,500   Knight-Ridder, Inc. ...................................       80,906
                                                                      ----------
            PUBLISHING/PRINTING - 1.00%
    2,500   R.R. Donnelley and Sons Co. ...........................       78,438
                                                                      ----------
            RAILROAD - 0.70%
    1,900   Burlington Northern Santa Fe Corp. ....................       55,100
                                                                      ----------
            RESTAURANTS - 0.57%
    1,100 * Tricon Global Restaurants, Inc. .......................       44,688
                                                                      ----------
            SAVINGS & LOAN - 1.50%
    3,300   Charter One Financial, Inc. ...........................       77,241
    2,200   Dime Bancorp, Inc. ....................................       40,425
                                                                      ----------
                                                                         117,666
                                                                      ----------
            SECURITIES RELATED - 2.39%
      900   Lehman Brothers Holdings, Inc. ........................       48,375
      600   Merrill Lynch & Co., Inc. .............................       44,775
    1,100   Morgan Stanley Dean Witter & Co. ......................       94,394
                                                                      ----------
                                                                         187,544
                                                                      ----------
            SEMICONDUCTORS - 1.64%
    1,400   Motorola, Inc. ........................................      129,150
                                                                      ----------
            TELECOMMUNICATIONS - 1.19%
      600   ALLTEL Corp. ..........................................       40,575
      700 * MCI Worldcom, Inc. ....................................       53,025
                                                                      ----------
                                                                          93,600
                                                                      ----------
            TOBACCO - 0.24%
      500   Philip Morris Companies, Inc. .........................       18,719
                                                                      ----------
            UTILITIES - COMMUNICATION - 10.95%
    4,048   AT&T Corp. ............................................      182,159
    2,100   Ameritech Corp. .......................................      132,563
    2,800   Bell Atlantic Corp. ...................................      171,500
    3,600   BellSouth Corp. .......................................      162,900
    1,400   GTE Corp. .............................................       96,075
    2,400   SBC Communications, Inc. ..............................      115,200
                                                                      ----------
                                                                         860,397
                                                                      ----------
            UTILITIES - ELECTRIC - 6.85%
    1,400   Allegheny Energy, Inc. ................................       47,250
      300   Ameren Corp. ..........................................       12,019

  NUMBER                                                               MARKET
 OF SHARES                                                             VALUE
 -------------------------------------------------------------------------------
           UTILITIES - ELECTRIC - Continued
    1,300  Central & South West Corp. ............................   $   29,413
      900  Constellation Energy Group, Inc. ......................       26,663
    1,200  DTE Energy Co. ........................................       47,325
      600  Duke Energy Co. .......................................       34,500
    2,100  Edison International...................................       53,288
    1,300  FirstEnergy Corp. .....................................       37,131
      900  GPU, Inc. .............................................       30,713
    2,000  LG&E Energy Corp. .....................................       46,000
    1,300  New Century Energies, Inc. ............................       46,962
      300  Peco Energy Co. .......................................       12,188
      700  PP&L Resources, Inc. ..................................       19,600
    1,300  Public Service Enterprise Group, Inc. .................       53,300
    1,500  Reliant Energy, Inc. ..................................       41,531
                                                                     ----------
                                                                        537,883
                                                                     ----------
           UTILITIES - GAS DISTRIBUTION - 0.67%
      500  MCN Energy Group, Inc. ................................        8,938
    1,700  Tosco Corp. ...........................................       43,350
                                                                     ----------
                                                                         52,288
                                                                     ----------
           UTILITIES - GAS PIPELINE - 0.60%
    2,100  Sempra Energy..........................................       46,856
                                                                     ----------
           TOTAL COMMON STOCK
           (Cost $7,420,662)......................................    7,850,759
                                                                     ----------
           TOTAL INVESTMENTS
           (Cost $7,420,662) - 99.93%.............................    7,850,759
           Other assets less liabilities, net - 0.07%.............        5,636
                                                                     ----------
           NET ASSETS - 100.00%
           (equivalent to $12.85 per share on 611,375 shares
           outstanding)...........................................   $7,856,395
                                                                     ----------
           *Non-income producing

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 611,375 shares outstanding...................... $    6,114
Additional paid in capital.........................................  6,399,424
Undistributed net realized gain on securities......................  1,019,748
Undistributed net investment income................................      1,012
Unrealized appreciation of securities..............................    430,097
                                                                    ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $7,856,395
                                                                    ----------

SEE NOTES FOR FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                  LARGE CAP VALUE FUND - FINANCIAL STATEMENTS   23

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999



INVESTMENT INCOME:
Dividends.......................................................     $  124,994
Interest........................................................          4,977
                                                                     ----------
 Total investment
 income.........................................................        129,971
                                                                     ----------
EXPENSES:
Advisory fees...................................................         33,827
Custodian fees..................................................         26,404
Administrative service fee......................................         16,913
Audit fees and tax services.....................................         13,699
Trustees' fees and expenses.....................................          5,113
Accounting services.............................................          2,030
Pricing services................................................          1,237
Report to shareholders..........................................          1,190
Miscellaneous...................................................          2,812
                                                                     ----------
 Total expenses.................................................        103,225
 Expense reimbursement (see Note 3).............................        (48,467)
                                                                     ----------
 Net expenses...................................................         54,758
                                                                     ----------
NET INVESTMENT
INCOME..........................................................         75,213
                                                                     ----------
REALIZED AND
UNREALIZED GAIN ON
SECURITIES:
Net realized gain on securities.................................      1,019,748
Net unrealized appreciation of securities during the year.......        430,097
                                                                     ----------
Net realized and unrealized gain on securities during the year..      1,449,845
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................     $1,525,058
                                                                     ----------


STATEMENT OF CHANGE IN NET ASSETS

                                                For the       For the period
                                              year ended     August 26, 1998
                                            August 31, 1999 to August 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income......................   $   75,213          $    -
Net realized gain on securities............    1,019,748               -
Net unrealized appreciation of securities
during the year............................      430,097               -
                                           -----------------------------------
 Increase in net assets resulting from
 operations................................    1,525,058               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................      (74,349)              -
Net realized gain on securities............            -               -
                                           -----------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders...........................      (74,349)              -
                                           -----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold..................    7,688,588           3,867
Proceeds from shares issued for
distributions reinvested...................       74,349               -
                                           -----------------------------------
                                               7,762,937           3,867
Cost of shares repurchased.................   (1,361,118)              -
                                           -----------------------------------
 Increase in net assets resulting from
 share transactions........................    6,401,819           3,867
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS...............    7,852,528           3,867
NET ASSETS:
Beginning of year..........................        3,867               -
                                           -----------------------------------
End of year (including undistributed net
investment income of $1,012 and $0)........   $7,856,395          $3,867
                                           -----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold................................      705,711             387
Shares issued for distributions
reinvested.................................        5,876               -
Shares repurchased.........................     (100,599)              -
                                           -----------------------------------
 Increase in shares outstanding............      610,988             387
Shares outstanding:
 Beginning of year.........................          387               -
                                           -----------------------------------
 End of year...............................      611,375             387
                                           -----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 24                                                August 31, 1999
                  MID CAP VALUE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 99.10%

            AEROSPACE/DEFENSE - 2.44%
    3,500   General Dynamics Corp. ................................   $  220,500
                                                                      ----------
            AIRLINES - 1.35%
    3,000 * Continental Airlines, Inc., Class B....................      122,438
                                                                      ----------
            AUTO - CARS - 2.05%
    3,600 * General Motors Corp., Class H..........................      185,400
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 1.91%
    4,300 * Lear Corp. ............................................      172,806
                                                                      ----------
            AUTO - REPLACEMENT PARTS - 2.16%
    2,300 * SPX Corp. .............................................      194,925
                                                                      ----------
            BANKS - OTHER - 2.77%
    5,400   BankBoston Corp. ......................................      250,763
                                                                      ----------
            BANKS - REGIONAL - 0.93%
    3,250   Valley National Bancorp ...............................       84,500
                                                                      ----------
            BROADCASTING - 1.78%
    8,500   A.H. Belo Corp. .......................................      160,969
                                                                      ----------
            BUILDING MATERIALS - 1.38%
    5,100   Sherwin-Williams Co. ..................................      124,313
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 5.10%
    7,300   Lyondell Chemical Co. .................................      106,305
    3,700   Praxair, Inc. .........................................      173,900
    9,400 * W.R. Grace & Co. ......................................      179,775
                                                                      ----------
                                                                         459,980
                                                                      ----------
            CONTAINERS - METAL/GLASS - 1.59%
    8,800 * American National Can Group............................      144,100
                                                                      ----------
            ELECTRICAL EQUIPMENT - 3.54%
    1,000 * Teradyne, Inc. ........................................       68,063
    6,400 * UCAR International, Inc. ..............................      156,000
    2,200   W. W. Grainger, Inc. ..................................       95,837
                                                                      ----------
                                                                         319,900
                                                                      ----------
            FINANCE COMPANIES - 1.93%
    4,600   Finova Group, Inc. ....................................      174,800
                                                                      ----------
            FINANCIAL SERVICES - 1.42%
    4,000   Countrywide Credit Industries, Inc. ...................      128,500
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            FOODS - 2.26%
    9,500   Food Lion, Inc., Class A...............................   $   75,109
   16,000   Food Lion, Inc., Class B...............................      129,000
                                                                      ----------
                                                                         204,109
                                                                      ----------
            GOVERNMENT SPONSORED - 2.00%
    4,100   SLM Holding Corp. .....................................      181,169
                                                                      ----------
            HEALTHCARE - 3.38%
    2,400 * PacifiCare Health Systems Inc., Class A................      144,000
    2,200 * Wellpoint Health Networks Corp. .......................      160,325
                                                                      ----------
                                                                         304,325
                                                                      ----------
            HEAVY DUTY TRUCKS/PARTS - 0.81%
    1,500 * Navistar International Corp. ..........................       72,938
                                                                      ----------
            HOSPITAL SUPPLIES - 1.74%
    5,600   Becton, Dickinson and Co. .............................      157,500
                                                                      ----------
            INFORMATION PROCESSING - 1.55%
   10,000 * Parametric Technology Corp. ...........................      140,000
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 1.74%
    2,000 * Lexmark International Group, Inc. .....................      157,500
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 1.86%
    6,000 * Ceridian Corp. ........................................      168,000
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 5.65%
   10,400   Comdisco, Inc. ........................................      219,050
    1,900   Computer Associates International, Inc. ...............      107,350
    3,800   Galileo International, Inc. ...........................      184,300
                                                                      ----------
                                                                         510,700
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 2.49%
    7,300   Ace Limited............................................      156,494
    1,300   Ambac Financial Group, Inc. ...........................       68,656
                                                                      ----------
                                                                         225,150
                                                                      ----------
            INSURANCE - MULTILINE - 2.50%
    1,500   CIGNA Corp. ...........................................      134,717
    2,300   Cincinnati Financial Corp. ............................       91,138
                                                                      ----------
                                                                         225,855
                                                                      ----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            LEISURE TIME - 0.98%
    6,800 * Mirage Resorts, Inc. .................................   $    88,825
                                                                     -----------
            MERCHANDISE - DRUG - 1.88%
    9,200   Rite Aid Corp. .......................................       170,200
                                                                     -----------
            MERCHANDISE - SPECIALTY - 2.20%
    6,500 * Consolidated Stores Corp. ............................       104,812
    9,000 * Office Depot, Inc. ...................................        93,938
                                                                     -----------
                                                                         198,750
                                                                     -----------
            METALS - ALUMINUM - 0.84%
    1,200   Reynolds Metals Co. ..................................        75,975
                                                                     -----------
            METALS - MISCELLANEOUS - 1.32%
    6,000   Engelhard Corp. ......................................       119,625
                                                                     -----------
            METALS - STEEL - 0.98%
    4,200   AK Steel Holding Corp. ...............................        88,200
                                                                     -----------
            MULTIMEDIA - 1.70%
   11,300 * Cadence Design Systems, Inc. .........................       153,963
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 1.92%
    4,000   Coastal Corp. ........................................       173,250
                                                                     -----------
            OIL - INTEGRATED DOMESTIC - 2.03%
    5,900   USX-Marathon Group....................................       183,638
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 0.71%
    2,600 * Noble Drilling Corp. .................................        64,025
                                                                     -----------
            OIL - SERVICES - 2.13%
    4,600   McDermott International, Inc. ........................       103,788
    2,600   Transocean Offshore, Inc. ............................        88,400
                                                                     -----------
                                                                         192,188
                                                                     -----------
            OIL/GAS PRODUCERS - 1.76%
    3,500   Apache Corp. .........................................       159,250
                                                                     -----------
            PAPER/FOREST PRODUCTS - 1.96%
    5,500   Fort James Corp. .....................................       177,375
                                                                     -----------
            POLLUTION CONTROL - 1.93%
   13,700 * Allied Waste Industries, Inc. ........................       174,675
                                                                     -----------
            PUBLISHING - NEWS - 2.57%
    4,600   News Corp., Ltd. - ADR................................       121,613
    2,300   Scripps Co. ..........................................       110,400
                                                                     -----------
                                                                         232,013
                                                                     -----------

--------------------------------------------------------------------------------

 25                                                 August 31, 1999
             MID CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            PUBLISHING/PRINTING - 3.66%
    7,900   Dun & Bradstreet Corp. ................................   $  206,880
    2,800   Harcourt General, Inc. ................................      122,675
                                                                      ----------
                                                                         329,555
                                                                      ----------
            RAILROAD - 2.33%
    4,400   Burlington Northern Santa Fe Corp. ....................      127,600
    1,800   Kansas City Southern Industries, Inc. .................       83,363
                                                                      ----------
                                                                         210,963
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 1.47%
    9,900   Indymac Mortgage Holdings, Inc. .......................      133,031
                                                                      ----------
            SECURITIES RELATED - 2.49%
    5,400   Bear Stearns Co., Inc. ................................      224,775
                                                                      ----------
            TELECOMMUNICATIONS - 1.41%
    5,600 * American Tower Corp., Class A..........................      127,400
                                                                      ----------
            UTILITIES - COMMUNICATION - 1.27%
    3,600 * AT&T Corp..............................................      115,200
                                                                      ----------
            UTILITIES - ELECTRIC - 1.83%
    6,100 * Niagara Mohawk Holdings, Inc. .........................       92,262
    1,900   Unicom Corp. ..........................................       73,388
                                                                      ----------
                                                                         165,650
                                                                      ----------
            UTILITIES - GAS, DISTRIBUTION - 1.35%
    4,800   Tosco Corp. ...........................................      122,400
                                                                      ----------
            UTILITIES - GAS, PIPELINE - 2.05%
    4,500   Williams Companies, Inc. ..............................      185,625
                                                                      ----------
            TOTAL COMMON STOCK
            (Cost $9,390,057)......................................    8,957,691
                                                                      ----------

   PAR                                                                MARKET
  VALUE                                                               VALUE
-------------------------------------------------------------------------------
          CORPORATE SHORT TERM -
          REPURCHASE AGREEMENT - 1.57%
          BANKS - OTHER - 1.57%
 $142,000 State Street Bank Repurchase Agreement, 5.35%, dated
          08/31/99, to be
          repurchased at $142,021 on 09/01/99,
          collateralized by U.S. Treasury Note,
          4.63%, 11/30/00, with a value of
          $150,000 (Cost $142,000).................................  $  142,000
                                                                     ----------
          TOTAL CORPORATE SHORT TERM - REPURCHASE AGREEMENT
          (Cost $142,000)..........................................     142,000
                                                                     ----------
          TOTAL INVESTMENTS
          (Cost $9,532,057) - 100.67%..............................   9,099,691
          Other assets less liabilities, net - (0.67%).............     (60,701)
                                                                     ----------
          NET ASSETS - 100.00%
          (equivalent to $13.82 per share on 653,992 shares
          outstanding).............................................  $9,038,990
                                                                     ----------
          *Non-income producing

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,unlimited
shares authorized, 653,992 shares outstanding......................  $    6,540
Additional paid in capital.........................................   7,047,886
Undistributed net realized gain on securities......................   2,414,422
Undistributed net investment income................................       2,508
Unrealized depreciation of securities..............................    (432,366)
                                                                     ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING..............................................  $9,038,990
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 26                MID CAP VALUE FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999



INVESTMENT INCOME:
Dividends........................................................... $  118,062
Interest............................................................     11,803
                                                                     ----------
 Total investment income............................................    129,865
                                                                     ----------
EXPENSES:
Advisory fees.......................................................     54,453
Custodian fees......................................................     27,918
Administrative service fee..........................................     18,151
Audit fees and tax services.........................................     14,584
Trustees' fees and expenses.........................................      5,309
Accounting services.................................................      2,178
Pricing services....................................................      1,312
Report to shareholders..............................................      1,294
Miscellaneous.......................................................      2,926
                                                                     ----------
 Total expenses.....................................................    128,125
 Expense Reimbursement (see Note 3).................................    (51,979)
                                                                     ----------
 Net expenses.......................................................     76,146
                                                                     ----------
NET INVESTMENT INCOME...............................................     53,719
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities.....................................  2,554,226
Net unrealized depreciation of securities during the year...........   (432,366)
                                                                     ----------
 Net realized and unrealized gain on securities during the year.....  2,121,860
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $2,175,579
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the       For the period
                                              year ended     August 26, 1998
                                            August 31, 1999 to August 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income......................   $   53,719          $    -
Net realized gain on securities............    2,554,226               -
Net unrealized depreciation of securities
during the year............................     (432,366)              -
                                           -----------------------------------
 Increase in net assets resulting from
 operations................................    2,175,579               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................      (51,583)              -
Net realized gain on securities ...........     (139,804)              -
                                           -----------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders...........................     (191,387)              -
                                           -----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold..................    7,528,054           5,267
Proceeds from shares issued for
distributions reinvested...................      191,387               -
                                           -----------------------------------
                                               7,719,441           5,267
Cost of shares repurchased.................     (669,910)              -
                                           -----------------------------------
 Increase in net assets resulting from
 share transactions........................    7,049,531           5,267
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS...............    9,033,723           5,267
NET ASSETS:
Beginning of year..........................        5,267               -
                                           -----------------------------------
End of year (including undistributed net
investment income of $2,508 and $0)........   $9,038,990          $5,267
                                           -----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold................................      684,711             527
Shares issued for distributions
reinvested.................................       15,395               -
Shares repurchased.........................      (46,641)              -
                                           -----------------------------------
 Increase in shares outstanding ...........      653,465             527
Shares outstanding:
 Beginning of year.........................          527               -
                                           -----------------------------------
 End of year...............................      653,992             527
                                           -----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 August 31, 1999 SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS 27

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 89.51%
            ADVERTISING - 0.05%
      100   True North Communications, Inc.........................   $    3,294
                                                                      ----------
            AEROSPACE/DEFENSE - 0.50%
      200   Aviall, Inc. ..........................................        2,225
      224   B.F. Goodrich Co. .....................................        8,273
      200   EG&G, Inc. ............................................        6,363
      200 * Fairchild Corp., Class A...............................        1,825
      200   Gencorp, Inc. .........................................        4,300
      200 * Remec, Inc. ...........................................        2,488
      100 * Sequa Corp., Class A...................................        6,763
                                                                      ----------
                                                                          32,237
                                                                      ----------
            AIRLINES - 0.34%
      200 * Airtran Holdings, Inc. ................................        1,106
      200 * Alaska Air Group, Inc. ................................        8,650
      300 * American West Holdings Corp., Class B..................        5,850
      100   Circle International Group, Inc. ......................        2,475
      300 * Mesa Airlines, Inc. ...................................        2,063
      500 * Transport World Airlines, Inc. ........................        1,969
                                                                      ----------
                                                                          22,113
                                                                      ----------
            APPAREL & PRODUCTS - 1.21%
      200   Brown Shoe Company, Inc. ..............................        3,475
      100   Cato Corp., Class A....................................        1,344
    2,450   Claire's Stores, Inc. .................................       46,091
      100 * Donna Karan International, Inc. .......................          825
      200 * Dress Barn, Inc. ......................................        3,013
      100 * Footstar, Inc. ........................................        3,250
      100 * Gymboree Corp. ........................................          519
      200 * Jo-Ann Stores, Inc. ...................................        2,738
      200   Kellwood Co. ..........................................        4,775
      200 * Nautica Enterprises, Inc. .............................        2,688
      200   Phillips-Van Heusen Corp. .............................        1,700
      100   Talbots, Inc. .........................................        3,094
      100   UniFirst Corp. ........................................        1,513
      100 * United Retail Group, Inc. .............................        1,263
      100 * Value City Department Stores, Inc. ....................        1,250
                                                                      ----------
                                                                          77,538
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            APPLIANCES/FURNISHINGS - 0.62%
      100   Bassett Furniture Industries...........................   $    2,038
      100 * CORT Business Services Corp. ..........................        2,505
      300 * Griffon Corp. .........................................        2,138
      200   Haverty Furniture Cos, Inc.............................        3,237
      400   Heilig-Meyers Co. .....................................        2,125
      300   Hussmann International, Inc. ..........................        5,100
      200   Kimball International, Inc., Class B...................        3,863
      300   La-Z-Boy Chair Co. ....................................        6,580
      300 * Metromedia International Group, Inc. ..................        1,894
      100   National Presto Industries, Inc. ......................        3,913
      600 * Sunbeam Corp. .........................................        3,713
      200 * Windmere Corp. ........................................        2,913
                                                                      ----------
                                                                          40,019
                                                                      ----------
            AUTO - CARS - 0.10%
      100 * Avis Rent A Car, Inc. .................................        2,200
      200 * Budget Group, Inc. ....................................        1,763
      200 * United Auto Group, Inc. ...............................        2,525
                                                                      ----------
                                                                           6,488
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 0.46%
      200 * Allen Telecom, Inc. ...................................        1,688
      200   Arvin Industries, Inc. ................................        7,150
      100   Donaldson Co., Inc. ...................................        1,963
      300   Mark IV Industries, Inc. ..............................        5,944
      100 * Miller Industries, Inc. ...............................          256
      100   Modine Manufacturing Co. ..............................        2,974
      200   Superior Industries International, Inc. ...............        5,600
      200 * Tower Automotive, Inc. ................................        4,000
                                                                      ----------
                                                                          29,575
                                                                      ----------
            AUTO - REPLACEMENT PARTS - 0.41%
      100   A.O. Smith Corp. ......................................        2,713
      200 * Aftermarket Technology Corp. ..........................        1,800
      400   Collins & Aikman Corp. ................................        2,125
      100 * Discount Auto Parts, Inc. .............................        1,913
      100   Gentek, Inc. ..........................................        1,194
      100   Kaydon Corp. ..........................................        3,068
      110   Myers Industries, Inc. ................................        2,324
      300   Pep Boys-Manny, Moe & Jack.............................        4,369
      100   Simpson Industries, Inc. ..............................        1,250
      100   Standard Motor Products, Inc. .........................        2,250
      100   Standard Products Co., Class A.........................        3,462
                                                                      ----------
                                                                          26,468
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            BANKS - OTHER - 0.17%
      100   Alabama National Bancorp...............................   $    2,663
      150   First Merchants Corp...................................        3,436
      100   Premier National Bancorp, Inc. ........................        1,738
      300   Republic Security Financial Co. .......................        2,868
                                                                      ----------
                                                                          10,705
                                                                      ----------
            BANKS - REGIONAL - 6.71%
      200   AMCORE Financial, Inc. ................................        4,375
      100   Anchor BanCorp Wisconsin, Inc. ........................        1,663
      100   Area Bancshares Corporation ...........................        2,500
      400   BancorpSouth, Inc. ....................................        6,200
      100   BancWest Corp. ........................................        4,181
      460   Bank Atlantic Bancorp, Class B.........................        3,335
      200   Bank United Corp. .....................................        6,863
      200   Banknorth Group, Inc. .................................        5,800
      100   BSB Bancorp. Inc. .....................................        2,494
      100   BT Financial Corp. ....................................        2,350
      200   Carolina First Corp. ..................................        4,375
      125   Chemical Financial Corp. ..............................        3,906
      200   Citizens Banking Corp. ................................        5,300
      100   City Holding Co. ......................................        2,300
      200   Commonwealth Bancorp, Inc. ............................        3,588
    1,500   Community First Bankshares.............................       30,797
      110   Community Trust Bancorp................................        2,475
      100   Corus Bankshares, Inc. ................................        2,863
      100   CPB, Inc. .............................................        2,306
    2,350   Cullen/Frost Bankers, Inc. ............................       61,394
      100   F&M National Corp. ....................................        3,150
    5,700   Fidelity National Corp. ...............................       47,737
      400   First American Financial Corp., Class A................        5,950
      100   First Charter Corp. ...................................        2,175
      200   First Commonwealth Financial Corp......................        4,813
      200   First Federal Capital Corp ............................        3,138
      110   First Financial Bankshares, Inc. ......................        3,355
      100   First Financial Corp. .................................        3,700
      200   First Midwest Bancorp, Inc. ...........................        7,975
      100 * First Republic Bank....................................        2,569
      200   First United Bancshares, Inc. .........................        3,138
      205   FNB Corp. .............................................        5,535
       85   GBC Bancorp............................................        1,668
      110   Grand Premier Financial, Inc. .........................        1,403
      500   Greater Bay Bancorp....................................       17,125
      100   Harbor Florida Bancshares, Inc. .......................        1,231

--------------------------------------------------------------------------------

 28                                                August 31, 1999
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      100   Harleysville National Corp. ...........................   $    3,506
    2,700 * Imperial Bancorp.......................................       45,900
      500   Independence Community Bank............................        6,188
      100   Independent Bank Corp. ................................        1,350
      100   InterWest Bancorp, Inc. ...............................        2,200
      100   JeffBanks, Inc. .......................................        2,975
      100   Mid-State Bancshares...................................        3,425
      100   National Bancorp of Alaska, Inc. ......................        2,619
      100   National City Bancshares, Inc. ........................        2,556
      105   NBT Bancorp, Inc. .....................................        1,982
      200   Ocean Financial Corp. .................................        3,575
      300 * Ocwen Financial Corp. .................................        2,006
      100   Omega Financial Corp. .................................        3,219
      200   One Valley Bancorp, Inc. ..............................        7,649
      200 * PFF Bancorp, Inc. .....................................        3,975
      200   Riggs National Corp. ..................................        3,725
      100   Second Bancorp, Inc. ..................................        2,538
      100 * Silicon Valley Bancshares..............................        2,244
      100   Simmons First National Corp. ..........................        3,056
      300   St. Paul Bancorp, Inc. ................................        6,524
      200   Susquehanna Bancshares, Inc. ..........................        3,325
      100   Texas Regional Bancshares, Inc., Class A...............        2,556
      100   U.S. Bancorp, Inc. ....................................        1,472
      100   UMB Financial Corp. ...................................        4,250
      110   United National Bancorp................................        2,406
      300   UST Corp. .............................................        9,112
      300   Webster Financial Corp. ...............................        8,081
      110   West Coast Bancorp.....................................        1,898
      100   Westcorp...............................................        1,400
      100   Western Bancorp........................................        3,975
      200   Whitney Holding Corp. .................................        7,549
                                                                      ----------
                                                                         430,963
                                                                      ----------
            BEVERAGE - BREWERS/DISTRIBUTORS - 0.14%
      100 * Canandaigua Brands, Inc., Class A......................        5,788
      100 * Robert Mondavi Corp., Class A..........................        3,456
                                                                      ----------
                                                                           9,244
                                                                      ----------
            BROADCASTING - 0.51%
      550 * Cox Radio, Inc., Class A...............................       29,150
      200 * Sinclair Broadcast Group, Inc. ........................        3,250
                                                                      ----------
                                                                          32,400
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            BUILDING MATERIALS - 2.48%
      100 * Comfort Systems USA, Inc. .............................   $    1,413
      200 * Dal-Tile International, Inc. ..........................        1,775
      200   Fedders USA, Inc. .....................................        1,300
      100 * Genlyte Group, Inc. ...................................        2,450
      400   Interface, Inc., Class A...............................        3,475
    1,100   Lone Star Industries, Inc. ............................       37,813
      100 * NCI Building Systems, Inc. ............................        1,831
    1,300 * Nortek, Inc. ..........................................       46,312
    1,950   Texas Industries, Inc. ................................       62,400
                                                                      ----------
                                                                         158,769
                                                                      ----------
            CHEMICAL - MAJOR - 0.69%
      160   Albemarle Corp. .......................................        2,770
      750   Borg-Warner Automotive, Inc. ..........................       35,511
      100   Chemed Corp. ..........................................        3,038
      200 * Polymer Group, Inc. ...................................        2,800
                                                                      ----------
                                                                          44,119
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 1.69%
      200   A. Schulman, Inc. .....................................        3,588
      300 * Agribiotech, Inc. .....................................        1,172
      300 * Airgas, Inc. ..........................................        3,938
      100   Arch Chemicals, Inc. ..................................        1,969
      200   Cambrex Corp. .........................................        5,375
      200   ChemFirst, Inc. .......................................        5,100
      100   Crompton & Knowles Corp. ..............................        1,750
    1,400 * Cytec Industries, Inc. ................................       32,637
      100   Dexter Corp. ..........................................        3,644
      600   Ethyl Corp. ...........................................        3,188
      200   Ferro Corp. ...........................................        4,800
      100 * Fisher Scientific International, Inc. .................        1,800
      100   Geon, Co. .............................................        2,988
      100   Georgia Gulf Corp. ....................................        1,819
      100   H.B. Fuller Co. .......................................        6,024
      300   M.A. Hanna Co. ........................................        4,106
      100   Minerals Technologies, Inc. ...........................        4,949
      200   NL Industries, Inc. ...................................        2,413
      100 * Octel Corp. ...........................................        1,138
      300   Olin Corp. ............................................        4,256
      200   OM Group, Inc. ........................................        7,874
      200 * W.R. Grace & Co. ......................................        3,825
                                                                      ----------
                                                                         108,353
                                                                      ----------
            COAL - 0.04%
      200   Consol Energy, Inc. ...................................        2,688
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            CONGLOMERATES - 0.33%
      300   Alexander & Baldwin, Inc. .............................   $    7,256
      100 * MAXXAM, Inc. ..........................................        5,700
      200   Ogden Corp. ...........................................        4,550
      100 * PEC Israel Economic Corp. .............................        3,419
                                                                      ----------
                                                                          20,925
                                                                      ----------
            CONSUMER FINANCE - 0.07%
      300 * Arcadia Financial, Ltd. ...............................        1,706
        7   Chittenden Corp. ......................................          190
      100   WesBanco, Inc. ........................................        2,850
                                                                      ----------
                                                                           4,746
                                                                      ----------
            CONTAINERS - METAL/GLASS - 0.21%
      100 * Alltrista Corp. .......................................        2,500
      200   AptarGroup, Inc. ......................................        5,150
      100   CLARCOR, Inc. .........................................        1,794
      100   Greif Brothers Corp., Class A..........................        2,425
      100 * Silgan Holdings, Inc. .................................        1,800
                                                                      ----------
                                                                          13,669
                                                                      ----------
            CONTAINERS - PAPER - 0.16%
      100   Chesapeake Corp. ......................................        3,381
      300 * Gaylord Container Corp., Class A.......................        2,419
      100 * Ivex Packaging Corp. ..................................        1,550
      100   Rock-Tenn Co., Class A.................................        1,413
      100 * Shorewood Packaging Corp. .............................        1,475
                                                                      ----------
                                                                          10,238
                                                                      ----------
            COSMETICS/TOILETRIES - 0.02%
      100 * Playtex Products, Inc. ................................        1,456
                                                                      ----------
            DRUGS - 2.14%
      100   Bindley Western Industries ............................        1,675
      200   Carter-Wallace, Inc. ..................................        3,575
      100 * Copley Pharmaceutical, Inc. ...........................        1,088
    3,200 * Dura Pharmaceuticals, Inc. ............................       42,600
      200 * Guilford Pharmaceuticals, Inc. ........................        2,700
      100   Herbalife International, Inc., Class A.................        1,200
    2,100 * King Pharmaceuticals, Inc. ............................       72,713
      100 * Neurogen Corp. ........................................        1,613
      200 * P-Com, Inc. ...........................................          963
      200 * Regeneron Pharmaceuticals, Inc. .......................        1,900
      500 * Sicor, Inc. ...........................................        2,000
      200 * Vertex Pharmaceuticals, Inc. ..........................        5,550
                                                                      ----------
                                                                         137,577
                                                                      ----------

--------------------------------------------------------------------------------

 August 31, 1999                                                29
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 0.08%
      200   Cmp Group, Inc. ...................................   $    5,313
                                                                  ----------
            ELECTRICAL EQUIPMENT - 1.77%
      650 * ANTEC Corp. .......................................       29,615
      300   Avista Corp .......................................        5,175
      200   Belden, Inc. ......................................        4,688
    1,000 * Benchmark Electronics, Inc ........................       36,812
      200 * Cable Design Technologies Corp. ...................        4,213
      200 * Electro Rent Corp. ................................        2,425
      200 * Esterline Technologies Corp. ......................        3,275
      100   General Cable Corp. ...............................        1,450
      400 * Intergraph Corp. ..................................        2,225
        5 * Juno Lighting, Inc. ...............................           61
      200 * Kemet Corp. .......................................        5,163
      200 * Kent Electronics Corp. ............................        3,388
      100 * Pinnnacle Holdings, Inc. ..........................        2,518
      100 * Stoneridge, Inc. ..................................        1,800
      100   Thomas Industries, Inc. ...........................        1,944
      300 * UCAR International, Inc. ..........................        7,312
      100 * WESCO International, Inc. .........................        1,263
                                                                  ----------
                                                                     113,327
                                                                  ----------
            ELECTRONIC INSTRUMENTS - 2.53%
      100   Analogic Corp. ....................................        3,350
      200   BMC Industries, Inc. ..............................        2,463
      300 * Checkpoint Systems, Inc. ..........................        2,550
      100   Gerber Scientific, Inc. ...........................        2,044
      100 * Hadco Corp. .......................................        4,156
      100   Harman International Industries, Inc. .............        4,250
      300 * Imation Corp. .....................................        8,456
      200 * MagnaTek, Inc. ....................................        1,850
      100 * Marshall Industries................................        3,669
      100   Methode Electronics, Inc., Class A.................        1,800
      100   Park Electrochemical Corp..........................        2,906
    1,900 * Performance Food Group Co..........................       49,458
      200   Pioneer-Standard Electronics, Inc. ................        2,825
      200   Pittston Bax Group.................................        1,788
      300   Pittston Brink's Group.............................        7,144
      300 * Read-Rite Corp. ...................................        1,688
      400   Sensormatic Electronics Corp. .....................        4,675
      300   Tektronix, Inc. ...................................        9,975
    2,200 * Vishay Intertechnology, Inc. ......................       47,162
                                                                  ----------
                                                                     162,209
                                                                  ----------

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            ENTERTAINMENT - 0.28%
      300 * Ascent Entertainment Group, Inc. ..................   $    4,087
      200 * Aztar Corp. .......................................        1,838
      200 * Florida Panthers Holdings, Inc. ...................        1,988
      100   Gaylord Entertainment Co. .........................        3,050
      100 * GC Companies, Inc. ................................        3,350
      100 * GTECH Holdings Corp. ..............................        2,525
      100 * Trans World Entertainment Corp. ...................        1,200
                                                                  ----------
                                                                      18,038
                                                                  ----------
            FERTILIZERS - 0.03%
      200   Mississippi Chemical Corp. ........................        1,513
      200   Terra Industries, Inc. ............................          450
                                                                  ----------
                                                                       1,963
                                                                  ----------
            FINANCE COMPANIES - 0.71%
      300 * Amresco, Inc. .....................................        2,006
      200   Charter Municipal Mortgage
            Acceptance Co. ....................................        2,488
      200 * Contifinancial Corp. ..............................          263
      200 * Credit Acceptance Corp. ...........................        1,175
      100 * Franchise Mtg Acceptance Co. ......................          856
      100   Freedom Securities Corp. ..........................        1,406
      300 * Imperial Credit Industries, Inc. ..................        1,631
      300   Phoenix Investment Partners, Ltd. .................        2,588
      200   Resource Bancshares Mortgage
            Group, Inc. .......................................        1,200
      100 * Triad Guaranty, Inc. ..............................        1,950
      350   U.S. Trust Corp. ..................................       29,093
      300 * UniCapital Corp....................................        1,106
                                                                  ----------
                                                                      45,762
                                                                  ----------
            FINANCIAL SERVICES - 1.39%
      200   Advanta Corp. .....................................        3,938
      100   First Liberty Financial Corp. .....................        2,913
      200   Jefferies Group, Inc. .............................        4,950
      300   Leucadia National Corp. ...........................        6,356
      100   Resource America, Inc. ............................        1,000
    3,350   Richmond Count Financial Corp. ....................       66,371
      200   United Asset Management Corp. .....................        3,913
                                                                  ----------
                                                                      89,441
                                                                  ----------

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            FOODS - 2.59%
    2,900 * Aurora Foods, Inc. ................................   $   48,937
      400   Chiquita Brands International, Inc. ...............        2,650
      300   Corn Products International........................        9,769
      100 * Del Monte..........................................        1,513
    2,200   Earthgrains Co. ...................................       53,074
      200   Imperial Sugar Co. ................................        1,225
      200   International Multifoods Corp. ....................        4,538
      200   Interpool, Inc. ...................................        1,900
      100   Michael Foods, Inc. ...............................        2,769
      400 * NBTY, Inc. ........................................        3,250
      170 * Ralcorp Holdings, Inc. ............................        2,784
      300   Richfood Holdings, Inc. ...........................        5,494
      200   Smucker, J.M. Co., Class A.........................        4,600
      200 * Suiza Foods Corp. .................................        6,375
      300   Trinity Industries, Inc. ..........................        9,412
      300   Universal Foods Corp. .............................        6,338
      200 * Vlasic Foods International, Inc. ..................        1,475
                                                                  ----------
                                                                     166,103
                                                                  ----------
            FOOTWEAR - 0.15%
      200   Justin Industries, Inc. ...........................        2,856
      300 * Reebok International, Ltd. ........................        3,543
      100   Stride Rite Corp. .................................          869
      200   Wolverine World Wide, Inc. ........................        2,263
                                                                  ----------
                                                                       9,531
                                                                  ----------
            FREIGHT - 0.30%
      100   Air Express International Corp. ...................        2,444
      300   Airborne Freight Corp. ............................        7,556
      100   J.B. Hunt Transport Services, Inc. ................        1,481
      200   Overseas Shipholding Group. .......................        2,788
      100 * SEACOR SMIT, Inc. .................................        5,194
                                                                  ----------
                                                                      19,463
                                                                  ----------
            HARDWARE & TOOLS - 0.03%
      100   Barnes Group, Inc. ................................        1,981
                                                                  ----------

--------------------------------------------------------------------------------

 30                                                August 31, 1999
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            HEALTHCARE - 0.43%
      200 * AmeriPath, Inc. ...................................   $    1,875
      400 * Apria Healthcare Group, Inc. ......................        6,749
      100 * First Health Group Corp. ..........................        2,156
      400 * Integrated Health Services, Inc. ..................        1,225
      100   Invacare Corp. ....................................        1,869
      300   Laboratory Corp. of America........................          863
       20 * LTC Healtcare, Inc. ...............................           33
      300 * Matria Healthcare, Inc. ...........................        1,781
      200 * PhyCor, Inc. ......................................          813
      500 * Quorum Health Group, Inc. .........................        4,405
      200 * Sierra Health Services, Inc. ......................        2,375
      300 * Sun Healthcare Group, Inc. ........................          113
      200 * Sunrise Medical, Inc. .............................        1,400
      194 * US Oncology, Inc. .................................        1,989
                                                                  ----------
                                                                      27,646
                                                                  ----------
            HEAVY DUTY TRUCKS/PARTS - 1.40%
      100   Bandag, Inc. ......................................        3,325
      100   Detroit Diesel Corp. ..............................        2,044
    1,800 * Terex Corp. .......................................       48,374
      100   Titan International, Inc. .........................        1,113
    1,650   Wabash National Corp. .............................       34,650
                                                                  ----------
                                                                      89,506
                                                                  ----------
            HOME BUILDERS - 0.49%
      300   D R Horton, Inc. ..................................        4,369
      100 * Del Webb Corp. ....................................        2,175
      300   Kaufman & Broad Home Corp. ........................        6,131
      200   M.D.C. Holdings, Inc. .............................        3,763
      200   Pulte Corp. .......................................        4,625
      100   Ryland Group, Inc. ................................        2,406
      100   Standard Pacific Corp. ............................        1,119
      200 * Toll Brothers, Inc. ...............................        4,050
      100 * U.S. Home Corp. ...................................        3,000
                                                                  ----------
                                                                      31,638
                                                                  ----------
            HOSPITAL MANAGEMENT - 0.20%
      600 * Beverly Enterprises, Inc. .........................        3,000
      400 * Coventry Health Care, Inc. ........................        4,025
      100 * DVI, Inc. .........................................        1,681
      300 * Magellan Health Services, Inc. ....................        2,738
      400   Ventas, Inc. ......................................        1,525
                                                                  ----------
                                                                      12,969
                                                                  ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            HOSPITAL SUPPLIES - 1.95%
      200 * Acuson Corp. ..........................................   $    3,150
      100   Arrow International, Inc. .............................        2,900
    6,200 * Bio-Technology General Corp. ..........................       63,162
      200 * Coherent, Inc. ........................................        3,788
      100 * Datascope Corp. .......................................        3,125
      100   Diagnostic Products Corp. .............................        2,600
    4,200   Owens & Minor, Inc. ...................................       46,463
                                                                      ----------
                                                                         125,188
                                                                      ----------
            HOUSEHOLD PRODUCTS - 1.06%
    1,300   Church & Dwight Co., Inc. .............................       60,449
      100   Libbey, Inc. ..........................................        3,063
      200   Tupperware Corp. ......................................        4,513
                                                                      ----------
                                                                          68,025
                                                                      ----------
            HUMAN RESOURCES - 0.31%
      290 * Interim Services, Inc. ................................        5,347
      200   Kelly Services, Inc., Class A..........................        5,625
      500   Olsten Corp. ..........................................        5,125
      200 * Personnel Group of America, Inc. ......................        1,675
      200 * Staffmark, Inc. .......................................        1,944
                                                                      ----------
                                                                          19,716
                                                                      ----------
            INFORMATION PROCESSING - 0.21%
      400 * CHS Electronics, Inc. .................................          950
      200 * Fritz Companies, Inc...................................        2,275
      100 * Learn2.com, Inc. ......................................          313
      200 * Pegasystems, Inc.......................................        1,675
      500 * Sybase, Inc. ..........................................        6,249
      200 * Systemax, Inc..........................................        1,863
                                                                      ----------
                                                                          13,325
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 0.13%
      400 * Komag, Inc. ...........................................        1,275
      200 * MEMC Electronic Materials, Inc.........................        3,975
      500 * Merisel, Inc., Com.....................................          813
      400 * Western Digitial Corp. ................................        2,450
                                                                      ----------
                                                                           8,513
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 0.03%
      100 * Nichols Research Corp. ................................        2,125
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - 3.07%
      200 * Anixter Internationall, Inc. ..........................   $    4,213
      200 * Applied Graphics Technology, Inc. .....................        1,800
      800 * CSG Systems International, Inc. .......................       18,050
      400 * Data General Corp. ....................................        7,375
      200 * In Focus Systems, Inc. ................................        3,200
      300 * Information Resources, Inc. ...........................        3,263
      100 * JDA Software Group, Inc. ..............................          894
      200   MTS Systems Corp. .....................................        2,200
      300 * Mentor Graphics Corp. .................................        2,691
    1,050   National Computer Systems, Inc. .......................       40,949
      200 * Paxar Corp. ...........................................        1,738
      100 * Phoenix Technologies, Ltd. ............................        1,119
    1,245 * Radisys Corp. .........................................       47,938
      300 * S3, Inc. ..............................................        3,000
      300 * Sequent Computer Systems, Inc. ........................        5,288
    1,700 * Symantec Corp..........................................       50,999
      100 * Volt Information Sciences, Inc ........................        2,406
                                                                      ----------
                                                                         197,123
                                                                      ----------
            INFORMATION PROCESSING -
            NETWORKING - 0.07%
      300 * Picturetel Corp. ......................................        1,659
      200 * Ziff-Davis, Inc. ......................................        3,088
                                                                      ----------
                                                                           4,747
                                                                      ----------
            INSURANCE - CASUALTY - 0.49%
      100 * Acceptance Insurance Co., Inc. ........................        1,325
      100   Baldwin & Lyons, Inc., Class B.........................        2,125
      200   Commerce Group, Inc. ..................................        4,450
      200   Frontier Insurance Group, Inc. ........................        2,425
      300   HCC Insurance Holdings, Inc. ..........................        4,388
      100   Pma Capital Corp. .....................................        1,981
      500   Reliance Group Holdings, Inc. .........................        2,375
      100 * Risk Capital Holdings, Inc. ...........................        1,500
      200   Selective Insurance Group..............................        3,563
      100   State Auto Financial Corp. ............................        1,250
      100   Stewart Information Services, Corp. ...................        2,081
      100 * Superior National Insurance Group, Inc. ...............        1,481
      100   Trenwick Group, Inc. ..................................        2,194
                                                                      ----------
                                                                          31,138
                                                                      ----------

--------------------------------------------------------------------------------

 August 31, 1999                                                31
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INSURANCE - LIFE - 0.50%
      100   American Heritage Life Investment Corp. ...............   $    3,138
      100   Guarantee Life Co., Inc................................        2,513
      100   Life USA Holding, Inc. ................................        2,056
      300   Mony Group, Inc. ......................................        8,400
      200   Presidential Life Corp. ...............................        3,600
      100   StanCorp Financial Group, Inc. ........................        2,369
      200 * UICI...................................................        5,263
      200   W.R. Berkley...........................................        4,549
                                                                      ----------
                                                                          31,888
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 1.75%
    1,200   Arthur J. Gallaher & Co. ..............................       65,550
      100   Capital Re Corp. ......................................        1,213
      100   Chicago Title Corp. ...................................        4,531
      200   Fidelity National Financial, Inc. .....................        3,075
      100   Foremost Corp. of America..............................        2,375
      100   Harleysville Group, Inc. ..............................        1,944
      100   Liberty Corp. .........................................        4,806
      300 * Mid Atlantic Med Services, Inc. .......................        2,531
      200   MMI Companies, Inc. ...................................        2,663
      600   Ohio Casualty Corp. ...................................        9,225
      200   Radian Group, Inc. ....................................        9,263
      100   SCPIE Holdings, Inc. ..................................        3,031
      100   Zenith National Insurance Corp. .......................        2,156
                                                                      ----------
                                                                         112,363
                                                                      ----------
            INSURANCE - MULTILINE - 1.30%
      300   Alfa Corp. ............................................        5,081
      100   AmerUs Life Holdings, Inc. ............................        2,413
      100   Argonaut Group, Inc. ..................................        2,525
      200   CNA Surety Corp. ......................................        2,588
      104 * Delphi Financial Group, Inc., Class A..................        3,692
      100   FBL Financial Group, Inc., Class A.....................        1,981
    1,900   Horace Mann Educators Corp. ...........................       57,237
      100   LandAmerica Financial Group, Inc. .....................        2,313
      210 * Medical Assurance, Inc. ...............................        5,276
                                                                      ----------
                                                                          83,106
                                                                      ----------
            LEISURE TIME - 2.22%
      500   AMF Bowling, Inc. .....................................        2,000
    1,950 * Bally Total Fitness Holding Corp. .....................       62,521
      300 * Boyd Gaming Corp. .....................................        1,613
      300   Callaway Golf Co. .....................................        2,981
      200 * Dollar Thrifty Automotive Group, Inc. .................        3,763

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            LEISURE TIME - Continued
      300 * Handleman Co. .........................................   $    3,975
      200 * Hollywood Park, Inc. ..................................        3,388
      300 * Players International, Inc. ...........................        2,278
    4,400 * Sunterra Corp. ........................................       58,025
      100 * Vail Resorts, Inc. ....................................        1,769
                                                                      ----------
                                                                         142,313
                                                                      ----------
            LODGING - 0.32%
      100   Deltic Timber Corp. ...................................        2,494
      300 * Extended Stay America, Inc. ...........................        2,700
      200 * Lodgian, Inc. .........................................          875
      200   Marcus Corp. ..........................................        2,388
      300   Meristar Hospitality Corp. ............................        5,062
      300 * Prime Hospitality Corp. ...............................        2,794
    1,200   Wyndham International, Inc. ...........................        4,275
                                                                      ----------
                                                                          20,588
                                                                      ----------
            MACHINE TOOLS - 0.08%
      300   Milacron, Inc. ........................................        5,400
                                                                      ----------
            MACHINERY - AGRICULTURE - 0.12%
      400   AGCO Corp. ............................................        4,125
      100   Toro Co. ..............................................        3,675
                                                                      ----------
                                                                           7,800
                                                                      ----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 1.18%
      300   Foster Wheeler Corp. ..................................        3,881
    2,150   Granite Construction, Inc. ............................       53,749
      100 * Jacobs Engineering Group, Inc. ........................        3,300
      200   Kaman Corp., Class A...................................        2,613
      300   Lennar Corp. ..........................................        5,700
      300 * Morrison Knudsen Corp. ................................        3,225
      100   T.J. International, Inc. ..............................        2,913
                                                                      ----------
                                                                          75,381
                                                                      ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 1.15%
      200   AAR Corp. .............................................        4,274
      202 * Albany International Corp., Class A....................        3,346
      200   Applied Industrial Tech., Inc. ........................        3,013
      200   Baldor Electric Co. ...................................        3,550
      100   Burlington Coat Factory Warehouse Corp.................        1,650
      200   Exide Corp. ...........................................        2,213
      300   Flowserve Corp. .......................................        4,744
      100 * Gardner Denver, Inc. ..................................        1,919

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            MACHINERY - INDUSTRIAL/SPECIALTY - Continued
      200   Hughes Supply, Inc. ...................................   $    4,650
      100 * IDEX Corp. ............................................        2,956
      100 * Ionics, Inc. ..........................................        2,925
      100   JLG Industries, Inc. ..................................        1,775
      200 * Kulicke & Soffa Industries, Inc........................        4,113
      200   Lilly Industries, Inc., Class A........................        3,175
      200   Lincoln Electric Holdings, Inc.........................        4,050
      100   Manitowoc Co., Inc. ...................................        3,706
      100   Regal-Beloit Corp. ....................................        2,231
      171 * Speedfam-ipec, Inc. ...................................        1,689
      100 * SPS Technologies, Inc. ................................        3,919
      200   Stewart & Stevenson Services, Inc. ....................        2,375
      400   Timken Co. ............................................        7,024
      200   Watts Industries, Inc., Class A........................        4,400
                                                                      ----------
                                                                          73,697
                                                                      ----------
            MEDICAL TECHNOLOGY - 0.39%
      100 * Bio-Rad Laboratories, Inc., Class A....................        2,650
      200   Celera Genomics........................................        5,749
      100 * Maxxim Med, Inc. ......................................        2,463
      200 * Quest Diagnostics, Inc. ...............................        5,288
      200 * Serologicals, Corp. ...................................        1,275
      200   Varian Medical Systems, Inc. ..........................        4,325
       89   West Pharmaceutical Services, Inc. ....................        3,349
                                                                      ----------
                                                                          25,099
                                                                      ----------
            MERCHANDISE - DRUG - 0.06%
      500 * Perrigo Co. ...........................................        3,969
                                                                      ----------
            MERCHANDISE - SPECIALTY - 2.80%
    1,250 * Ames Department Stores, Inc. ..........................       36,717
      200   Arctic Cat, Inc. ......................................        1,887
      100   Avid Technology, Inc. .................................        1,263
      100 * Barnesandnoble.com, inc. ..............................        1,706
      200 * Bombay Co, Inc. .......................................        1,238
      200 * Boyds Collection, Ltd. ................................        2,687
      200   Cash America International, Inc. ......................        1,438
      100 * Central Garden & Pet Co. ..............................          775
      600 * Charming Shoppes, Inc. ................................        3,338
      400 * Compucom Systems, Inc. ................................        1,450
      500 * CompUSA, Inc. .........................................        3,031
      500 * Corporate Express, Inc. ...............................        4,453
      100 * Daisytek International Corp. ..........................        1,163
      100 * Department 56, Inc. ...................................        2,800
      200 * Earthshell Corp. ......................................          969

--------------------------------------------------------------------------------

 32                                                August 31, 1999
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                              MARKET
 OF SHARES                                                            VALUE
------------------------------------------------------------------------------

            MERCHANDISE - SPECIALTY - Continued
      100 * Finish Line, Inc. ...................................   $      894
      100 * Franklin Covey Co. ..................................          775
      100   Hancock Holding Co. .................................        3,813
      300 * Homebase, Inc. ......................................        1,313
      300 * Inacom Corp. ........................................        2,925
      100   Jostens, Inc. .......................................        2,013
    2,350 * Michaels Stores, Inc. ...............................       72,114
      200 * Micro Warehouse, Inc. ...............................        2,450
      600 * OfficeMax, Inc. .....................................        4,538
      200   O'Sullivan Industries Holdings, Inc..................        3,150
      200 * Petco Animal Supplies, Inc. .........................        2,500
      100   Russ Berrie and Co., Inc. ...........................        2,344
      200 * Seitel, Inc. ........................................        1,950
      100   South Jersey Industries, Inc. .......................        2,850
      200 * Spiegel, Inc., Class A...............................        1,788
      200   Sturm, Ruger & Co., Inc. ............................        1,925
      200 * Twinlab Corp. .......................................        1,769
      200 * United Stationers, Inc. .............................        4,524
      300 * US Office Products, Co. .............................        1,163
                                                                    ----------
                                                                       179,713
                                                                    ----------
            MERCHANDISING - DEPARTMENT - 0.08%
      300 * Borders Group, Inc. .................................        3,993
      100   Pier 1 Imports, Inc. ................................          544
      100 * Stein Mart, Inc. ....................................          694
                                                                    ----------
                                                                         5,231
                                                                    ----------
            MERCHANDISING - FOOD - 0.97%
      300   Fleming Companies, Inc. .............................        3,619
    1,250   Great Atlantic & Pacific Tea Co., Inc................       43,905
      200 * IHOP Corp. ..........................................        4,500
      100   Ingles Markets, Inc., Class A........................        1,344
      200   Ruddick Corp. .......................................        3,713
      100   Smart & Final Inc. ..................................          969
      100 * Smithfield Foods, Inc. ..............................        2,937
      200 * Zapata Corp..........................................        1,188
                                                                    ----------
                                                                        62,175
                                                                    ----------
            MERCHANDISING - MASS - 0.65%
    1,450 * ShopKo Stores, Inc. .................................       41,506
                                                                    ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            METALS - ALUMINUM - 0.11%
      100 * ACX Technologies, Inc. ................................   $    1,238
      200   IMCO Recycling, Inc. ..................................        3,137
      300 * Kaiser Aluminum Corp. .................................        2,681
                                                                      ----------
                                                                           7,056
                                                                      ----------
            METALS - COPPER - 0.17%
      300   ASARCO, Inc. ..........................................        6,262
      200   Southern Peru Copper Corp. ............................        3,075
      100 * Wolverine Tube, Inc. ..................................        1,538
                                                                      ----------
                                                                          10,875
                                                                      ----------
            METALS - MISCELLANEOUS - 0.50%
      200   Brush Wellman, Inc. ...................................        3,400
      100   Castle A. M. & Co. ....................................        1,450
      100   Commercial Metals Co. .................................        3,063
      600   Cyprus Amax Minerals Co. ..............................       10,162
      200   Kennametal, Inc. ......................................        5,300
      200   Precision Castparts Corp. .............................        7,100
      100 * RTI International Metals, Inc. ........................          931
      100   Titanium Metals Corp. .................................          856
                                                                      ----------
                                                                          32,262
                                                                      ----------
            METALS - STEEL - 1.97%
      500 * Armco, Inc. ...........................................        3,438
      900 * Bethlehem Steel Corp. .................................        6,919
      100   Carpenter Technology Corp. ............................        2,288
      100 * Citation Corp. ........................................        1,581
      100   Cleveland-Cliffs, Inc. ................................        3,206
      100   Commercial Intertech Corp. ............................        1,250
    2,550   Gibraltar Steel Corp. .................................       62,793
      300   Harsco Corp. ..........................................        8,305
      200   Intermet Corp. ........................................        2,306
      700   LTV Corp. .............................................        4,025
      200 * Metals USA, Inc. ......................................        2,125
      200 * Mueller Industries, Inc. ..............................        6,200
      200   National Steel Corp., Class B..........................        1,625
      200   Oregon Steel Mills, Inc. ..............................        2,188
      100   Quanex Corp. ..........................................        2,600
      100   Reliance Steel & Aluminium Co. ........................        3,313
      100   Rouge Industries, Inc., Class A........................          725
      100   Ryerson Tull, Inc. ....................................        1,894
      500   Worthington Industries, Inc. ..........................        7,500
      100 * Wyman-Gordon Co. ......................................        1,838
                                                                      ----------
                                                                         126,119
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            MISCELLANEOUS - 1.26%
      400 * 7-eleven, Inc. ........................................   $      825
      100   ABC-Naco, Inc. ........................................        1,419
      200   AMCOL International Corp. .............................        2,900
      100   AMERCO, Inc. ..........................................        2,513
      200   Arch Coal, Inc. .......................................        2,675
        4   Blount International Inc. .............................           42
      200   Brightpoint, Inc. .....................................          706
       41   Building One Services Corp. ...........................          533
      100   Cabot Industrial Trust.................................        2,019
      100   Integrated Electrical Services, Inc. ..................        1,525
      100 * IT Group, Inc. ........................................        1,194
      200   Sola International, Inc. ..............................        3,175
      700   USEC, Inc. ............................................        7,569
      200 * Veritas DGC, Inc. .....................................        3,575
      100 * Veterinary Centers of America..........................        1,113
    2,300 * Westinghouse Air Brake Co. ............................       46,429
      100   Woodward Governor Co. .................................        2,488
                                                                      ----------
                                                                          80,700
                                                                      ----------
            MOBILE HOMES - 0.17%
      100   Coachmen Industries, Inc. .............................        1,581
      200   Fleetwood Enterprises, Inc. ...........................        4,075
       25   Monaco Coach Corp. ....................................          725
      300   Oakwood Homes Corp. ...................................        1,819
      100   Skyline Corp. .........................................        2,775
                                                                      ----------
                                                                          10,975
                                                                      ----------
            MULTIMEDIA - 0.03%
      100   Gray Communications Systems, Inc. .....................        1,763
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 0.62%
      200   Atmos Energy Corp. ....................................        5,012
      100   Eastern Enterprises....................................        4,494
      200   Laclede Gas Co. .......................................        4,338
      100   New Jersey Resources Corp. ............................        3,875
      110 * Southern Union Co. ....................................        2,303
      200   Southwest Gas Corp. ...................................        5,574
      200   UGI Corp. .............................................        4,588
      200   Western Gas Resources, Inc. ...........................        3,413
      200   WICOR, Inc. ...........................................        5,850
                                                                      ----------
                                                                          39,447
                                                                      ----------

--------------------------------------------------------------------------------

 August 31, 1999                                                33
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            OIL - INTEGRATED DOMESTIC - 0.19%
      500   Pennzoil-Quaker State Co. .............................   $    6,937
      300   Tesoro Petroleum Corp. ................................        5,419
                                                                      ----------
                                                                          12,356
                                                                      ----------
            OIL - SERVICE - PRODUCTS - 1.38%
      900 * BJ Services Co. .......................................       30,825
      200 * Global Industrial Technologies, Inc. ..................        2,225
      200 * Global Industries, Inc. ...............................        2,238
      200 * IRI International Corp. ...............................          938
      200 * Maverick Tube Corp. ...................................        3,538
      500 * Parker Drilling Co. ...................................        2,500
      300 * Pride International, Inc. .............................        4,463
    3,400 * Santa Fe Snyder Corp. .................................       33,148
      100   SEMCO Energy, Inc. ....................................        1,450
      200 * TransMontaigne, Inc. ..................................        2,400
      400 * Varco International, Inc. .............................        4,950
                                                                      ----------
                                                                          88,675
                                                                      ----------
            OIL - SERVICES - 1.58%
      134   Devon Energy Corp. ....................................        5,176
      500   Key Energy Services, Inc. .............................        2,344
    3,850   Marine Drilling Companies, Inc. .......................       61,117
      200   Mascotech, Inc. .......................................        3,450
      100   McMoRan Exploration Co. ...............................        2,019
      100   Oceaneering International, Inc . ......................        2,006
      200   Offshore Logistics, Inc. ..............................        2,338
      200   Pool Energy Services Co. ..............................        5,275
      200   Tuboscope, Inc. .......................................        2,913
      200   U S Liquids, Inc. .....................................        1,488
      300   Unova, Inc. ...........................................        4,519
      100   UTI Energy Corp. ......................................        2,000
      400   Witco Corp. ...........................................        6,475
                                                                      ----------
                                                                         101,120
                                                                      ----------
            OIL/GAS PRODUCERS - 1.86%
      200   Cabot Oil & Gas Corp., Class A.........................        3,813
      400 * EEX Corp. .............................................        1,900
      300   Equitable Resources, Inc. .............................       11,025
      900 * Grey Wolf, Inc. .......................................        2,588
      300   Helmerich & Payne, Inc. ...............................        8,269
      200 * HS Resources, Inc. ....................................        3,425
      300 * Input/Output, Inc. ....................................        2,213
      200 * Louis Dreyfus Natural Gas Corp. .......................        4,375
      100   Mitchell Energy & Development Corp., Class A...........        2,038

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            OIL/GAS PRODUCERS - Continued
      100 * Newfield Exploration Co. ..............................   $    3,038
    2,900 * Nuevo Energy Co. ......................................       50,746
      300   Patterson Energy, Inc. ................................        4,031
      700 * Pioneer Natural Resources Corp. .......................        7,963
      100   St. Mary Land & Exploration Co. .......................        2,650
      100 * Swift Energy Co. ......................................        1,263
      200 * Tom Brown, Inc. .......................................        3,288
      300   Valero Energy Corp. ...................................        6,375
                                                                      ----------
                                                                         119,000
                                                                      ----------
            PAPER/FOREST PRODUCTS - 1.96%
      100 * Boise Cascade Office Products Corp. ...................          963
      200 * Buckeye Technologies, Inc. ............................        3,175
      100   Caraustar Industries, Inc. ............................        2,269
      400   Longview Fibre Co. ....................................        5,175
      200   P. H. Glatfelter Co. ..................................        2,638
    1,800   Potlatch Corp. ........................................       69,524
      800   Rayonier, Inc. ........................................       33,200
      100   Schweitzer-Mauduit, Inc. ..............................        1,356
      100   Standard Register Co. .................................        2,706
      100   Universal Forest Products..............................        1,719
      200   Wausau-Mosinee Paper Corp. ............................        2,750
                                                                      ----------
                                                                         125,475
                                                                      ----------
            PHOTOGRAPHY - 0.15%
      300   Polaroid Corp. ........................................        8,137
      100 * Ultratech Stepper, Inc. ...............................        1,338
                                                                      ----------
                                                                           9,475
                                                                      ----------
            POLLUTION CONTROL - 0.95%
      300   Calgon Carbon Corp. ...................................        2,006
    6,300 * Newpark Resources, Inc. ...............................       56,700
      100 * URS Corp...............................................        2,475
                                                                      ----------
                                                                          61,181
                                                                      ----------
            PUBLISHING - NEWS - 0.03%
      200 * Network Equipment Technologies, Inc. ..................        1,750
                                                                      ----------
            PUBLISHING/PRINTING - 1.58%
      200   American Business Products, Inc. ......................        3,000
      200   Banta Corp. ...........................................        4,700
      300   Bowne & Co., Inc. .....................................        4,163
      200   John H. Harland Co. ...................................        3,975

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            PUBLISHING/PRINTING - Continued
      100 * Journal Register Co. ..................................   $    1,538
    1,750   McClatchy Company, Class A.............................       60,483
      200   Merrill Corp. .........................................        4,075
      100 * Scientific Games Holdings, Corp. ......................        2,031
      300   Wallace Computer Services, Inc. .......................        6,413
      300 * World Color Press, Inc. ...............................       11,025
                                                                      ----------
                                                                         101,403
                                                                      ----------
            RAILROAD - 0.21%
      200   Florida East Coast Industries, Inc. ...................        7,200
      100 * Motivepower Industries, Inc. ..........................        1,238
      300 * Wisconsin Central Transportation Corp. ................        4,781
                                                                      ----------
                                                                          13,219
                                                                      ----------
            REAL ESTATE - 0.20%
      100 * Castle & Cooke, Inc. ..................................        1,425
      100 * CB Richard Ellis Services, Inc. .......................        1,250
      200   LNR Property Corp. ....................................        3,725
      307   Republic Bancorp, Inc. ................................        4,145
      100   SL Green Realty Corp. .................................        2,081
                                                                      ----------
                                                                          12,626
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 6.62%
      100   Alexandria Real Estate Equities, Inc. .................        2,931
      300   Allied Capital Corp....................................        6,777
      200   American Health Properties, Inc........................        3,950
      200   American Industrial Properties REIT....................        2,238
      100   Amli Residential Properties Trust......................        2,075
      100   Associated Estates Realty Corp.........................          931
      200   Bedford Property Investors, Inc. ......................        3,550
      200   Berkshire Realty Co., Inc. ............................        2,325
      200   Boykin Lodging Company.................................        2,750
      100   Bradley Real Estate, Inc. .............................        1,913
    2,600   Brandywine Realty Trust................................       46,637
      300   BRE Properties, Inc., Class A..........................        7,575
      300   Burnham Pacific Properties, Inc........................        3,431
      300   Camden Poperty Trust...................................        8,325
      200   Capital Automotive REIT................................        2,500
      500   Capstead Mortgage Corp. ...............................        2,281
    1,650   CBL & Associates Properties, Inc. .....................       41,041
      200   Center Trust, Inc......................................        2,175
      100   CenterPoint Properties Corp. ..........................        3,356
      100   Chateau Communities, Inc. .............................        2,913
      100   Chelsea GCA Realty, Inc. ..............................        3,400

--------------------------------------------------------------------------------

 34                                                August 31, 1999
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
           REAL ESTATE INVESTMENT TRUSTS - Continued
      200  Colonial Properties Trust...............................   $    5,437
      300  Commercial Net Lease Realty.............................        3,469
      300  Cornerstone Realty Income Trust.........................        2,981
      100  Crown American Realty Trust.............................          738
      400  Developers Diversified Realty...........................        5,975
       38  Duke-Weeks Realty Corp. ................................          853
      200  EastGroup Properties, Inc. .............................        3,725
      200  Entertainment Properties Trust..........................        3,063
      300  Equity Inns, Inc. ......................................        2,625
      100  Essex Property Trust, Inc. .............................        3,513
      200  Federal Realty Investment Trust.........................        4,375
      200  First Industrial Realty Trust...........................        5,125
      200  Gables Residential Trust................................        4,788
      200  Glenborough Realty Trust, Inc. .........................        3,463
      100  Glimcher Realty Trust...................................        1,525
      200  Great Lakes REIT, Inc...................................        3,125
      100  Health Care Property Investors, Inc.....................        2,600
      200  Health Care REIT, Inc...................................        4,025
      270  Healthcare Realty Trust, Inc. ..........................        5,484
      100  Home Properties of NY, Inc. ............................        2,700
      300  Hospitality Properties Trust............................        8,063
      300  Imperial Credit Commercial Mortgage.....................        3,281
      600  Indymac Mortgage Holdings, Inc. ........................        8,063
      300  Innkeepers USA Trust....................................        2,719
      200  IRT Property Co. .......................................        1,963
      200  JDN Realty Corp. .......................................        4,200
      200  JP Realty, Inc. ........................................        3,875
      200  Kilroy Realty Corp. ....................................        4,588
      200  Koger Equity, Inc. .....................................        3,400
      300  Konover Property Trust, Inc. ...........................        1,950
      100  LaSalle Hotel Properties................................        1,444
      100  Lexington Corporate Properties Trust....................        1,119
      200  LTC Properties, Inc. ...................................        2,225
      200  Macerich Co. ...........................................        5,013
      200  Manufactured Home Communities, Inc......................        4,875
      100  MGI Properties, Inc. ...................................          925
      100  Mid-America Apartment Communities, Inc..................        2,181
      200  National Health Investors, Inc .........................        3,550
      300  Nationwide Health Properties, Inc. .....................        4,669
      200  Omega Healthcare Investors, Inc. .......................        3,988
      100  Pacific Gulf Properties, Inc. ..........................        2,188
      100  Pennsylvania Real Estate
           Investment Trust........................................        1,994

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      300   Prentiss Properties Trust..............................   $    6,806
      300   Prime Retail, Inc. ....................................        2,250
      100   PS Business Parks, Inc. ...............................        2,250
      200   Realty Income Corp. ...................................        4,750
    1,550   Reckson Associates Realty Corp., Class B...............       32,160
      100 * Redwood Trust, Inc. ...................................        1,406
      300   Regency Realty Corp. ..................................        6,300
      200   RFS Hotel Investors, Inc. .............................        2,288
      300 * Security Capital Group, Inc............................        4,219
      200   Shurgard Storage Centers, Inc., Class A................        5,050
      100   Sovran Self Storage, Inc. .............................        2,288
      200   Storage USA, Inc. .....................................        5,788
      200   Summit Properties, Inc. ...............................        3,975
      100   Sun Communities, Inc. .................................        3,575
      200   Sunstone Hotel Investors, Inc. ........................        1,800
      300   Taubman Centers, Inc. .................................        3,825
      200   Thornburg Mortgage Asset Corp. ........................        1,838
      200   TriNet Corporate Realty Trust..........................        4,887
      200   U.S. Restaurant Properties, Inc. ......................        3,400
      800   United Dominion Realty Trust...........................        9,199
      100   Urban Shopping Centers, Inc. ..........................        3,069
      100   Walden Residential Properties..........................        1,881
      100   Washington Real Estate Investments Trust...............        1,613
      100   Weingarten Realty Investors............................        3,950
      200 * Wellsford Real Properties, Inc. .......................        1,837
      200   Western Properties Trust...............................        2,213
      200   Westfield America, Inc. ...............................        2,900
                                                                      ----------
                                                                         424,453
                                                                      ----------
            RESTAURANTS - 1.37%
      200 * Advantica Restaurant Corp. ............................          613
    1,850   Applebees International, Inc. .........................       57,464
      300   Bob Evans Farms, Inc. .................................        6,113
      400 * Buffets, Inc. .........................................        4,475
      400   CBRL Group, Inc. ......................................        5,250
      200   CKE Restaurants, Inc. .................................        1,613
      300 * Landry's Seafood Restaurants, Inc. ....................        2,550
      200 * Lone Star Steakhouse & Saloon..........................        1,525
      200   Luby's, Inc. ..........................................        2,675
      300 * Ryan's Family Steak Houses, Inc. ......................        2,906
      100 * Sbarro, Inc. ..........................................        2,750
                                                                      ----------
                                                                          87,934
                                                                      ----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            SAVINGS & LOAN - 2.43%
      100   Alliance Bancorp.......................................   $    2,150
      100   Andover Bancorp........................................        3,150
      100   Bay View Capital Corp. ................................        1,631
      100   Brookline Bancorp, Inc. ...............................        1,088
      500   Capital Federal Financial..............................        5,063
      300   CFS Bancorp, Inc. .....................................        3,206
      100   Dime Community Bancshares..............................        2,175
      100   Downey Financial Corp. ................................        2,125
      105   F&M Bancorp/Frederick..................................        3,019
    1,500   First Financial Holdings, Inc. ........................       28,125
      200   First Sentinel Bancorp, Inc. ..........................        1,775
      200   First Washington Bancorp, Inc. ........................        3,750
      200 * FirstFed Financial Corp. ..............................        3,050
      100   JSB Financial, Inc. ...................................        5,313
      100 * Local Financial Corp. .................................          956
      200   MAF Bancorp, Inc. .....................................        4,250
    2,610   Provident Bankshares Corp. ............................       62,966
      100   Reliance Bancorp, Inc. ................................        3,456
      300   Seacoast Financial Services Co. .......................        3,338
      300   Staten Island Bancorp, Inc. ...........................        5,381
      200   United Community Financial Co. ........................        2,413
      300   Washington Federal, Inc. ..............................        7,163
                                                                      ----------
                                                                         155,543
                                                                      ----------
            SECURITIES RELATED - 1.92%
      100   Dain Rauscher Corp. ...................................        4,963
      200   Enhance Financial Services Group, Inc. ................        4,100
    1,800   Investors Financial Services Corp. ....................       65,924
    1,150   Legg Mason, Inc. ......................................       43,916
      100   Liberty Financial Companies, Inc. .....................        2,575
      100   Morgan Keegan, Inc. ...................................        1,694
                                                                      ----------
                                                                         123,172
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 0.76%
    1,400 * ATMI, Inc. ............................................       46,200
      100 * Varian Semiconductor Equipment Associates, Inc. .......        2,275
                                                                      ----------
                                                                          48,475
                                                                      ----------

--------------------------------------------------------------------------------

 August 31, 1999                                                35
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            SEMICONDUCTORS - 1.46%
      100 * Actel Corp. .......................................   $    1,569
      200 * Alliance Semiconductor Corp. ......................        2,238
      400 * Cirrus Logic, Inc. ................................        4,475
      100   Cohu, Inc. ........................................        4,275
      300 * Cypress Semiconductor Corp. .......................        6,938
      100 * Electroglas, Inc. .................................        1,925
      200 * ESS Technology, Inc. ..............................        2,525
      600 * Integrated Device Technology, Inc. ................       11,698
      300 * International Rectifier Corp. .....................        4,838
      200 * MRV Communications, Inc. ..........................        3,688
      200 * Silicon Valley Group, Inc. ........................        2,375
      950 * TranSwitch Corp. ..................................       47,203
                                                                  ----------
                                                                      93,747
                                                                  ----------
            TELECOMMUNICATIONS - 1.04%
      500 * Andrew Corp. ......................................        8,750
      100 * Anicom, Inc. ......................................          619
      200 * Aspect Telecommunications Co. .....................        2,213
      100 * CoreComm Limited...................................        5,125
      300 * General Communication, Inc. .......................        1,828
      400 * Glenayre Technologies, Inc. .......................        1,250
    1,150   L-3 Communications Holdings, Inc. .................       45,640
      200 * Paging Network, Inc. ..............................          619
      100 * Premier Technologies, Inc. ........................          653
                                                                  ----------
                                                                      66,697
                                                                  ----------
            TEXTILE - PRODUCTS - 0.28%
      400 * Burlington Industries, Inc. .......................        2,275
      100 * Dan River Inc., Class A............................          700
      100   Guilford Mills, Inc. ..............................          944
      200 * Lydall, Inc. ......................................        2,163
      200   Russell Corp. .....................................        3,350
      400 * Unifi, Inc. .......................................        5,399
      200   Wellman, Inc. .....................................        3,363
                                                                  ----------
                                                                      18,194
                                                                  ----------
            TOBACCO - 0.15%
      100   Brooke Group, Ltd. ................................        1,944
      300   DIMON, Inc. .......................................        1,294
      100 * General Cigar Holdings, Inc. ......................          644
      200   Universal Corp. ...................................        5,674
                                                                  ----------
                                                                       9,556
                                                                  ----------

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            TRUCKERS - 1.10%
      100 * American Freightways Corp. ........................   $    2,100
      200   Arnold Industries, Inc. ...........................        2,850
      200 * Consolidated Freightways Corp. ....................        2,163
      100 * Heartland Express, Inc. ...........................        1,488
      100 * M.S. Carriers, Inc. ...............................        2,850
      100   Roadway Express, Inc. .............................        2,106
      400   Rollins Truck Leasing Corp. .......................        4,150
      200   USFreightways Corp. ...............................        9,700
    1,900   Werner Enterprises, Inc. ..........................       40,196
      200 * Yellow Corp. ......................................        3,175
                                                                  ----------
                                                                      70,778
                                                                  ----------
            UTILITIES - COMMUNICATION - 0.03%
      100   PXRE Corp. ........................................        1,694
                                                                  ----------
            UTILITIES - ELECTRIC - 3.07%
       80   Carolina Power & Light Co. ........................        2,910
      900   CILCORP, Inc. .....................................       57,993
      100   Cleco Corp. .......................................        3,325
      100   Commonwealth Energy System Co. ....................        4,375
      100   Eastern Utilities Associates.......................        2,994
      400 * El Paso Electric Co. ..............................        3,675
      100   Empire District Electric Co. ......................        2,550
      200   Hawaiian Electric Industries.......................        7,113
      300   Idacorp, Inc. .....................................        9,394
      233   Indiana Energy, Inc. ..............................        4,937
      200   Madison Gas & Electric Co. ........................        3,950
    2,000   Northwestern Corp. ................................       49,497
      100   Otter Tail Power Co. ..............................        3,981
      300   Public Service Co. of New Mexico...................        5,644
      300   RGS Energy Group, Inc. ............................        7,763
      288   Sierra Pacific Resources...........................        7,020
      200   SIG Corp, Inc. ....................................        5,363
      100   TNP Enterprises, Inc. .............................        3,738
      200 * Unisource Energy Corp. ............................        2,388
      300   Washington Gas Light Co. ..........................        8,006
                                                                  ----------
                                                                     196,616
                                                                  ----------
            UTILITIES - GAS, DISTRIBUTION - 0.67%
      400   AGL Resources, Inc. ...............................        7,224
      100   Connecticut Energy Corp. ..........................        3,738
      200   Energen Corp. .....................................        3,775
      300 * National-Oilwell, Inc. ............................        5,100

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            UTILITIES - GAS, DISTRIBUTION - Continued
      200   Northwest Natural Gas Co. .........................   $    5,000
      100   NUI Corp. .........................................        2,563
      200   Piedmont Natural Gas Co., Inc. ....................        6,712
      100   Public Service Co. of North Carolina...............        3,050
      200   Southwestern Energy Co. ...........................        1,788
      100   Yankee Energy Systems, Inc. .......................        4,100
                                                                  ----------
                                                                      43,050
                                                                  ----------
            UTILITIES - GAS, PIPELINE - 0.10%
      200   ONEOK, Inc. .......................................        6,213
                                                                  ----------
            UTILITIES - MISCELLANEOUS - 0.91%
      100   Central Hudson Gas & Electric Corp.................        4,225
    1,900   MDU Resources Group, Inc. .........................       44,650
      300 * Walter Industries, Inc. ...........................        3,713
      200   WPS Resources Corp. ...............................        5,825
                                                                  ----------
                                                                      58,413
                                                                  ----------
            WATER SERVICES - 0.36%
      100   American States Water Co. .........................        3,525
      100   California Water Service Group.....................        2,988
      100   E'Town Corp. ......................................        5,075
      200   Philadelphia Suburban Corp. .......................        4,638
      200   United Water Resources.............................        6,699
                                                                  ----------
                                                                      22,925
                                                                  ----------
            TOTAL COMMON STOCK
            (Cost $5,684,043)..................................    5,741,540
                                                                  ----------
            PREFERRED STOCK - 0.02%
       22   Superior Trust I...................................        1,004
                                                                  ----------
            TOTAL PREFERRED STOCK
            (Cost $650)........................................        1,004
                                                                  ----------
    PAR
   VALUE
 ---------
            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.78%
            UNITED STATES TREASURY BILLS - 0.78%
  $50,000   United States Treasury Bills,
            4.49% due 09/09/99.................................       49,950
                                                                  ----------
            TOTAL UNITED STATES GOVERNMENT - SHORT TERM
            (Cost $49,950).....................................       49,950
                                                                  ----------

--------------------------------------------------------------------------------

 36                                                August 31, 1999
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

   PAR                                                                  MARKET
  VALUE                                                                 VALUE
--------------------------------------------------------------------------------
          CORPORATE - SHORT TERM -
          REPURCHASE AGREEMENT - 12.35%
          BANKS - OTHER - 12.35%
 $792,000 State Street Bank Repurchase Agreement,
          5.35%, dated 08/31/99, to be
          repurchased at $792,118 on 09/01/99,
          collateralized by U.S. Treasury Note,
          4.63%, 11/30/00, with value of
          $815,000 (Cost $792,000).................................   $  792,000
                                                                      ----------
          TOTAL CORPORATE - SHORT TERM -
          REPURCHASE AGREEMENT
          (Cost $792,000)..........................................      792,000
                                                                      ----------
          TOTAL INVESTMENTS
          (Cost $6,526,643) - 102.66%..............................    6,584,494
          Other assets less liabilities, net - (2.66%).............    (170,378)
                                                                      ----------
          NET ASSETS - 100.00%
          (equivalent to $10.48 per share on
          611,952 shares outstanding)..............................   $6,414,116
                                                                      ----------
          *Non-income producing


                                                                    UNREALIZED
 CONTRACTS                                                         DEPRECIATION

-------------------------------------------------------------------------------
 FUTURES CONTRACTS PURCHASED(/1/)
  2(/2/)  (Delivery month/Value at 08/31/99)
          Russell 2000 Futures
          (September/$428.40)...................................   $   (17,100)
                                                                   -----------

(/1/) U.S. Treasury Bills with a market value of approximately $49,950 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(/2/)  Per 50

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 611,952 shares
 outstanding..................................................  $    6,120
Additional paid in capital....................................   6,164,857
Undistributed net realized gain on securities.................     200,383
Undistributed net investment income...........................       2,005
Unrealized appreciation (depreciation) of:
 Investments......................................... $ 57,851
 Futures.............................................  (17,100)     40,751
                                                      --------  ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.........................................  $6,414,116
                                                                ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                  SMALL CAP VALUE FUND - FINANCIAL STATEMENTS   37

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999

INVESTMENT INCOME:
Dividends..........................................................  $108,179
Interest...........................................................    23,831
                                                                     --------
 Total investment income...........................................   132,010
                                                                     --------
EXPENSES:
Advisory fees......................................................    43,369
Custodian fees.....................................................    22,491
Administrative service fee.........................................    14,456
Audit fees and tax services........................................    11,852
Trustees' fees and expenses........................................     4,591
Accounting services................................................     1,735
Pricing services...................................................     1,058
Report to shareholders.............................................       977
Miscellaneous......................................................     2,485
                                                                     --------
 Total expenses....................................................   103,014
 Expense reimbursement (see Note 3)................................   (46,372)
                                                                     --------
 Net expenses......................................................    56,642
                                                                     --------
NET INVESTMENT INCOME..............................................    75,368
                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities....................................   267,470
Net unrealized appreciation (depreciation) during the year:
 Investments............................................... $57,851
 Futures contracts......................................... (17,100)   40,751
                                                            -------  --------
  Net realized and unrealized gain on securities during the year...   308,221
                                                                     --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $383,589
                                                                     --------


STATEMENT OF CHANGES IN NET ASSETS

                                                For the       For the period
                                              year ended     August 26, 1998
                                            August 31, 1999 to August 31, 1998
                                          ------------------------------------
OPERATIONS:
Net investment income......................   $   75,368          $    -
Net realized gain on securities............      267,470               -
Net unrealized appreciation of securities
during the year............................       40,751               -
                                          ------------------------------------
 Increase in net assets resulting from
 operations................................      383,589               -
                                          ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:                                    -
Net investment income......................      (73,535)              -
Net realized gain on securities............      (67,087)              -
                                          ------------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders...........................     (140,622)              -
                                          ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold..................    6,409,530           5,133
Proceeds from shares issued for
distributions reinvested...................      140,622               -
                                          ------------------------------------
                                               6,550,152           5,133
Cost of shares repurchased.................     (384,136)              -
                                          ------------------------------------
 Increase in net assets resulting from
 share transactions........................    6,166,016           5,133
                                          ------------------------------------
TOTAL INCREASE IN NET ASSETS...............    6,408,983           5,133
NET ASSETS:
Beginning of year..........................        5,133               -
                                          ------------------------------------
End of year (including undistributed net
investment income of $2,005 and $0)........   $6,414,116          $5,133
                                          ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold................................      634,189             513
Shares issued for distributions
reinvested.................................       12,732               -
Shares repurchased.........................      (35,482)              -
                                          ------------------------------------
 Increase in shares outstanding............      611,439             513
Shares outstanding:
 Beginning of year.........................          513               -
                                          ------------------------------------
 End of year...............................      611,952             513
                                          ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 38                                                August 31, 1999
              SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 96.05%

            ADVERTISING - 0.30%
      400   Interpublic Group Companies, Inc. .....................   $   15,850
      200   Omnicom Group, Inc. ...................................       15,075
                                                                      ----------
                                                                          30,925
                                                                      ----------
            AEROSPACE/DEFENSE - 0.04%
       55   United Technologies Corp. .............................        3,637
                                                                      ----------
            AIRLINES - 0.26%
      200   AMR Corp. .............................................       11,725
      200   Delta Air Lines, Inc. .................................       10,163
      300   Southwest Airlines Co. ................................        5,006
                                                                      ----------
                                                                          26,894
                                                                      ----------
            APPAREL & PRODUCTS - 0.05%
      100   Cintas Corp. ..........................................        5,138
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 0.06%
      100   Danaher Corp. .........................................        5,875
                                                                      ----------
            AUTO - REPLACEMENT PARTS - 0.18%
      350   Genuine Parts Co. .....................................       10,106
      100 * SPX Corp. .............................................        8,475
                                                                      ----------
                                                                          18,581
                                                                      ----------
            BANKS - NEW YORK CITY - 2.24%
      900   Bank of New York Co., Inc. ............................       32,175
    3,300   Citigroup, Inc. .......................................      146,642
      400   J. P. Morgan & Co., Inc. ..............................       51,675
                                                                      ----------
                                                                         230,492
                                                                      ----------
            BANKS - OTHER - 3.20%
    1,922   Bank of America Corp. .................................      116,280
      200   BankBoston Corp. ......................................        9,288
    1,050   First Union Corp. .....................................       43,575
      500   Fleet Financial Group, Inc. ...........................       19,906
      600   Mellon Bank Corp. .....................................       20,025
      700   National City Corp. ...................................       19,338
      350   Providian Financial Corp. .............................       27,169
      100   Republic of New York Corp. ............................        6,938
    1,700   Wells Fargo Company....................................       67,680
                                                                      ----------
                                                                         330,199
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            BANKS - REGIONAL - 3.09%
    1,305   BankOne Corp. .........................................   $   52,363
    1,300   Chase Manhattan Corp. .................................      108,793
      100   Comerica, Inc. ........................................        5,206
      250   Fifth Third Bancorp. ..................................       16,563
      600   Firstar Corp. .........................................       16,088
      350   KeyCorp. ..............................................       10,150
      200   Northern Trust Corp. ..................................       16,963
      300   PNC Bank Corp. ........................................       15,694
      200   State Street Corp. ....................................       11,975
      400   SunTrust Banks, Inc. ..................................       25,725
      500   U.S. Bancorp, Inc. ....................................       15,438
      300   Wachovia Corp. ........................................       23,513
                                                                      ----------
                                                                         318,471
                                                                      ----------
            BEVERAGE - SOFT DRINKS - 2.09%
    2,600   Coca-Cola Co. .........................................      155,512
      300   Coca Cola Enterprises, Inc. ...........................        8,531
    1,500   PepsiCo, Inc. .........................................       51,188
                                                                      ----------
                                                                         215,231
                                                                      ----------
            BROADCASTING - 1.38%
      150 * Clear Channel Communications...........................       10,509
      700   Comcast Corp., Class A.................................       22,838
      550 * Media One Group, Inc. .................................       36,163
      750   U S WEST, Inc. ........................................       39,188
      800 * Viacom, Inc., Class B..................................       33,650
                                                                      ----------
                                                                         142,348
                                                                      ----------
            BUILDING MATERIALS - 0.24%
      300   Lowe's Companies, Inc. ................................       13,575
      400   Masco Corp. ...........................................       11,325
                                                                      ----------
                                                                          24,900
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 0.33%
      400   Ecolab, Inc. ..........................................       15,025
      400   Praxair, Inc. .........................................       18,800
                                                                      ----------
                                                                          33,825
                                                                      ----------
            CONGLOMERATES - 1.09%
      800   Tenneco, Inc. .........................................       16,100
      950   Tyco International, Ltd. ..............................       96,246
                                                                      ----------
                                                                         112,346
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            CONSUMER FINANCE - 0.37%
      300   Capital One Financial Corp. ...........................   $   11,325
    1,075   MBNA Corp. ............................................       26,539
                                                                      ----------
                                                                          37,864
                                                                      ----------
            CONTAINERS - METAL/GLASS - 0.69%
      300   Ball Corp. ............................................       13,481
      400   Corning, Inc. .........................................       26,599
      700   Crown Cork & Seal Co., Inc. ...........................       18,594
      500 * Owens-Illinois, Inc. ..................................       12,375
                                                                      ----------
                                                                          71,049
                                                                      ----------
            CONTAINERS - PAPER - 0.31%
      200   Bemis Co., Inc. .......................................        7,588
      100   Chesapeake Corp. ......................................        3,381
      100   Sonoco Products Co. ...................................        2,375
      300   Temple-Inland, Inc. ...................................       18,599
                                                                      ----------
                                                                          31,943
                                                                      ----------
            COSMETICS/TOILETRIES - 0.80%
      300   Avon Products, Inc. ...................................       13,163
    1,400   Gillette Co. ..........................................       65,275
      100   International Flavors & Fragrances, Inc. ..............        4,075
                                                                      ----------
                                                                          82,513
                                                                      ----------
            DRUGS - 7.21%
      100   Allergan, Inc. ........................................        9,988
      100 * ALZA Corp. ............................................        5,038
    1,500   American Home Products Corp. ..........................       62,249
      500 * Amgen, Inc. ...........................................       41,593
      100   Bausch & Lomb, Inc. ...................................        6,606
    2,300   Bristol Myers Squibb Co. ..............................      161,862
    1,300   Eli Lilly and Co. .....................................       97,013
    3,000   Merck & Co., Inc. .....................................      201,562
    1,600   Schering-Plough Corp. .................................       84,100
    1,100   Warner-Lambert Co. ....................................       72,875
                                                                      ----------
                                                                         742,886
                                                                      ----------
            ELECTRICAL EQUIPMENT - 0.59%
      850   Emerson Electric Co. ..................................       53,230
      100   Molex, Inc. ...........................................        3,206
      100   W. W. Grainger, Inc. ..................................        4,356
                                                                      ----------
                                                                          60,792
                                                                      ----------

--------------------------------------------------------------------------------

 August 31, 1999                                                39
         SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            ENTERTAINMENT - 1.47%
      150   Hasbro, Inc. ..........................................   $    3,666
      300   Mattel, Inc. ..........................................        6,394
    1,400   Time Warner, Inc. .....................................       83,037
    2,100   Walt Disney Co. .......................................       58,274
                                                                      ----------
                                                                         151,371
                                                                      ----------
            FINANCE COMPANIES - 0.66%
    1,100   Associates First Capital Corp. ........................       37,743
      800   Household International, Inc. .........................       30,200
                                                                      ----------
                                                                          67,943
                                                                      ----------
            FINANCIAL SERVICES - 1.34%
      900   American Express Co. ..................................      123,749
      100   Countrywide Credit Industries, Inc. ...................        3,213
      200   H & R Block, Inc. .....................................       11,125
                                                                      ----------
                                                                         138,087
                                                                      ----------
            FOODS - 1.79%
      300   Best Foods.............................................       14,738
      500   Campbell Soup Co. .....................................       22,094
      500   ConAgra, Inc. .........................................       12,250
      300   General Mills, Inc. ...................................       25,125
      550   H J Heinz Co. .........................................       25,677
      100   Hershey Foods Corp. ...................................        5,356
      500   Kellogg Co. ...........................................       17,781
      100   Pioneer Hi-Bred International, Inc. ...................        3,913
      200   Quaker Oats Co. .......................................       13,363
      200   Ralston Purina Co. ....................................        5,500
      900   Sara Lee Corp. ........................................       19,969
      100   Trinity Industries, Inc. ..............................        3,138
      200   Wm. Wrigley Jr. Co. ...................................       15,663
                                                                      ----------
                                                                         184,567
                                                                      ----------
            FOOTWEAR - 0.13%
      300   NIKE, Inc., Class B....................................       13,875
                                                                      ----------
            FREIGHT - 0.16%
      400 * FDX Corp. .............................................       16,975
                                                                      ----------
            FUNERAL SERVICES - 0.03%
      200   Service Corp. International............................        2,763
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            GOVERNMENT SPONSORED - 1.43%
      950   Federal Home Loan Mortgage Corp. ......................   $   48,925
    1,450   Federal National Mortgage Association..................       90,080
      200   SLM Holding Corp. .....................................        8,838
                                                                      ----------
                                                                         147,843
                                                                      ----------
            HARDWARE & TOOLS - 0.12%
      100   Black & Decker Corp. ..................................        5,263
      200   Snap-on, Inc. .........................................        6,763
                                                                      ----------
                                                                          12,026
                                                                      ----------
            HEALTHCARE - 0.53%
      300   Cardinal Health, Inc. .................................       19,124
      200 * HealthSouth Corp. .....................................        1,638
      100 * Humana, Inc. ..........................................          906
      200   IMS Health, Inc. ......................................        5,525
      311   McKesson HBOC, Inc. ...................................        9,680
      300   United HealthCare Corp. ...............................       18,243
                                                                      ----------
                                                                          55,116
                                                                      ----------
            HEAVY DUTY TRUCKS/PARTS - 0.24%
      100   Cummins Engine Co., Inc. ..............................        5,925
      200   Dana Corp. ............................................        8,712
      100   Eaton Corp. ...........................................        9,800
                                                                      ----------
                                                                          24,437
                                                                      ----------
            HOSPITAL MANAGEMENT - 0.17%
      600   Columbia/HCA Healthcare Corp. .........................       14,775
       31 * Lifepoint Hospitals, Inc. .............................          213
      100 * Tenet Healthcare Corp. ................................        1,744
       31 * Triad Hospitals, Inc. .................................          347
                                                                      ----------
                                                                          17,079
                                                                      ----------
            HOSPITAL SUPPLIES - 3.29%
    1,700   Abbott Laboratories....................................       73,738
      400   Baxter International, Inc. ............................       26,825
      200   Becton, Dickinson and Co. .............................        5,625
      300 * Boston Scientific Corp. ...............................       10,181
    1,600   Johnson & Johnson .....................................      163,598
      750   Medtronic, Inc. .......................................       58,688
                                                                      ----------
                                                                         338,655
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS - 3.12%
      600   Clorox Co. ............................................   $   27,150
      900   Colgate-Palmolive Co. .................................       48,150
      278   Newell Co. ............................................       11,398
    1,800   Procter & Gamble Co. ..................................      178,648
      814   Unilever NV - ADR......................................       56,064
                                                                      ----------
                                                                         321,410
                                                                      ----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 4.76%
      100 * BMC Software, Inc. ....................................        5,381
    4,800 * Microsoft Corp. .......................................      444,298
    1,125 * Oracle Corp. ..........................................       41,063
                                                                      ----------
                                                                         490,742
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 2.25%
      100 * Apple Computer, Inc. ..................................        6,525
    1,600   Compaq Computer Corp. .................................       37,100
    2,500 * Dell Computer Corp. ...................................      122,030
      100 * Gateway, Inc. .........................................        9,694
      100 * Silicon Graphics, Inc. ................................        1,144
      700 * Sun Microsystems, Inc. ................................       55,650
                                                                      ----------
                                                                         232,143
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 1.74%
    1,200 * America Online, Inc. ..................................      109,574
      600   Automatic Data Processing, Inc. .......................       23,588
      500   Electronic Data Systems Corp. .........................       28,063
      300   First Data Corp. ......................................       13,200
       26 * Gartner Group, Inc., Class B...........................          533
      150   Paychex, Inc. .........................................        4,416
                                                                      ----------
                                                                         179,374
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 5.13%
      700 * Cendant Corp. .........................................       12,556
      400   Computer Associates International......................       22,600
      100 * Computer Sciences Corp. ...............................        6,919
      200 * Compuware Corp. .......................................        6,038
      900 * EMC Corp. .............................................       54,000
      950   Hewlett Packard Co. ...................................      100,105
      100   Honeywell, Inc. .......................................       11,350
    1,800   International Business Machines........................      224,213

--------------------------------------------------------------------------------

 40                                                August 31, 1999
         SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - Continued
      100 * Novell, Inc. ..........................................   $    2,369
      400   Pitney Bowes, Inc. ....................................       23,600
      200 * Seagate Technology.....................................        6,638
      200 * Solectron Corp. .......................................       15,650
      100 * Unisys Corp. ..........................................        4,300
      800   Xerox Corp. ...........................................       38,200
                                                                      ----------
                                                                         528,538
                                                                      ----------
            INFORMATION PROCESSING -
            NETWORKING - 2.07%
      200 * 3Com Corp. ............................................        4,963
    3,000 * Cisco Systems, Inc. ...................................      203,437
      100 * General Instrument Corp. ..............................        4,919
                                                                      ----------
                                                                         213,319
                                                                      ----------
            INSURANCE - CASUALTY - 0.23%
      150   Chubb Corp. ...........................................        8,578
      100   Progressive Corp. .....................................       10,200
      150   St. Paul Companies, Inc. ..............................        4,809
                                                                      ----------
                                                                          23,587
                                                                      ----------
            INSURANCE - LIFE - 0.50%
      300   Aetna, Inc. ...........................................       23,325
      100   Conseco, Inc. .........................................        2,400
      100   Jefferson-Pilot Corp. .................................        6,675
      400   Lincoln National Corp. ................................       18,750
                                                                      ----------
                                                                          51,150
                                                                      ----------
            INSURANCE - MULTILINE - 2.83%
      143   Aegon, N.V. - ADR......................................       12,414
      100   AFLAC, Inc. ...........................................        4,494
      700   Allstate Corp. ........................................       22,969
    1,713   American International Group., Inc. ...................      158,773
      375   Aon Corp. .............................................       12,516
      300   CIGNA Corp. ...........................................       26,944
      100   Cincinnati Financial Corp. ............................        3,963
      200   Hartford Financial Services Group, Inc. ...............        9,088
      500   Marsh & McLennan Companies, Inc. ......................       36,406
      100   UnumProvident Corp. ...................................        3,606
                                                                      ----------
                                                                         291,173
                                                                      ----------
            LODGING - 0.03%
      100   Marriott International, Inc. ..........................        3,425
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            MACHINERY - AGRICULTURE - 0.32%
      100   AGCO Corp. ............................................   $    1,031
      300   Case Corp. ............................................       14,813
      450   Deere & Co. ...........................................       17,494
                                                                      ----------
                                                                          33,338
                                                                      ----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.39%
      700   Caterpillar, Inc. .....................................       39,638
      100   Harnischfeger Industries, Inc. ........................          144
                                                                      ----------
                                                                          39,782
                                                                      ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 1.13%
      300   Cooper Industries, Inc. ...............................       15,563
      250   Dover Corp. ...........................................        9,672
      650   Illinois Tool Works, Inc. .............................       50,658
      200   Ingersoll-Rand Co. ....................................       12,725
      200   Johnson Controls, Inc. ................................       13,675
      100   Pall Corp. ............................................        1,988
      200   Parker Hannifin Corp. .................................        8,750
      200   Timken Co. ............................................        3,513
                                                                      ----------
                                                                         116,544
                                                                      ----------
            MEDICAL TECHNOLOGY - 0.32%
       50   Celera Genomics........................................        1,438
      300   Guidant Corp. .........................................       17,606
      200 * PE Corp.-PE Biosystems Group...........................       13,763
                                                                      ----------
                                                                          32,807
                                                                      ----------
            MERCHANDISE - DRUG - 0.30%
      300   CVS Corp. .............................................       12,506
      100   Rite Aid Corp. ........................................        1,850
      700   Walgreen Co. ..........................................       16,231
                                                                      ----------
                                                                          30,587
                                                                      ----------
            MERCHANDISE - SPECIALTY - 1.63%
      100 * Best Buy Co., Inc. ....................................        7,025
      200   Circuit City Stores, Inc. .............................        8,600
      200 * Costco Wholesale Corporation...........................       14,950
      200   Fortune Brands, Inc. ..................................        7,500
      712   Gap, Inc. .............................................       27,857
    1,400   Home Depot, Inc. ......................................       85,574
      100 * Kohl's Corp. ..........................................        7,125
      300 * Staples, Inc. .........................................        6,525
      100   TJX Companies, Inc. ...................................        2,888
                                                                      ----------
                                                                         168,044
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            MERCHANDISING - DEPARTMENT - 0.36%
      400   Dayton Hudson Corp. ...................................   $   23,200
      100 * Federated Department Stores, Inc. .....................        4,600
      225   May Department Stores Co. .............................        8,789
                                                                      ----------
                                                                          36,589
                                                                      ----------
            MERCHANDISING - FOOD - 0.63%
      426   Albertsons, Inc. ......................................       20,421
      400 * Kroger Co. ............................................        9,250
      500 * Safeway, Inc. .........................................       23,281
      250   SYSCO Corp. ...........................................        8,156
      100   Winn-Dixie Stores, Inc. ...............................        3,400
                                                                      ----------
                                                                          64,508
                                                                      ----------
            MERCHANDISING - MASS - 2.11%
      200   J.C. Penney Co., Inc. .................................        7,250
      100 * KMart Corp. ...........................................        1,256
      250   Sears Roebuck and Co. .................................        9,375
    4,500   Wal-Mart Stores, Inc. .................................      199,406
                                                                      ----------
                                                                         217,287
                                                                      ----------
            METALS - MISCELLANEOUS - 0.03%
      100   Precision Castparts Corp. .............................        3,550
                                                                      ----------
            METALS - STEEL - 0.31%
      300   AK Steel Holding Corp. ................................        6,300
      200   Allegheny Teldyne, Inc. ...............................        3,738
      400   Carpenter Technology Corp. ............................        9,150
      300   Ryerson Tull, Inc. ....................................        5,681
      500   Worthington Industries, Inc. ..........................        7,500
                                                                      ----------
                                                                          32,369
                                                                      ----------
            MISCELLANEOUS - 0.03%
      100   Equifax, Inc. .........................................        3,050
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 0.56%
      500   El Paso Energy Corp. ..................................       18,281
      900   K N Energy, Inc. ......................................       18,338
    1,100   Questar Corp. .........................................       20,763
                                                                      ----------
                                                                          57,382
                                                                      ----------
            OIL - INTEGRATED DOMESTIC - 0.07%
      200   Ashland Oil, Inc. .....................................        7,713
                                                                      ----------
            OIL - SERVICES - 0.02%
      100   McDermott International, Inc. .........................        2,256
                                                                      ----------

--------------------------------------------------------------------------------

 August 31, 1999                                                41
         SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS CONTINUED

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE
 -------------------------------------------------------------------------------
           OIL/GAS PRODUCERS - 0.86%
  2,200    Sonat, Inc. ............................................   $   79,475
    200    Sunoco, Inc. ...........................................        6,513
    100    Ultramar Diamond Shamrock Corp. ........................        2,613
                                                                      ----------
                                                                          88,601
                                                                      ----------
           PAPER/FOREST PRODUCTS - 0.99%
    300    Avery Dennison Corp. ...................................       16,463
    400    Fort James Corp. .......................................       12,900
  1,000    Kimberly-Clark Corp. ...................................       56,937
    100    Longview Fibre Co. .....................................        1,294
    400    Mead Corp. .............................................       14,925
                                                                      ----------
                                                                         102,519
                                                                      ----------
           POLLUTION CONTROL - 0.16%
    750    Waste Management, Inc. .................................       16,359
                                                                      ----------
           PUBLISHING - NEWS - 0.95%
    100    Dow Jones & Co., Inc. ..................................        5,025
    350    Gannett Co., Inc. ......................................       23,778
    150    New York Times Co., Class A ............................        5,859
    100    Tribune Co. ............................................        9,331
    100    Washington Post Co., Class B............................       53,900
                                                                      ----------
                                                                          97,893
                                                                      ----------
           PUBLISHING/PRINTING - 0.28%
    100    Deluxe Corp. ...........................................        3,406
    200    Dun & Bradstreet Corp. .................................        5,238
    400    McGraw-Hill, Inc. ......................................       20,675
                                                                      ----------
                                                                          29,319
                                                                      ----------
           RAILROAD - 1.22%
  1,100    Burlington Northern Santa Fe Corp. .....................       31,900
    600    CSX Corp. ..............................................       26,213
    200    Kansas City Southern Industries, Inc. ..................        9,263
  1,100    Norfolk Southern Corp. .................................       28,806
    600    Union Pacific Corp. ....................................       29,213
                                                                      ----------
                                                                         125,395
                                                                      ----------
           RESTAURANTS - 0.68%
  1,600    McDonald's Corp. .......................................       66,200
    100 *  Tricon Global Restaurants, Inc. ........................        4,063
                                                                      ----------
                                                                          70,263
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            SAVINGS & LOAN - 0.21%
      100   Golden West Financial Corp. ...........................   $    9,081
      400   Washington Mutual, Inc. ...............................       12,700
                                                                      ----------
                                                                          21,781
                                                                      ----------
            SECURITIES RELATED - 2.97%
      900   Charles Schwab Corp. ..................................       35,550
      100   Franklin Resources, Inc. ..............................        3,594
      350   Merrill Lynch & Co., Inc. .............................       26,119
      650   Morgan Stanley Dean Witter & Co. ......................       55,778
    1,400   Standard & Poor's Depositary Receipts..................      184,888
                                                                      ----------
                                                                         305,929
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 0.27%
      300 * Applied Materials, Inc. ...............................       21,319
      100 * KLA-Tencor Corp. ......................................        6,281
                                                                      ----------
                                                                          27,600
                                                                      ----------
            SEMICONDUCTORS - 4.27%
      100 * Advanced Micro Devices, Inc. ..........................        2,069
    3,200   Intel Corp. ...........................................      263,000
      200 * Micron Technology, Inc. ...............................       14,913
      700   Motorola, Inc. ........................................       64,575
      500   Rockwell International Corp. ..........................       29,563
      800   Texas Instruments, Inc. ...............................       65,650
                                                                      ----------
                                                                         439,770
                                                                      ----------
            TELECOMMUNICATIONS - 4.97%
      450   ALLTEL Corp. ..........................................       30,431
      100   Frontier Corp. ........................................        4,194
    3,330   Lucent Technologies, Inc. .............................      213,328
    1,600 * MCI Worldcom, Inc. ....................................      121,200
      200 * Nextel Communications, Inc., Class A...................       11,563
    1,400   Nortel Networks Corp. .................................       57,488
      400 * Tellabs, Inc. .........................................       23,825
      250   Vodafone Airtouch, Plc. - ADR..........................       50,141
                                                                      ----------
                                                                         512,170
                                                                      ----------
            TEXTILE - PRODUCTS - 0.03%
      100   V.F. Corp. ............................................        3,600
                                                                      ----------
            UTILITIES - COMMUNICATION - 6.23%
    1,350   Ameritech Corp. .......................................       85,219
    3,100   AT&T Corp. ............................................      139,500
    1,800   Bell Atlantic Corp. ...................................      110,250
    2,000   BellSouth Corp. .......................................       90,500

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            UTILITIES - COMMUNICATION - Continued
      600   GTE Corp. .............................................   $   41,175
    2,100   SBC Communications, Inc. ..............................      100,800
    1,200   Sprint Corp. FON Group.................................       53,250
      350 * Sprint Corp. PCS Group.................................       20,913
                                                                      ----------
                                                                         641,607
                                                                      ----------
            UTILITIES - ELECTRIC - 1.84%
      100 * AES Corp. .............................................        6,069
      350   Allegheny Energy, Inc. ................................       11,813
      400   Black Hills Corp. .....................................        9,900
      450   Cinergy Corp. .........................................       13,669
      100   Cleco Corp. ...........................................        3,325
      400   DPL, Inc. .............................................        7,575
      100   Hawaiian Electric Industries, Inc. ....................        3,556
      200   Idacorp, Inc. .........................................        6,263
      200   IPALCO Enterprises, Inc. ..............................        4,188
      100   Kansas City Power & Light Co. .........................        2,406
      200   Minnesota Power, Inc. .................................        3,563
      600   Montana Power Co. .....................................       18,563
      450   New Century Energies, Inc. ............................       16,256
      200   Nisource, Inc. ........................................        4,750
      200   OGE Energy Corp. ......................................        4,700
      700   PacifiCorp.............................................       14,306
      350   Potomac Electric Power Co. ............................        9,275
      250   Puget Sound Energy, Inc. ..............................        5,922
      100   Sierra Pacific Resources...............................        2,438
      200   TECO Energy, Inc. .....................................        4,200
    1,600   UtiliCorp United, Inc. ................................       37,100
                                                                      ----------
                                                                         189,837
                                                                      ----------
            UTILITIES - GAS, DISTRIBUTION - 1.09%
      100   AGL Resources, Inc. ...................................        1,806
      300   KeySpan Corp. .........................................        8,850
    2,300   MCN Energy Group, Inc. ................................       41,113
    1,200   National Fuel Gas Co. .................................       56,475
      100   NICOR, Inc. ...........................................        3,869
                                                                      ----------
                                                                         112,113
                                                                      ----------
            UTILITIES - GAS, PIPELINE - 2.25%
      800   Columbia Energy Group..................................       47,250
    1,200   Consolidated Natural Gas Co. ..........................       76,425
    1,400   ONEOK, Inc. ...........................................       43,488
      200   Peoples Energy Corp. ..................................        7,288
    1,400   Williams Companies, Inc. ..............................       57,750
                                                                      ----------
                                                                         232,201
                                                                      ----------

--------------------------------------------------------------------------------

 42                                                August 31, 1999
         SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                         MARKET
 OF SHARES                                                        VALUE
-------------------------------------------------------------------------------
           WATER SERVICES - 0.03%
      100  American Water Works Co., Inc. ..................   $     2,913
                                                               -----------
           TOTAL COMMON STOCK
           (Cost $8,802,042)................................     9,897,183
                                                               -----------
    PAR
  VALUE
 ---------

           CORPORATE SHORT TERM -
           REPURCHASE AGREEMENT - 3.98%
           BANKS - OTHER - 3.98%
 $410,000  State Street Bank Repurchase Agreement, 5.35%
           dated 08/31/99, to be repurchased at $410,061 on
           09/01/99 collateralized by U.S. Treasury Note,
           4.63%, 11/30/00, with value of $420,000 (Cost
           $410,000)........................................       410,000
                                                               -----------
           TOTAL CORPORATE SHORT TERM -
           REPURCHASE AGREEMENT
           (Cost $410,000)..................................       410,000
                                                               -----------
           UNITED STATES GOVERNMENT -
           SHORT TERM - 0.24%
           U.S. TREASURY BILLS - 0.24%
   25,000  United States Treasury Bills,
           4.35% due 09/30/99...............................        24,912
                                                               -----------
           TOTAL UNITED STATES GOVERNMENT -
           SHORT TERM
           (Cost $24,912)...................................        24,912
                                                               -----------
           TOTAL INVESTMENTS
           (Cost $9,236,954) - 100.27%......................    10,332,095

           Other assets less liabilities, net - (0.27)%.....       (28,156)
                                                               -----------
           NET ASSETS - 100.00%
           (equivalent to $12.88 per share on 800,287 shares
           outstanding).....................................   $10,303,939
                                                               -----------
           * Non-income producing

                              UNREALIZED
 CONTRACTS                   APPRECIATION

-----------------------------------------
 FUTURES CONTRACTS PUR-
 CHASED(/1/)
 1(/2/)(Delivery
       month/Value at
       08/31/99)
       S&P 500 Futures
       (September/$1,319.80).$     2,700
                             -----------

(/1/) U.S. Treasury Bills with a market value of approximately $24,912 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(/2/)  Per 500.

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 800,287 shares outstanding........ $     8,003
Additional paid in capital.....................................   8,807,466
Undistributed net realized gain on securities..................     389,293
Undistributed net investment income............................       1,336
Unrealized appreciation of:
 Investment......................................... $1,095,141
 Futures contracts..................................      2,700   1,097,841
                                                     ---------- -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.......................................... $10,303,939
                                                                -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 43             SOCIALLY RESPONSIBLE FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999

INVESTMENT INCOME:
Dividends...................................................... $   96,268
Interest.......................................................     33,753
                                                                ----------
Total investment income........................................    130,021
                                                                ----------
EXPENSES:
Custodian fees.................................................     29,577
Advisory fees..................................................     19,258
Administrative service fee.....................................     19,258
Audit fees and tax services....................................     15,430
Trustees' fees and expenses....................................      5,512
Accounting services............................................      2,311
Report to shareholders.........................................      1,452
Pricing services...............................................      1,377
Miscellaneous..................................................      3,013
                                                                ----------
 Total expenses................................................     97,188
 Expense reimbursement (see Note 3)............................    (54,068)
                                                                ----------
 Net expenses..................................................     43,120
                                                                ----------
NET INVESTMENT INCOME..........................................     86,901
                                                                ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
 Investments........................................ $  304,300
 Future contracts...................................    370,726    675,026
                                                     ----------
Net unrealized appreciation of securities during the year:
 Investments........................................  1,095,141
 Futures contracts..................................      2,700  1,097,841
                                                     ---------- ----------
  Net realized and unrealized gain on securities during the
  year.........................................................  1,772,867
                                                                ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $1,859,768
                                                                ----------


STATEMENT OF CHANGES IN NET ASSETS

                                                For the       For the period
                                               year ended    August 26, 1998
                                            August 31, 1999 to August 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income......................   $    86,901         $    -
Net realized gain on securities............       675,026              -
Net unrealized appreciation of securities
during the year............................     1,097,841              -
                                           -----------------------------------
 Increase in net assets resulting from
 operations................................     1,859,768              -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................       (85,565)             -
Net realized gain on securities............      (285,733)             -
                                           -----------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders...........................      (371,298)             -
                                           -----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold..................     8,600,154          6,667
Proceeds from shares issued for
distributions reinvested...................       371,298              -
                                           -----------------------------------
                                                8,971,452          6,667
Cost of shares repurchased.................      (162,650)             -
                                           -----------------------------------
 Increase in net assets resulting from
 share transactions........................     8,808,802          6,667
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS...............    10,297,272          6,667
NET ASSETS:
Beginning of year..........................         6,667              -
                                           -----------------------------------
End of year (including undistributed net
investment income of $1,336 and $0)........   $10,303,939         $6,667
                                           -----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold................................       781,747            667
Shares issued for distributions
reinvested.................................        30,223              -
Shares repurchased.........................       (12,350)             -
                                           -----------------------------------
 Increase in shares outstanding............       799,620            667
Shares outstanding:
 Beginning of year.........................           667              -
                                           -----------------------------------
 End of year...............................       800,287            667
                                           -----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 44                                                August 31, 1999
                    BALANCED FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 62.09%
            ADVERTISING - 0.21%
      400   Young & Rubicam, Inc. .................................   $   17,850
                                                                      ----------

            AEROSPACE/DEFENSE - 1.41%
      900   Boeing Co. ............................................       40,780
    1,200   United Technologies Corp. .............................       79,350
                                                                      ----------
                                                                         120,130
                                                                      ----------
            APPAREL & PRODUCTS - 0.44%
    1,100 * Tommy Hilfiger Corp. ..................................       37,331
                                                                      ----------
            AUTO - CARS - 0.51%
    2,900 * Autonation, Inc. ......................................       37,518
      300   Delphi Automotive Systems Corp. .......................        5,625
                                                                      ----------
                                                                          43,143
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 0.64%
    1,200   Federal-Mogul Corp. ...................................       54,750
                                                                      ----------
            BANKS - NEW YORK CITY - 1.29%
    2,475   Citigroup, Inc. .......................................      109,983
                                                                      ----------
            BANKS - OTHER - 3.43%
    2,278   Bank of America Corp. .................................      137,818
    3,900   Wells Fargo Co. .......................................      155,269
                                                                      ----------
                                                                         293,087
                                                                      ----------
            BEVERAGE - SOFT DRINKS - 0.47%
      500   Coca-Cola Co. .........................................       29,905
      300   PepsiCo, Inc. .........................................       10,238
                                                                      ----------
                                                                          40,143
                                                                      ----------
            BROADCASTING - 2.46%
      500 * Adelphia Communications Corp., Class A.................       31,000
    1,100 * Cablevision Systems Corp., Class A.....................       77,687
    2,400 * Viacom, Inc., Class B..................................      100,950
                                                                      ----------
                                                                         209,637
                                                                      ----------
            BUILDING MATERIALS - 0.53%
    1,000   Lowe's Companies, Inc. ................................       45,250
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 0.57%
    1,300   Ecolab, Inc. ..........................................       48,831
                                                                      ----------
            CONGLOMERATES - 1.30%
      500   Textron, Inc. .........................................       40,374
      700   Tyco International, Ltd. ..............................       70,919
                                                                      ----------
                                                                         111,293
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            CONTAINERS - PAPER - 0.69%
    1,000 * Sealed Air Corp. ......................................   $   58,750
                                                                      ----------
            COSMETICS/TOILETRIES - 0.60%
      900   Kimberly-Clark Corp. ..................................       51,244
                                                                      ----------
            DRUGS - 2.38%
    2,160   Astrazeneca, Plc. - ADR................................       85,050
      800 * Forest Laboratories, Inc. .............................       38,750
    2,100   Pfizer, Inc. ..........................................       79,274
                                                                      ----------
                                                                         203,074
                                                                      ----------
            ELECTRICAL EQUIPMENT - 0.96%
      200   General Electric Co. ..................................       22,463
      400   Sony Corp. ............................................       50,925
      200   W. W. Grainger, Inc. ..................................        8,713
                                                                      ----------
                                                                          82,101
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 0.71%
    5,200 * Sensormatic Electronics Corp. .........................       60,775
                                                                      ----------
            ENTERTAINMENT - 2.08%
    1,000 * Blockbuster, Inc. .....................................       14,875
      900   Carnival Corp., Class A................................       40,219
    1,300 * Fox Entertainment Group, Inc. .........................       29,981
    2,100   Hasbro, Inc. ..........................................       51,319
      700   Time Warner, Inc. .....................................       41,519
                                                                      ----------
                                                                         177,913
                                                                      ----------
            FINANCE COMPANIES - 1.39%
      600   Goldman Sachs Group, Inc. .............................       35,888
    2,200   Household International, Inc. .........................       83,050
                                                                      ----------
                                                                         118,938
                                                                      ----------
            FOODS - 1.50%
      900   Campbell Soup Co. .....................................       39,769
    1,600   Kellogg Co. ...........................................       56,900
      800   Nabisco Holdings Corp., Class A........................       31,450
                                                                      ----------
                                                                         128,119
                                                                      ----------
            FOOTWEAR - 0.16%
      300   NIKE, Inc., Class B....................................       13,875
                                                                      ----------
            GOVERNMENT SPONSORED - 1.29%
    2,500   SLM Holding Corp. .....................................      110,469
                                                                      ----------
            HEALTHCARE - 1.37%
      500 * PacifiCare Health Systems Inc., Class A................       30,000
    1,400 * Quintiles Transnational Corp. .........................       50,137
      600   United HealthCare Corp. ...............................       36,488
                                                                      ----------
                                                                         116,625
                                                                      ----------

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            HOSPITAL SUPPLIES - 0.73%
      800   Medtronic, Inc. ...................................   $   62,600
                                                                  ----------
            HOUSEHOLD PRODUCTS - 0.93%
      800   Clorox Co. ........................................       36,200
      800   Colgate-Palmolive Co. .............................       42,800
                                                                  ----------
                                                                      79,000
                                                                  ----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 0.56%
    3,400 * Peoplesoft, Inc. ..................................       48,025
                                                                  ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 0.54%
      300 * Gateway 2000, Inc. ................................       29,081
    2,800 * Western Digitial Corp. ............................       17,150
                                                                  ----------
                                                                      46,231
                                                                  ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 2.58%
    1,100   Autodesk, Inc. ....................................       25,300
      600   International Business Machines....................       74,737
      600 * Policy Management Systems Corp. ...................       18,338
    1,200 * Storage Technology Corp. ..........................       25,200
    1,600   Xerox Corp. .......................................       76,400
                                                                  ----------
                                                                     219,975
                                                                  ----------
            INFORMATION PROCESSING -
            NETWORKING - 0.19%
      600 * Newbridge Networks Corp. ..........................       16,463
                                                                  ----------
            INSURANCE - LIFE - 0.49%
      200   Jefferson-Pilot Corp. .............................       13,350
      600   Lincoln National Corp. ............................       28,125
                                                                  ----------
                                                                      41,475
                                                                  ----------
            INSURANCE - MISCELLANEOUS - 1.77%
       21 * Berkshire Hathaway, Inc. ..........................       42,063
        1 * Berkshire Hathaway, Inc., Class A..................       64,200
    1,050   PMI Group, Inc. ...................................       44,625
                                                                  ----------
                                                                     150,888
                                                                  ----------
            INSURANCE - MULTILINE - 1.36%
    1,400   Cincinnati Financial Corp. ........................       55,475
    1,200   XL Capital, Ltd. ..................................       60,375
                                                                  ----------
                                                                     115,850
                                                                  ----------

--------------------------------------------------------------------------------

 45                                              August 31, 1999
               BALANCED FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
             MACHINERY - INDUSTRIAL/SPECIALTY - 1.45%
    1,800    Dover Corp. .........................................   $    69,638
      700    Illinois Tool Works, Inc. ...........................        54,556
                                                                     -----------
                                                                         124,194
                                                                     -----------
             MEDICAL TECHNOLOGY - 2.07%
    1,600    Guidant Corp. .......................................        93,900
    1,200    PE Corp-PE Biosystems Group..........................        82,575
                                                                     -----------
                                                                         176,475
                                                                     -----------
             MERCHANDISE - SPECIALTY - 0.76%
    1,100    American Greetings Corp., Class A....................        30,456
      800    Circuit City Stores, Inc. ...........................        34,400
                                                                     -----------
                                                                          64,856
                                                                     -----------
             MERCHANDISING - MASS - 0.52%
    1,000    Wal-Mart Stores, Inc. ...............................        44,313
                                                                     -----------
             METALS - ALUMINUM - 0.23%
      300    Alcoa, Inc. .........................................        19,369
                                                                     -----------
             MULTIMEDIA - 0.53%
    3,300 *  Cadence Design Systems, Inc. ........................        44,963
                                                                     -----------
             NATURAL GAS - DIVERSIFIED - 0.33%
    1,400    K N Energy, Inc. ....................................        28,525
                                                                     -----------
             OIL - INTEGRATED DOMESTIC - 0.71%
    1,000    Burlington Resources, Inc. ..........................        41,813
      600    USX-Marathon Group...................................        18,675
                                                                     -----------
                                                                          60,488
                                                                     -----------
             OIL - INTEGRATED INTERNATIONAL - 1.03%
      600    Exxon Corp. .........................................        47,325
      400    Mobil Corp. .........................................        40,950
                                                                     -----------
                                                                          88,275
                                                                     -----------
             OIL - SERVICE - PRODUCTS - 1.56%
    2,400    Shell Transport & Trading - ADR......................       115,650
      500    Weatherford International, Inc. .....................        17,813
                                                                     -----------
                                                                         133,463
                                                                     -----------
             OIL - SERVICES - 0.84%
    2,100    Baker Hughes, Inc. ..................................        71,400
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
             PAPER/FOREST PRODUCTS - 1.12%
      700    Bowater, Inc. .......................................   $    37,537
    1,800    Fort James Corp. ....................................        58,050
                                                                     -----------
                                                                          95,587
                                                                     -----------
             PUBLISHING - NEWS - 0.14%
      300    New York Times Co., Class A..........................        11,719
                                                                     -----------
             REAL ESTATE INVESTMENT TRUSTS - 0.50%
    3,200    Indymac Mortgage Holdings, Inc. .....................        43,000
                                                                     -----------
             RESTAURANTS - 0.27%
    1,000 *  Starbucks Corp. .....................................        22,875
                                                                     -----------
             SAVINGS & LOAN - 0.64%
    1,708    Washington Mutual, Inc. .............................        54,229
                                                                     -----------
             SECURITIES RELATED - 0.45%
      800    Donaldson, Lufkin & Jenrette, Inc. ..................        38,250
                                                                     -----------
             SEMICONDUCTOR EQUIPMENT - 1.96%
      900 *  Applied Materials, Inc. .............................        63,956
    1,200 *  KLA-Tencor Corp. ....................................        75,375
      500 *  LAM Research Corp. ..................................        28,219
                                                                     -----------
                                                                         167,550
                                                                     -----------
             SEMICONDUCTORS - 1.32%
      800    Intel Corp. .........................................        65,750
      700 *  Maxim Integrated Products, Inc. .....................        47,119
                                                                     -----------
                                                                         112,869
                                                                     -----------
             TELECOMMUNICATIONS - 2.69%
    2,000 *  Loral Space & Communications, Ltd. ..................        36,750
    1,195 *  MCI Worldcom, Inc. ..................................        90,521
      500    Nokia Corp. - ADR, Series A..........................        41,688
      300    Vodafone Airtouch, Plc. - ADR........................        60,169
                                                                     -----------
                                                                         229,128
                                                                     -----------
             TEXTILE - PRODUCTS - 0.39%
    1,300 *  Jones Apparel Group, Inc. ...........................        33,719
                                                                     -----------
             TOBACCO - 0.66%
    1,500    Philip Morris Companies, Inc. .......................        56,156
                                                                     -----------

  NUMBER
 OF SHARES                                                          MARKET
                                                                     VALUE
 -------------------------------------------------------------------------------
             UTILITIES - COMMUNICATION - 3.01%
    1,450    AT&T Corp. ..........................................    $   65,250
    4,200 *  AT&T Corp. - Liberty Media Group.....................       134,400
    1,300    Sprint Corp. FON Group...............................        57,688
                                                                    ------------
                                                                         257,338
                                                                    ------------
             UTILITIES - ELECTRIC - 2.65%
    1,600 *  AES Corp. ...........................................        97,100
      600    American Electric Power, Inc. .......................        21,787
    1,000    Cinergy Corp. .......................................        30,375
      900 *  Niagara Mohawk Holdings, Inc. .......................        13,613
    3,600 *  Northeast Utilities..................................        63,225
                                                                    ------------
                                                                         226,100
                                                                    ------------
             UTILITIES - GAS, PIPELINE - 0.72%
    1,500    Williams Companies, Inc. ............................        61,875
                                                                    ------------
             TOTAL COMMON STOCK
             (Cost $4,398,070)...................................      5,300,534
                                                                    ------------
    PAR
  VALUE
 ---------

             CORPORATE BONDS - LONG TERM - 10.83%
             BROADCASTING - 0.91%
 $100,000    Fox/Liberty Networks, LLC.,
             9.75% due 08/15/07...................................        78,000
                                                                    ------------
             ELECTRICAL EQUIPMENT - 1.16%
  100,000    Philips Electronics, N.V.,
             7.20% due 06/01/26...................................        98,990
                                                                    ------------
             FINANCE COMPANIES - 2.21%
   93,306    Commercial Mortgage Acceptance,
             5.80% due 03/15/06...................................        89,909
  100,000    Green Tree Financial Corp., Class A7,
             7.14% due 01/15/29...................................        99,156
                                                                    ------------
                                                                         189,065
                                                                    ------------
             FINANCIAL SERVICES - 3.27%
  100,000    Charter Communications Holding,
             8.25% due 04/01/07...................................        96,250
  100,000    Ford Motor Credit Co.,
             5.80% due 01/12/09...................................        89,715
  100,000    Household Finance Corp.,
             6.40% due 06/17/08...................................        93,238
                                                                    ------------
                                                                         279,203
                                                                    ------------

--------------------------------------------------------------------------------

 46                                                August 31, 1999
               BALANCED FUND - STATEMENT OF NET ASSETS CONTINUED

   PAR                                                             MARKET
  VALUE                                                            VALUE
-------------------------------------------------------------------------------
               FOODS - 1.14%
 $100,000      Nabisco, Inc.,
               7.55% due 06/15/15.............................   $   96,940
                                                                 ----------
               HEALTHCARE - 0.35%
  100,000      Integrated Health Services,
               9.25% at 01/15/08..............................       30,000
                                                                 ----------
               TELECOMMUNICATIONS - 0.65%
  100,000(/1/) Spectrasite Holdings, Inc.,
               12.00% due 07/15/08............................       55,000
                                                                 ----------
               UTILITIES - COMMUNICATION - 1.14%
  100,000      GTE Corp.,
               7.90% due 02/01/27.............................       97,422
                                                                 ----------
               TOTAL CORPORATE BONDS - LONG TERM
               (Cost $1,059,920)..............................      924,620
                                                                 ----------
               CORPORATE - SHORT TERM -
               REPURCHASE AGREEMENT - 5.08%
               BANKS - OTHER - 5.08%
  434,000      State Street Bank Repurchase Agreement, 5.35%,
               dated 08/31/99, to be repurchased at $434,065
               on 09/01/99 collateralized by U.S. Treasury
               Note, 4.63%, 11/30/00, with value of
               $445,000 (Cost $434,000).......................      434,000
                                                                 ----------
               TOTAL CORPORATE SHORT TERM -
               REPURCHASE AGREEMENT
               (Cost $434,000)................................      434,000
                                                                 ----------
               UNITED STATES GOVERNMENT
               LONG TERM - 21.91%
               FEDERAL AGENCIES - 6.26%
  100,000      Federal Home Loan Bank,
               5.13% due 09/15/03.............................       95,234
               Government National Mortgage Association:
  210,580      7.00% due 09/15/28.............................      204,064
  249,230      6.50% due 06/15/29.............................      235,053
                                                                 ----------
                                                                    534,351
                                                                 ----------

   PAR                                                             MARKET
  VALUE                                                            VALUE
-------------------------------------------------------------------------------
               GOVERNMENT SPONSORED - 5.57%
 $400,000      Federal National Mortgage Association,
               6.00% due 05/15/08.............................   $  377,188
  100,000(/1/) Government Lease Trust, Class A2,
               6.18% due 05/18/05.............................       97,900
                                                                 ----------
                                                                    475,088
                                                                 ----------
               UNITED STATES NOTES - 10.08%
               United States Treasury Notes:
  650,000      6.38% due 08/15/02.............................      659,042
  200,000      6.25% due 02/15/03.............................      201,874
                                                                 ----------
                                                                    860,916
                                                                 ----------
               TOTAL UNITED STATES GOVERNMENT -
               LONG TERM
               (Cost $1,913,897)..............................    1,870,355
                                                                 ----------
               TOTAL INVESTMENTS
               (Cost $7,805,887) - 99.91%.....................    8,529,509
               Other assets less liabilities, net - 0.09%.....        7,826
                                                                 ----------
               NET ASSETS - 100.00%
               (equivalent to $12.32 per share on 693,234
               shares outstanding)............................   $8,537,335
                                                                 ----------

   * Non-income producing
(/1/Securities)exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1999, the aggregate value of these securities was $152,900, representing 1.79% of net assets.

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 693,234 shares outstanding...................... $    6,932
Additional paid in capital.........................................  7,372,359
Undistributed net realized gain on securities......................    432,836
Undistributed net investment income................................      1,586
Unrealized appreciation of securities..............................    723,622
                                                                    ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $8,537,335
                                                                    ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 47                   BALANCED FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999

INVESTMENT INCOME:
Dividends.......................................................... $   51,676
Interest...........................................................    154,547
                                                                    ----------
 Total investment income...........................................    206,223
                                                                    ----------
EXPENSES:
Advisory fees......................................................     54,692
Custodian fees.....................................................     26,602
Administration service fee.........................................     17,091
Audit fees and tax services........................................     13,785
Trustees' fees and expenses........................................      5,010
Accounting services................................................      2,052
Report to shareholders.............................................      1,274
Pricing services...................................................      1,237
Miscellaneous......................................................      2,767
                                                                    ----------
 Total expenses....................................................    124,510
 Expense reimbursement (see Note 3)................................    (68,472)
                                                                    ----------
 Net expenses......................................................     56,038
                                                                    ----------
NET INVESTMENT INCOME..............................................    150,185
                                                                    ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities....................................    466,887
Net unrealized appreciation of securities during the year..........    723,622
                                                                    ----------
Net realized and unrealized gain on securities during the year.....  1,190,509
                                                                    ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $1,340,694
                                                                    ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                  For the       For the period
                                                year ended     August 26, 1998
                                              August 31, 1999 to August 31, 1998
                                           -------------------------------------
OPERATIONS:
Net investment income.......................    $  150,185          $    -
Net realized gain on securities.............       466,887               -
Net unrealized appreciation of securities
during the year.............................       723,622               -
                                           -------------------------------------
 Increase in net assets resulting from
 operations.................................     1,340,694               -
                                           -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ......................      (148,979)              -
Net realized gain on securities.............       (34,051)              -
                                           -------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............      (183,030)              -
                                           -------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................     7,231,067           6,667
Proceeds from shares issued for
distributions reinvested....................       183,030               -
                                           -------------------------------------
                                                 7,414,097           6,667
Cost of shares repurchased..................       (41,093)              -
                                           -------------------------------------
 Increase in net assets resulting from
 share transactions.........................     7,373,004           6,667
                                           -------------------------------------
TOTAL INCREASE IN NET ASSETS................     8,530,668           6,667
NET ASSETS:
Beginning of year...........................         6,667               -
                                           -------------------------------------
End of year (including undistributed net
investment income of $1,586 and $0).........    $8,537,335          $6,667
                                           -------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................       680,625             667
Shares issued for distributions reinvested..        15,285               -
Shares repurchased..........................        (3,343)              -
                                           -------------------------------------
 Increase in shares outstanding.............       692,567             667
Shares outstanding:
 Beginning of year..........................           667               -
                                           -------------------------------------
 End of year ...............................       693,234             667
                                           -------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 48                                                August 31, 1999
                 HIGH YIELD BOND FUND - STATEMENT OF NET ASSETS

   PAR                                                                 MARKET
  VALUE                                                                VALUE
-------------------------------------------------------------------------------
               CORPORATE BONDS - 95.88%

               ADVERTISING - 4.72%
 $250,000      Interep National Radio Sales, Series B,
               10.00% due 07/01/08................................   $  254,688
                                                                     ----------
               APPAREL & PRODUCTS - 3.29%
   87,000      Anvil Knitwear, Inc., Series B,
               10.88% due 03/15/07................................       55,789
  100,000      Bell Sports, Inc.,
               11.00% due 08/15/08................................       97,750
   50,000(/1/) Galey & Lord, Inc.,
               9.13% due 03/01/08.................................       24,000
                                                                     ----------
                                                                        177,539
                                                                     ----------
               AUTO - REPLACEMENT PARTS - 3.97%
  200,000      Hayes Wheels International, Inc.,
               11.00% due 07/15/06................................      214,000
                                                                     ----------
               BROADCASTING - 2.80%
   50,000      Cumulus Media,
               10.38% due 07/01/08................................       51,625
  100,000      Echostar DBS Corp.,
               9.38% due 02/01/09.................................       99,250
                                                                     ----------
                                                                        150,875
                                                                     ----------
               CHEMICAL - MAJOR - 4.35%
  100,000      Koppers Industries, Inc.,
               9.88% due 12/01/07.................................       93,000
  100,000      Polymer Group, Inc.,
               9.00% due 07/01/07.................................       95,500
   50,000      Royster-Clark, Inc.,
               10.25% due 04/01/09................................       46,500
                                                                     ----------
                                                                        235,000
                                                                     ----------
               CHEMICAL - MISCELLANEOUS - 1.85%
  100,000      Lyondell Chemical Co., Series B,
               9.88% due 05/01/07.................................      100,000
                                                                     ----------
               CONSUMER FINANCE - 1.83%
  100,000      AmeriCredit Corp.,
               9.25% due 02/01/04.................................       98,500
                                                                     ----------
               DRUGS - 0.95%
   50,000      King Pharmaceuticals, Inc.,
               10.75% due 02/15/09................................       51,250
                                                                     ----------

   PAR                                                                 MARKET
  VALUE                                                                VALUE
-------------------------------------------------------------------------------
               ELECTRONIC INSTRUMENTS - 1.82%
 $100,000(/1/) Flextronics International,
               8.75% due 10/15/07.................................   $   98,000
                                                                     ----------
               ENTERTAINMENT - 3.30%
  200,000(/1/) Cinemark USA, Inc.,
               9.63% due 08/01/08.................................      178,000
                                                                     ----------
               FOODS - 3.56%
  100,000      Agrilink Foods,
               11.88% due 11/01/08................................       94,500
   50,000      Packaged Ice, Inc., Class B,
               9.75% due 02/01/05.................................       47,250
   50,000      Southern Foods,
               9.88% due 09/01/07.................................       50,625
                                                                     ----------
                                                                        192,375
                                                                     ----------
               FREIGHT - 1.90%
  100,000      Coach USA, Inc.,
               9.38% due 07/01/07.................................      102,500
                                                                     ----------
               HEALTHCARE - 4.03%
   50,000      Hanger Orthopedic Group, Inc.,
               11.25% due 06/15/09................................       50,500
  100,000(/1/) Universal Hospital Services,
               10.25% due 03/01/08................................       74,000
  100,000      Vista Eyecare, Inc.,
               12.75% due 10/15/05................................       93,000
                                                                     ----------
                                                                        217,500
                                                                     ----------
          INFORMATION PROCESSING -
          NETWORKING - 1.74%
  100,000 Condor Systems, Inc.,
          11.88% due 05/01/09.....................................       93,750
                                                                     ----------
          LEISURE TIME - 3.63%
  150,000 Boyd Gaming Corp.,
          9.50% due 07/15/07......................................      147,750
   50,000 Hollywood Park, Inc., Series B,
          9.25% due 02/15/07......................................       48,250
                                                                     ----------
                                                                        196,000
                                                                     ----------
          LODGING - 1.83%
  100,000 Prime Hospitality Corp.,
          9.75% due 04/01/07......................................       99,000
                                                                     ----------

   PAR                                                                  MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          MACHINERY - CONSTRUCTION &
          CONTRACTS - 0.93%
 $ 50,000 National Equipment Services, Inc., Series D,
          10.00% due 11/30/04......................................   $   50,000
                                                                      ----------
          MACHINERY - INDUSTRIAL/SPECIALTY - 1.67%
  100,000 General Binding Corp.,
          9.38% due 06/01/08.......................................       90,000
                                                                      ----------
          MERCHANDISE - DRUG - 0.94%
   50,000 Express Scripts, Inc.,
          9.63% due 06/15/09.......................................       50,500
                                                                      ----------
          MERCHANDISE - SPECIALTY - 3.34%
  150,000 Finlay Enterprises, Inc.,
          8.38% due 05/01/08.......................................      142,500
   50,000 MTS, Inc.,
          9.38% due 05/01/05.......................................       37,500
                                                                      ----------
                                                                         180,000
                                                                      ----------
          METALS - STEEL - 3.30%
  100,000 Metals USA, Inc.,
          8.63% due 02/15/08.......................................       93,000
  100,000 Renco Steel Holdings, Class B,
          10.88% due 02/01/05......................................       85,000
                                                                      ----------
                                                                         178,000
                                                                      ----------
          MISCELLANEOUS - 2.29%
  125,000 Caithness Coso Fund Corp.,
          9.05% due 12/15/09.......................................      123,750
                                                                      ----------
          NATURAL GAS - DIVERSIFIED - 1.89%
  100,000 Leviathan Gas Pipeline Partners, L.P.,
          10.38% due 06/01/09......................................      101,750
                                                                      ----------
          OIL - SERVICE - PRODUCTS - 1.83%
  100,000 Triton Energy Limited,
          8.75% due 04/15/02.......................................       98,612
                                                                      ----------
          OIL/GAS PRODUCERS - 3.59%
          Chesapeake Energy Corp.:
   25,000 10.00% due 05/01/05......................................       23,531
   25,000 9.13% due 04/15/06.......................................       22,875
  100,000 HS Resources, Inc.,
          9.25% due 11/15/06.......................................       97,500
   50,000 Port Arthur Finance Corp.,
          12.50% due 01/15/09......................................       50,000
                                                                      ----------
                                                                         193,906
                                                                      ----------

--------------------------------------------------------------------------------

 August 31, 1999                                                49
            HIGH YIELD BOND FUND - STATEMENT OF NET ASSETS CONTINUED

   PAR                                                                  MARKET
  VALUE                                                                 VALUE
--------------------------------------------------------------------------------
          PAPER/FOREST PRODUCTS - 3.61%
 $200,000 Bear Island, LLC, Class B,
          10.00% due 12/01/07......................................   $  195,000
                                                                      ----------
          POLLUTION CONTROL - 1.36%
   75,000 Marsulex, Inc.,
          9.63% due 07/01/08.......................................       73,500
                                                                      ----------
          PUBLISHING/PRINTING - 0.46%
   25,000 Cadmus Communications Corp.,
          9.75% due 06/01/09.......................................       25,000
                                                                      ----------
          RESTAURANTS - 1.84%
   50,000 Apple South, Inc.,
          9.75% due 06/01/06.......................................       47,500
   50,000 Perkins Family Restaurants, L.P.,
          10.13% due 12/15/07......................................       52,000
                                                                      ----------
                                                                          99,500
                                                                      ----------
          SCHOOLS - 1.74%
  100,000 Kindercare Learning Centers,
          9.50% due 02/15/09.......................................       93,750
                                                                      ----------
          TELECOMMUNICATIONS - 19.95%
   50,000 Amphenol Corp.,
          9.88% due 05/15/07.......................................       50,125
  225,000 Energis, Plc.,
          9.75% due 06/15/09.......................................      228,938
  100,000 Global Crossing,
          9.63% due 05/15/08.......................................      100,000
   50,000 Intermedia Communications, Inc.,
          8.50% due 01/15/08.......................................       44,125
  200,000 Level 3 Communications, Inc.,
          9.13% due 05/01/08.......................................      185,000
  100,000 NEXTLINK Communications, Inc.,
          10.75% due 06/01/09......................................      101,624
  150,000 Orbcomm Global, Class B,
          14.00% due 08/15/04......................................      141,000
  200,000 Telewest, Plc.,
          9.63% due 10/01/06.......................................      202,000
   25,000 Versatel Telecom BV-ADR,
          11.88% due 07/15/09......................................       23,957
                                                                      ----------
                                                                       1,076,769
                                                                      ----------

    PAR                                                                 MARKET
  VALUE                                                                 VALUE
--------------------------------------------------------------------------------
             TOBACCO - 1.57%
 $100,000    Standard Commercial Corp.,
             8.88% due 08/01/05....................................   $   85,000
                                                                      ----------
             TOTAL CORPORATE BONDS
             (Cost $5,308,772).....................................    5,174,014
                                                                      ----------
             CORPORATE SHORT TERM -
             REPURCHASE AGREEMENT - 2.83%
             BANKS - OTHER - 2.83%
  153,000    State Street Bank Repurchase Agreement,
             5.35%, dated 08/31/99, to be repurchased at
             $153,023 on 09/01/99 collateralized by U.S.
             Treasury Note, 4.63%, 11/30/00, with value of
             $160,000 (Cost $153,000)..............................      153,000
                                                                      ----------
             TOTAL CORPORATE SHORT TERM -
             REPURCHASE AGREEMENT
             (Cost $153,000).......................................      153,000
                                                                      ----------
  NUMBER
 OF SHARES
 ---------

             PREFERRED STOCK - 0.83%
             TELECOMMUNICATIONS - 0.83%
       50 *  Dobson Communications Corp. ..........................       45,000
                                                                      ----------
             TOTAL PREFERRED STOCK
             (Cost $45,875)........................................       45,000
                                                                      ----------
             TOTAL INVESTMENTS
             (Cost $5,507,647) - 99.54%............................    5,372,014
             Other assets less liabilities, net - 0.46%............       25,013
                                                                      ----------
             NET ASSETS - 100.00%
             (equivalent to $9.69 per share on 557,079 shares
             outstanding)..........................................   $5,397,027
                                                                      ----------
             *Non-income producing

(/1/) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1999 the aggregate value of these securities was $374,000, representing 6.93% of net assets.


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 557,079 shares outstanding.....................  $    5,571
Additional paid in capital........................................   5,572,053
Accumulated net realized loss on securities.......................     (48,311)
Undistributed net investment income...............................       3,347
Unrealized depreciation of securities.............................    (135,633)
                                                                    ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $5,397,027
                                                                    ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

50                  HIGH YIELD BOND FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999


INVESTMENT INCOME:
Interest.............................................................. $507,267
                                                                       --------
 Total investment income..............................................  507,267
                                                                       --------
EXPENSES:
Advisory fees.........................................................   37,138
Custodian fees........................................................   21,281
Administrative service fee............................................   13,263
Audit fees and tax services...........................................   10,971
Trustees' fees and expenses...........................................    4,224
Accounting services...................................................    1,592
Pricing services......................................................      990
Report to shareholders................................................      975
Miscellaneous.........................................................    2,357
                                                                       --------
 Total expenses.......................................................   92,791
 Expense reimbursement (see Note 3)...................................  (40,246)
                                                                       --------
 Net expenses.........................................................   52,545
                                                                       --------
NET INVESTMENT INCOME.................................................  454,722
                                                                       --------
REALIZED AND UNREALIZED LOSS ON SECURITIES:
 Net realized loss on securities......................................  (48,311)
 Net unrealized depreciation of securities during the year............ (135,633)
                                                                       --------
  Net realized and unrealized loss on securities during the year...... (183,944)
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $270,778
                                                                       --------



STATEMENT OF CHANGES IN NET ASSETS

                                                  For the       For the period
                                                year ended     August 26, 1998
                                              August 31, 1999 to August 31, 1998
                                              ----------------------------------
OPERATIONS:
Net investment income.......................    $  454,722          $    -
Net realized loss on securities.............       (48,311)              -
Net unrealized depreciation of securities
during the year.............................      (135,633)              -
                                              ----------------------------------
 Increase in net assets resulting from
 operations.................................       270,778               -
                                              ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................      (453,039)              -
Net realized gain on securities.............             -               -
                                              ----------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............      (453,039)              -
                                              ----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................     5,137,206           6,667
Proceeds from shares issued for
distributions reinvested....................       453,039               -
                                              ----------------------------------
                                                 5,590,245           6,667
Cost of shares repurchased..................       (17,624)              -
                                              ----------------------------------
 Increase in net assets resulting from
 share transactions.........................     5,572,621           6,667
                                              ----------------------------------
TOTAL INCREASE IN NET ASSETS................     5,390,360           6,667
NET ASSETS:
Beginning of year...........................         6,667               -
                                              ----------------------------------
End of year (including undistributed net
investment income of $3,347 and $0).........    $5,397,027          $6,667
                                              ----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................       513,223             667
Shares issued for distributions reinvested..        44,931               -
Shares repurchased..........................        (1,742)              -
                                              ----------------------------------
 Increase in shares outstanding.............       556,412             667
Shares outstanding:
 Beginning of year..........................           667               -
                                              ----------------------------------
 End of year................................       557,079             667
                                              ----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 August 31, 1999 STRATEGIC BOND FUND - STATEMENT OF NET ASSETS  51

   PAR                                                                  MARKET
  VALUE                                                                 VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 47.01%
               BROADCASTING - 1.91%
 $ 50,000      Cumulus Media, Inc.,
               10.38% due 07/01/08.................................   $   51,625
   50,000      Echostar DBS Corp.,
               9.38% due 02/01/09..................................       49,625
                                                                      ----------
                                                                         101,250
                                                                      ----------
               CHEMICAL - MAJOR - 2.68%
   50,000      Koppers Industries, Inc.,
               9.88% due 12/01/07..................................       46,500
  100,000      Polymer Group, Inc.,
               9.00% due 07/01/07..................................       95,500
                                                                      ----------
                                                                         142,000
                                                                      ----------
               CONSUMER FINANCE - 1.86%
  100,000      AmeriCredit Corp.,
               9.25% due 02/01/04..................................       98,500
                                                                      ----------
               DRUGS - 1.75%
  100,000      ICN Pharmaceuticals, Inc.,
               8.75% due 11/15/08..................................       92,750
                                                                      ----------
               ELECTRONIC INSTRUMENTS - 1.85%
  100,000(/1/) Flextronics International,
               8.75% due 10/15/07..................................       98,000
                                                                      ----------
               ENTERTAINMENT - 1.62%
   50,000      Hollywood Entertainment Corp.,
               10.63% due 08/15/04.................................       48,250
   50,000      MTS, Inc.,
               9.38% due 05/01/05..................................       37,500
                                                                      ----------
                                                                          85,750
                                                                      ----------
               FOODS - 0.89%
   50,000      Agrilink Foods, Inc.,
               11.88% due 11/01/08.................................       47,250
                                                                      ----------
               FREIGHT - 1.94%
  100,000      Coach USA, Inc.,
               9.38% due 07/01/07..................................      102,500
                                                                      ----------
               HOME BUILDERS - 1.82%
               Beazer Homes USA, Inc.:
   75,000       9.00% due 03/01/04.................................       72,939
   25,000       8.88% due 04/01/08.................................       23,281
                                                                      ----------
                                                                          96,220
                                                                      ----------

    PAR                                                                 MARKET
  VALUE                                                                 VALUE
--------------------------------------------------------------------------------
           LEISURE TIME - 1.86%
 $ 100,000 Boyd Gaming Corp.,
           9.50% due 07/15/07......................................   $   98,500
                                                                      ----------
           LODGING - 1.87%
   100,000 Prime Hospitality Corp.,
           9.75% due 04/01/07......................................       99,000
                                                                      ----------
           MACHINERY - CONSTRUCTION & CONTRACTS - 0.88%
    50,000 Calpine Corp.,
           7.75% due 04/15/09......................................       46,625
                                                                      ----------
           MACHINERY - INDUSTRIAL/SPECIALTY - 1.94%
   100,000 Synthetic Industries, Inc.,
           9.25% due 02/15/07......................................      102,750
                                                                      ----------
           MERCHANDISE - DEPARTMENT - 3.53%
   200,000 True Temper Sports, Inc., Series B,
           10.88% due 12/01/08.....................................      187,000
                                                                      ----------
           MERCHANDISE - SPECIALTY - 0.90%
    50,000 Finlay Enterprises, Inc.,
           8.38% due 05/01/08......................................       47,500
                                                                      ----------
           MERCHANDISING - FOOD - 0.80%
    50,000 Disco S.A.,
           9.88% due 05/15/08......................................       42,375
                                                                      ----------
           METALS - STEEL - 3.67%
   100,000 Metals USA, Inc.,
           8.63% due 02/15/08......................................       93,000
   100,000 National Steel Corp., Series D,
           9.88% due 03/01/09......................................      101,250
                                                                      ----------
                                                                         194,250
                                                                      ----------
           RESTAURANTS - 1.94%
    50,000 Perkins Family Restaurants, L.P.,
           10.13% due 12/15/07.....................................       52,000
    50,000 Southern Foods,
           9.88% due 09/01/07......................................       50,625
                                                                      ----------
                                                                         102,625
                                                                      ----------

   PAR                                                                 MARKET
  VALUE                                                                VALUE
-------------------------------------------------------------------------------
               TELECOMMUNICATIONS - 8.66%
 $ 50,000      Amphenol Corp.,
               9.88% due 05/15/07..................................   $   50,125
   50,000      Global Crossing,
               9.63% due 05/15/08..................................       50,000
   50,000      Intermedia Communications, Inc.,
               8.50% due 01/15/08..................................       44,125
  100,000      Intermedia Communications, Inc., Series B,
               9.50% due 03/01/09..................................       93,750
  100,000      National Communications Corp., Series B,
               11.50% due 10/01/08.................................      106,250
  200,000(/1/) Telecorp, Pcs., Inc.,
               Zero coupon due 04/15/09............................      115,000
                                                                      ----------
                                                                         459,250
                                                                      ----------
               UTILITIES - COMMUNICATION - 3.63%
  200,000(/1/) Southwestern Bell Telephone,
               6.55% due 10/07/08..................................      192,138
                                                                      ----------
               UTILITIES - MISCELLANEOUS - 1.01%
   60,000      ESI Tractebel Acq Corp.,
               7.99% due 12/30/11..................................       53,387
                                                                      ----------
               TOTAL CORPORATE BONDS
               (Cost $2,531,654)...................................    2,489,620
                                                                      ----------
               UNITED STATES GOVERNMENT -
               LONG TERM - 23.35%
               GOVERNMENT SPONSORED - 23.35%
               Federal Home Loan Mortgage Corp.:
  199,854       7.00% due 06/01/29.................................      194,232
  399,007       6.50% due 07/01/29.................................      377,807
               Federal National Mortgage Association:
  388,830       5.50% due 01/01/29.................................      345,813
  358,251       5.50% due 05/01/29.................................      318,618
                                                                      ----------
                                                                       1,236,470
                                                                      ----------
               TOTAL UNITED STATES GOVERNMENT -
               LONG TERM
               (Cost $1,283,902)...................................    1,236,470
                                                                      ----------

--------------------------------------------------------------------------------

 52                                                August 31, 1999
                 STRATEGIC BOND FUND - STATEMENT OF NET ASSETS

                                                                    MARKET
 PAR VALUE                                                          VALUE
-----------------------------------------------------------------------------
              CORPORATE BONDS -
              FOREIGN - 4.73%
              FINANCIAL SERVICES - 0.97%
 $   50,000   Tembec Finance Corp.,
              9.88% due 09/30/05..............................   $   51,625
                                                                 ----------
              TELECOMMUNICATIONS -
              3.76%
    200,000   Cable & Wireless
              Communications, Plc.,
              6.38% due 03/06/03..............................      199,258
                                                                 ----------
              TOTAL CORPORATE BONDS -
              FOREIGN
              (Cost $253,133).................................      250,883
                                                                 ----------
              GOVERNMENT BONDS -
              FOREIGN - 19.35%
    119,528   Brazil - C Bond,
              8.00% due 04/15/14..............................       71,047
    350,000   Canada,
              5.25% due 09/01/03..............................      230,245
    128,000   Export-Import Bank of
              Korea,
              6.38% due 02/15/06..............................      115,264
 50,000,000   Hellenic Republic,
              8.80% due 06/19/07..............................      183,042
    186,000   Republic of Argentina,
              5.94% due 03/31/05..............................      157,923
    100,000   Republic of Poland,
              5.00% due 10/27/14..............................       87,580
    250,000   United Mexico States
              Series W-B,
              6.25% due 12/31/19..............................      179,483
                                                                 ----------
              TOTAL GOVERNMENT BONDS -
              FOREIGN
              (Cost $992,209).................................    1,024,584
                                                                 ----------
  NUMBER      PREFERRED STOCK - 0.94%
OF SHARES     TELECOMMUNICATIONS -
              0.94%
        500 * Global Crossing.................................       50,000
                                                                 ----------
              TOTAL PREFERRED STOCK
              (Cost $50,000)..................................       50,000
                                                                 ----------

    PAR                                                             MARKET
  VALUE                                                             VALUE
-----------------------------------------------------------------------------
           CORPORATE SHORT TERM - REPURCHASE AGREEMENT - 3.55%
           BANKS - OTHER - 3.55%
 $ 188,000 State Street Bank Repurchase Agreement, 5.35%,
           dated 08/31/99, to be repurchased at $188,028 on
           09/01/99, collateralized by U.S. Treasury Note,
           4.63%, 11/30/00, with value of $195,000 (Cost
           $188,000)..........................................   $  188,000
                                                                 ----------
           TOTAL CORPORATE SHORT TERM - REPURCHASE AGREEMENT
           (Cost $188,000)....................................      188,000
                                                                 ----------
           TOTAL INVESTMENTS
           (Cost $5,298,898) - 98.93%.........................    5,239,557
           Other assets less liabilities, net - 1.07%.........       56,673
                                                                 ----------
           NET ASSETS - 100.00%
           (equivalent to $9.86 per share on
           536,901 shares outstanding)........................   $5,296,230
                                                                 ----------

    * Non-income producing

(/1/) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1999 the aggregate value of these securities was $307,138, representing 5.80% of net assets.

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 536,901 shares outstanding.......  $    5,369
Additional paid in capital....................................   5,366,904
Accumulated net realized loss on securities...................     (39,633)
Undistributed net investment income...........................      22,931
Unrealized appreciation (depreciation) of:
  Investments........................................ $(63,749)
  Foreign currency translation.......................    4,408    (59,341)
                                                      --------  ----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING...................  $5,296,230
                                                                ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                   STRATEGIC BOND FUND - FINANCIAL STATEMENTS   53

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999

INVESTMENT INCOME:
Dividends........................................................  $  2,610
Interest.........................................................   400,635
                                                                   --------
 Total investment income.........................................   403,245
                                                                   --------
EXPENSES:
Advisory fees....................................................    31,455
Custodian fees...................................................    21,060
Administrative service fee.......................................    13,107
Audit fees and tax services......................................    10,865
Trustees' fees and expenses......................................     4,188
Accounting services..............................................     1,573
Pricing services.................................................       980
Report to shareholders...........................................       959
Miscellaneous....................................................     2,353
                                                                   --------
 Total expenses..................................................    86,540
 Expense reimbursement (see Note 3)..............................   (39,896)
                                                                   --------
 Net expenses....................................................    46,644
                                                                   --------
NET INVESTMENT INCOME............................................   356,601
                                                                   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized loss on:
  Investments........................................... $(27,238)
  Foreign currency transaction..........................   (1,331)  (28,569)
                                                         --------
Net unrealized appreciation (depreciation) during the year:
  Investments...........................................  (63,749)
  Foreign currency translation..........................    4,408   (59,341)
                                                         --------  --------
 Net realized and unrealized loss on securities during the year..   (87,910)
                                                                   --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................  $268,691
                                                                   --------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the       For the period
                                              year ended     August 26, 1998
                                            August 31, 1999 to August 31, 1998
                                            ----------------------------------
OPERATIONS:
Net investment income......................   $  356,601          $    -
Net realized loss on securities............      (28,569)              -
Net unrealized depreciation of securities
during the year............................      (59,341)              -
                                            ----------------------------------
 Increase in net assets resulting from
 operations................................      268,691               -
                                            ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................     (335,000)              -
Net realized gain on securities............      (11,064)              -
                                            ----------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders...........................     (346,064)              -
                                            ----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold..................    5,021,496           6,667
Proceeds from shares issued for
distributions reinvested...................      346,064               -
                                            ----------------------------------
                                               5,367,560           6,667
Cost of shares repurchased.................         (624)              -
                                            ----------------------------------
 Increase in net assets resulting from
 share transactions........................    5,366,936           6,667
                                            ----------------------------------
TOTAL INCREASE IN NET ASSETS...............    5,289,563           6,667
                                            ----------------------------------
NET ASSETS:
Beginning of year..........................        6,667               -
                                            ----------------------------------
End of year (including undistributed net
investment income of $22,931 and $0).......   $5,296,230          $6,667
                                            ----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold................................      502,059             667
Shares issued for distributions
reinvested.................................       34,237               -
Shares repurchased.........................          (62)              -
                                            ----------------------------------
 Increase in shares outstanding............      536,234             667
Shares outstanding:
 Beginning of year.........................          667               -
                                            ----------------------------------
 End of year...............................      536,901             667
                                            ----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 54                                                August 31, 1999
                  DOMESTIC BOND FUND - STATEMENT OF NET ASSETS

   PAR                                                                 MARKET
  VALUE                                                                VALUE
--------------------------------------------------------------------------------
          CORPORATE BONDS - 26.30%
          AIRLINES - 4.61%
 $249,237 Airplanes Pass-Thru Trust,
          8.15% due 03/15/11......................................   $  235,860
  149,980 Continental Airlines,
          7.08% due 11/01/04......................................      144,303
                                                                     ----------
                                                                        380,163
                                                                     ----------
          BROADCASTING - 1.42%
  150,000 Fox/Liberty Networks, LLC.,
          9.75% due 08/15/07......................................      117,000
                                                                     ----------
          DRUGS - 1.56%
  150,000 McKesson Corp.,
          6.40% due 03/01/08......................................      128,897
                                                                     ----------
          ELECTRICAL EQUIPMENT - 1.80%
  150,000 Philips Electronics, NV.,
          7.20% due 06/01/26......................................      148,485
                                                                     ----------
          FINANCE COMPANIES - 6.73%
  139,959 Commercial Mortgage Acceptance,
          5.80% due 03/15/06......................................      134,863
  135,128 DLJ Commercial Mortgage Corp.,
          6.14% due 10/15/06......................................      129,786
  150,000 Green Tree Financial Corp., Series A-7,
          7.14% due 01/15/29......................................      148,734
  150,000 Sears Credit Account Master Trust,
          5.25% due 10/16/08......................................      142,077
                                                                     ----------
                                                                        555,460
                                                                     ----------
          FINANCIAL SERVICES - 3.44%
  150,000 Charter Communications Holdings, LLC,
          8.25% due 04/01/07......................................      144,375
  150,000 Household Finance Corp.,
          6.40% due 06/17/08......................................      139,856
                                                                     ----------
                                                                        284,231
                                                                     ----------
          FOODS - 1.76%
  150,000 Nabisco, Inc.,
          7.55% due 06/15/15......................................      145,410
                                                                     ----------
          HEALTHCARE - 0.55%
  150,000 Integrated Health Services,
          9.25% due 01/15/08......................................       45,000
                                                                     ----------


    PAR                                                                MARKET
   VALUE                                                               VALUE
-------------------------------------------------------------------------------
                 TELECOMMUNICATIONS - 2.66%
 $  250,000      Crown Castle International Corp.,
                 10.38% due 05/15/11..............................   $  137,175
    150,000(/1/) Spectrasite Holdings, Inc.,
                 12.00% due 07/15/08..............................       82,500
                                                                     ----------
                                                                        219,675
                                                                     ----------
                 UTILITIES - COMMUNICATION - 1.77%
    150,000      GTE Corp.,
                 7.90% due 02/01/27...............................      146,133
                                                                     ----------
                 TOTAL CORPORATE BONDS
                 (Cost $2,424,274)................................    2,170,454
                                                                     ----------
                 UNITED STATES GOVERNMENT -
                 LONG TERM - 66.10%
                 FEDERAL AGENCIES - 17.73%
    400,000      Federal Home Loan Bank,
                 5.13% due 09/15/03...............................      380,936
                 Government National Mortgage Association:
    631,739      7.00% due 09/15/28...............................      612,193
    498,459      6.50% due 06/15/29...............................      470,107
                                                                     ----------
                                                                      1,463,236
                                                                     ----------
                 GOVERNMENT SPONSORED - 21.75%
                 Federal National Mortgage Association:
    993,732      6.50% due 04/01/29...............................      940,627
    750,000      6.00% due 05/15/08...............................      707,228
    150,000(/1/) Government Lease Trust, Series A2,
                 6.18% due 05/18/05...............................      146,850
                                                                     ----------
                                                                      1,794,705
                                                                     ----------
                 UNITED STATES NOTES - 26.62%
                 United States Treasury Notes:
    650,000      6.88% due 05/15/06...............................      675,292
  1,500,000      6.38% due 08/15/02...............................    1,520,865
                                                                     ----------
                                                                      2,196,157
                                                                     ----------
                 TOTAL UNITED STATES GOVERNMENT -
                 LONG TERM
                 (Cost $5,613,617)................................    5,454,098
                                                                     ----------

   PAR                                                                 MARKET
  VALUE                                                                VALUE
-------------------------------------------------------------------------------
          CORPORATE - SHORT TERM -
          REPURCHASE AGREEMENT - 7.17%
          BANKS - OTHER - 7.17%
 $592,000 State Street Bank Repurchase Agreement, 5.35%, dated
          08/31/99, to be repurchased at $592,088 on 09/01/99,
          collateralized by U.S. Treasury Note, 4.63%, 11/30/00,
          with a value of $605,000 (Cost $592,000) ...............   $  592,000
                                                                     ----------
          TOTAL CORPORATE - SHORT TERM -
          REPURCHASE AGREEMENT
          (Cost $592,000).........................................      592,000
                                                                     ----------
          TOTAL INVESTMENTS
          (Cost $8,629,891) - 99.57%..............................    8,216,552
          Other assets less liabilities, net - 0.43%..............       35,251
                                                                     ----------
          NET ASSETS - 100.00%
          (equivalent to $9.43 per share on 874,840 shares
          outstanding)............................................   $8,251,803
                                                                     ----------

(/1/) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1999 the aggregate value of these securities was $229,350, representing 2.78% of net assets.

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 874,840 shares outstanding.....................  $    8,748
Additional paid in capital........................................   8,699,443
Undistributed net realized loss on securities.....................     (46,310)
Undistributed net investment income...............................       3,261
Unrealized depreciation of securities.............................    (413,339)
                                                                    ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $8,251,803
                                                                    ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                   DOMESTIC BOND FUND - FINANCIAL STATEMENTS    55

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999


INVESTMENT INCOME:
Interest............................................................. $ 404,398
                                                                      ---------
 Total investment income.............................................   404,398
                                                                      ---------
EXPENSES:
Advisory fees........................................................    38,602
Custodian fees.......................................................    24,777
Administrative service fee...........................................    16,084
Audit fees and tax services..........................................    12,965
Trustees' fees and expenses..........................................     4,649
Accounting services..................................................     1,930
Pricing services.....................................................     1,164
Report to shareholders...............................................     1,153
Miscellaneous........................................................     2,659
                                                                      ---------
 Total expenses......................................................   103,983
 Expense reimbursement (see Note 3)..................................   (53,837)
                                                                      ---------
 Net expenses........................................................    50,146
                                                                      ---------
NET INVESTMENT INCOME................................................   354,252
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on investments.....................................    17,325
Net unrealized depreciation of investments during the year...........  (413,339)
                                                                      ---------
 Net realized and unrealized loss on securities during the year......  (396,014)
                                                                      ---------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..................... $ (41,762)
                                                                      ---------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the        For the period
                                              year  ended    August 26, 1998
                                            August 31, 1999 to August 31, 1998
                                            ----------------------------------
OPERATIONS:
Net investment income......................   $  354,252          $    -
Net realized gain on securities............       17,325               -
Net unrealized depreciation of securities
during the year............................     (413,339)              -
                                            ----------------------------------
 Decrease in net assets resulting from
 operations................................      (41,762)              -
                                            ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................     (352,037)              -
Net realized gain on securities............      (63,635)              -
                                            ----------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders...........................     (415,672)              -
                                            ----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold..................   10,859,615           1,667
Proceeds from shares issued for
distributions reinvested...................      415,672               -
                                            ----------------------------------
                                              11,275,287           1,667
Cost of shares repurchased.................   (2,567,717)              -
                                            ----------------------------------
 Increase in net assets resulting from
 share transactions........................    8,707,570           1,667
                                            ----------------------------------
TOTAL INCREASE IN NET ASSETS...............    8,250,136           1,667
NET ASSETS:
Beginning of year..........................        1,667               -
                                            ----------------------------------
End of year (including undistributed net
investment income of $3,261 and $0)........   $8,251,803          $1,667
                                            ----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold................................    1,097,349             167
Shares issued for distributions
reinvested.................................       42,275               -
Shares repurchased.........................     (264,951)              -
                                            ----------------------------------
 Increase in shares outstanding............      874,673             167
Shares outstanding:
 Beginning of year.........................          167               -
                                            ----------------------------------
 End of year...............................      874,840             167
                                            ----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 56                                                August 31, 1999
                    CORE BOND FUND - STATEMENT OF NET ASSETS

   PAR                                                                  MARKET
  VALUE                                                                 VALUE
--------------------------------------------------------------------------------
          CORPORATE BONDS - 62.14%

          BANKS - OTHER - 2.17%
          BankAmerica Corp.:
 $ 50,000 6.63% due 06/15/04.......................................   $   49,094
   70,000 5.88% due 02/15/09.......................................       62,103
                                                                      ----------
                                                                         111,197
                                                                      ----------
          BANKS - REGIONAL - 2.17%
   75,000 First Union National Bank,
          5.80% due 12/01/08.......................................       66,719
   50,000 Wachovia Corp.,
          5.63% due 12/15/08.......................................       44,527
                                                                      ----------
                                                                         111,246
                                                                      ----------
          BROADCASTING - 0.99%
   50,000 Cox Communications, Inc.,
          7.88% due 08/15/09.......................................       50,536
                                                                      ----------
          CONTAINERS - METAL/GLASS - 1.70%
   90,000 Owens Corning,
          7.70% due 05/01/08.......................................       86,788
                                                                      ----------
          ELECTRICAL EQUIPMENT - 1.58%
   90,000 National Service Industry, Inc.,
          6.00% due 02/01/09.......................................       80,750
                                                                      ----------
          FINANCE COMPANIES - 9.60%
   60,000 AT&T Capital Corp.,
          6.88% due 01/16/01.......................................       59,983
   60,000 Capital One Bank,
          6.48% due 06/28/02.......................................       58,915
   65,000 Caterpillar Financial Services Corp.,
          6.88% due 08/01/04.......................................       64,401
   75,000 Ford Motor Credit Co.,
          6.70% due 07/16/04.......................................       73,799
   75,000 General Motors Acceptance Corp.,
          6.85% due 06/17/04.......................................       74,345
          Newcourt Credit Group, Inc.:
   80,000  7.13% due 12/17/03......................................       78,514
   85,000  6.88% due 02/16/05......................................       81,907
                                                                      ----------
                                                                         491,864
                                                                      ----------
          FINANCIAL SERVICES - 6.56%
   75,000 Countrywide Home,
          6.25% due 04/15/09.......................................       67,940
   50,000 Doral Financial Corp.,
          8.50% due 07/08/04.......................................       49,683
          Household Finance Corp.:
   75,000  6.00% due 05/01/04......................................       71,477
   50,000  5.88% due 09/25/04......................................       47,159

   PAR                                                                MARKET
  VALUE                                                                VALUE
-------------------------------------------------------------------------------
               FINANCIAL SERVICES - Continued
 $100,000      TransAmerica Finance Corp.,
               7.25% due 08/15/02................................   $    99,659
                                                                    -----------
                                                                        335,918
                                                                    -----------
               HEAVY DUTY TRUCKS/PARTS - 1.63%
   95,000      Dana Corp.,
                7.00% due 03/01/29...............................        83,658
                                                                    -----------
               INSURANCE - MULTILINE - 1.87%
               Fairfax Financial Holdings, Ltd.:
   45,000       8.25% due 10/01/15...............................        43,145
   55,000       7.38% due 03/15/06...............................        52,427
                                                                    -----------
                                                                         95,572
                                                                    -----------
               MACHINERY - AGRICULTURE - 1.91%
  100,000      Deere & Co.,
               6.55% due 07/15/04................................        97,807
                                                                    -----------
               MERCHANDISE - DRUG - 1.32%
   75,000      Rite Aid Corp.,
               6.00% due 12/15/05................................        67,553
                                                                    -----------
               MERCHANDISE - MASS - 0.48%
   25,000      Fred Meyer, Inc.,
               7.45% due 03/01/08................................        24,712
                                                                    -----------
               MISCELLANEOUS - 1.56%
   80,000(/1/) Tyco International Group S.A.,
               6.88% due 09/05/02................................        79,718
                                                                    -----------
               NATURAL GAS - DIVERSIFIED - 2.39%
   50,000      PanEnergy Corp.,
               7.38% due 09/15/03................................        51,110
   75,000      Valero Energy Corp.,
               7.38% due 03/15/06................................        71,213
                                                                    -----------
                                                                        122,323
                                                                    -----------
               OIL - INTEGRATED DOMESTIC - 0.55%
   30,000      USX-Marathon Group,
               6.65% due 02/01/06................................        28,005
                                                                    -----------
               OIL - SERVICE PRODUCTS - 0.98%
   55,000      Halliburton Co.,
               5.63% due 12/01/08................................        50,098
                                                                    -----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE
--------------------------------------------------------------------------------
          PAPER/FOREST PRODUCTS - 1.09%
 $ 60,000 Temple-Inland, Inc., Series F,
          6.75% due 03/01/09......................................   $    55,886
                                                                     -----------
          PUBLISHING - NEWS - 0.96%
   50,000 United News & Media, Plc.,
          7.75% due 07/01/09......................................        48,993
                                                                     -----------
          SECURITIES RELATED - 2.58%
          Merrill Lynch & Co., Inc.:
   55,000 8.00% due 06/01/07......................................        57,086
   25,000 7.20% due 10/15/12......................................        25,200
   55,000 6.00% due 02/17/09......................................        49,526
                                                                     -----------
                                                                         131,812
                                                                     -----------
          TELECOMMUNICATIONS - 10.05%
  120,000 Bell Atlantic Pennsylvania,
          6.00% due 12/01/28......................................        97,307
  100,000 Cable & Wire Optus, Ltd.,
          8.13% due 06/15/09......................................       100,914
   50,000 Cable & Wireless Communication,
          6.75% due 12/01/08......................................        50,905
   60,000 MetroNet Communications Corp.,
          Zero coupon due 06/15/08................................        45,923
   30,000 Northwestern Bell Telephone,
          7.75% due 05/01/30......................................        29,897
          Sprint Capital Corp.:
   55,000  6.90% due 05/01/19.....................................        50,505
  125,000  6.13% due 11/15/08.....................................       114,213
   25,000 US West Cap Funding, Inc.,
          6.88% due 08/15/01......................................        24,909
                                                                     -----------
                                                                         514,573
                                                                     -----------
          UTILITIES - COMMUNICATION - 1.69%
  100,000 Bellsouth Telecommunications,
          6.38% due 06/01/28......................................        86,512
                                                                     -----------
          UTILITIES - ELECTRIC - 4.36%
   60,000 Arizona Public Service,
          5.88% due 02/15/04......................................        56,990
   45,000 Cinergy Corp.,
          6.13% due 04/15/04......................................        42,992
          National Rual Utilities:
   55,000  6.20% due 02/01/08.....................................        51,816
   25,000  5.70% due 01/15/10.....................................        22,283

--------------------------------------------------------------------------------

 August 31, 1999                                                57
               CORE BOND FUND - STATEMENT OF NET ASSETS CONTINUED

      PAR                                                             MARKET
     VALUE                                                            VALUE
--------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - Continued
   $ 55,000    Pennsylvania Electric Co., Series C,
               6.63% due 04/01/19................................   $   49,208
                                                                    ----------
                                                                       223,289
                                                                    ----------
               UTILITIES - GAS, PIPELINE - 3.95%
     55,000    Enron Corp.,
               6.75% due 09/01/04................................       53,813
     50,000    ONEOK, Inc.,
               7.75% due 08/15/06................................       49,814
     55,000    Peco Energy Transition Trust,
               6.13% due 03/01/09................................       51,132
     50,000    Williams Companies, Inc.,
               7.63% due 07/15/19................................       47,327
                                                                    ----------
                                                                       202,086
                                                                    ----------
               TOTAL CORPORATE BONDS
               (Cost $3,294,166).................................    3,180,896
                                                                    ----------
               UNITED STATES GOVERNMENT -
               LONG TERM - 35.82%
               FEDERAL AGENCIES - 4.80%
               Federal Home Loan Bank:
     55,000    5.81% due 03/23/09................................       50,514
     75,000    5.32% due 12/23/08................................       66,575
               Government National Mortgage Association:
    103,690    6.50% due 12/15/28................................       97,792
     32,464    6.50% due 01/15/29................................       30,618
                                                                    ----------
                                                                       245,499
                                                                    ----------

               GOVERNMENT SPONSORED - 31.02%
     85,000    Federal Farm Credit Bank,
               6.75% due 07/07/09................................       83,353
               Federal Home Loan Mortgage Corp.:
     23,215    8.50% due 11/01/26................................       23,947
     51,190    7.50% due 05/01/24................................       51,046
     40,790    7.00% due 03/01/12................................       40,459
     95,366    7.00% due 04/01/14................................       94,590
     99,912    7.00% due 07/01/29................................       97,102
    200,000    7.00% due 09/01/29................................      194,376
     50,000    6.25% due 07/15/04................................       49,266
     75,000    6.22% due 03/18/08................................       70,863
    100,010    6.00% due 08/01/14................................       95,260
    154,710    6.00% due 06/01/29................................      142,429


     PAR                                                              MARKET
    VALUE                                                             VALUE
-------------------------------------------------------------------------------
             GOVERNMENT SPONSORED - Continued
             Federal National Mortgage Association:
  $257,349   7.50% due 12/01/28..................................   $  255,579
    55,000   6.76% due 07/16/07..................................       53,711
    75,000   6.65% due 11/07/07..................................       72,844
    65,000   6.37% due 01/30/08..................................       62,278
    35,000   6.30% due 12/20/04..................................       34,152
    55,000   6.28% due 02/12/08..................................       52,439
   124,259   6.00% due 01/01/29..................................      114,279
                                                                    ----------
                                                                     1,587,973
                                                                    ----------
             TOTAL UNITED STATES GOVERNMENT -
             LONG TERM
             (Cost $1,904,238)...................................    1,833,472
                                                                    ----------
             CORPORATE SHORT TERM -
             REPURCHASE AGREEMENT - 6.82%
             BANKS - OTHER - 6.82%
   349,000   State Street Bank Repurchase Agreement, 5.35% dated
             08/31/99, to be repurchased at $349,052 on 09/01/99,
             collateralized by U.S. Treasury Note, 4.63%,
             11/30/00, with a value of $360,000 (Cost $349,000)..      349,000
                                                                    ----------
             TOTAL CORPORATE SHORT TERM -
             REPURCHASE AGREEMENT
             (Cost $349,000).....................................      349,000
                                                                    ----------
             TOTAL INVESTMENTS
             (Cost $5,547,404) - 104.78%.........................    5,363,368
             Other assets less liabilities, net - (4.78%)........     (244,796)
                                                                    ----------
             NET ASSETS - 100.00%
             (equivalent to $9.58 per share on
             534,568 shares outstanding).........................   $5,118,572
                                                                    ----------

(/1/) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1999, the aggregate value of these securities was $79,718, representing 1.56% of net assets.



-------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 534,568 shares outstanding.....................  $    5,346
Additional paid in capital........................................   5,335,897
Accumulated net realized loss on securities.......................     (40,687)
Undistributed net investment income...............................       2,052
Unrealized depreciation of securities.............................   (184,036)
                                                                    ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $5,118,572
                                                                    ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 58                  CORE BOND FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999

INVESTMENT INCOME:
Interest............................................................. $ 301,846
                                                                      ---------
 Total investment income.............................................   301,846
                                                                      ---------
EXPENSES:
Advisory fees........................................................    25,633
Custodian fees.......................................................    20,586
Administrative service fee...........................................    12,817
Audit fees and tax services..........................................    10,638
Trustees' fees and expenses..........................................     4,097
Accounting services..................................................     1,538
Pricing services.....................................................       959
Report to shareholders...............................................       931
Miscellaneous........................................................     2,328
                                                                      ---------
 Total expenses......................................................    79,527
 Expense reimbursement (see Note 3)..................................   (38,494)
                                                                      ---------
 Net expenses........................................................    41,033
                                                                      ---------
NET INVESTMENT INCOME................................................   260,813
                                                                      ---------
REALIZED AND UNREALIZED LOSS ON SECURITIES:
Net realized loss on securities......................................   (24,396)
Net unrealized depreciation of securities during the year............  (184,036)
                                                                      ---------
 Net realized and unrealized loss on securities during the year......  (208,432)
                                                                      ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................... $  52,381
                                                                      ---------

STATEMENT OF CHANGES IN NET ASSETS

                                                  For the       For the period
                                                year ended     August 26, 1998
                                              August 31, 1999 to August 31, 1998
                                              ----------------------------------
OPERATIONS:
Net investment income.......................    $  260,813          $    -
Net realized loss on securities.............       (24,396)              -
Net unrealized depreciation of securities
during the year.............................      (184,036)              -
                                              ----------------------------------
 Increase in net assets resulting from
 operations.................................        52,381               -
                                              ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................      (259,674)              -
Net realized gain on securities.............       (16,291)              -
                                              ----------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders............................      (275,965)              -
                                              ----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................     5,060,442           6,667
Proceeds from shares issued for
distributions reinvested....................       275,965               -
                                              ----------------------------------
                                                 5,336,407           6,667
Cost of shares repurchased..................          (918)              -
                                              ----------------------------------
 Increase in net assets resulting from
 share transactions.........................     5,335,489           6,667
                                              ----------------------------------
TOTAL INCREASE IN NET ASSETS ...............     5,111,905           6,667
NET ASSETS:
Beginning of year...........................         6,667               -
                                              ----------------------------------
End of year (including undistributed net
investment income of $2,052 and $0).........    $5,118,572          $6,667
                                              ----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................       506,020             667
Shares issued for distributions reinvested..        27,974               -
Shares repurchased..........................           (93)              -
                                              ----------------------------------
 Increase in shares outstanding.............       533,901             667
Shares outstanding:
 Beginning of year..........................           667               -
                                              ----------------------------------
 End of year................................       534,568             667
                                              ----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 August 31, 1999  MONEY MARKET FUND - STATEMENT OF NET ASSETS   59

   PAR                                                                  MARKET
  VALUE                                                                 VALUE
--------------------------------------------------------------------------------
          COMMERCIAL PAPER - 100.51%
          BEVERAGE - SOFT DRINKS - 3.54%

 $120,000 Coca-Cola Co.,
          5.13% due 11/10/99.......................................  $  118,797
  233,000 Coca-Cola Co.,
          5.55% due 01/20/00.......................................     227,926
                                                                     ----------
                                                                        346,723
                                                                     ----------

          CHEMICAL - MAJOR - 5.11%

  350,000 E.I. Du Pont de Nemours & Co.,
          4.89% due 09/09/99.......................................     349,615
  151,000 PPG Industries, Inc.,
          5.15% due 09/13/99.......................................     150,740
                                                                     ----------
                                                                        500,355
                                                                     ----------

          CONGLOMERATES - 3.97%

  391,000 Fortune Brands,
          5.26% due 10/21/99.......................................     388,137
                                                                     ----------

          CONSUMER FINANCE - 6.37%

          Associates Corp. North America:
  100,000 5.68% due 01/10/00.......................................      97,932
  165,000 5.62% due 01/10/00.......................................     161,614
  200,000 Sears Roebuck Acceptance Corp.,
          4.90% due 09/30/99.......................................     199,201
  165,000 Sears Roebuck Acceptance Corp.,
          4.90% due 09/13/99.......................................     164,727
                                                                     ----------
                                                                        623,474
                                                                     ----------

          DRUGS - 2.10%

  206,000 Schering Corp.,
          5.06% due 09/28/99.......................................     205,212
                                                                     ----------

          ENTERTAINMENT - 3.18%

  180,000 Mattel, Inc.,
          5.33% due 12/01/99.......................................     177,561
  135,000 Walt Disney Co.,
          4.78% due 11/09/99.......................................     133,744
                                                                     ----------
                                                                        311,305
                                                                     ----------

          FINANCE COMPANIES - 20.16%

  123,000 Caterpillar Financial Services,
          5.18% due 09/20/99.......................................     122,663
  195,000 Ciesco, L.P.,
          5.18% due 09/13/99 ......................................     194,662


   PAR                                                                   MARKET
  VALUE                                                                  VALUE
--------------------------------------------------------------------------------
          FINANCE COMPANIES -
          Continued

 $366,000 CIT Group Holdings, Inc.,
          5.14% due 09/03/99.......................................  $  365,895
  150,000 Ford Motor Credit Co.,
          4.89% due 09/20/99.......................................     149,609
  192,000 Ford Motor Credit Co.,
          5.23% due 12/15/99.......................................     189,059
  170,000 General Electric Capital Corp.,
          4.87% due 09/02/99.......................................     169,977
  118,000 General Electric Capital Corp.,
          5.69% due 02/07/00.......................................     115,028
  100,000 General Electric Capital Services, Inc.,
          5.14% due 10/07/99.......................................      99,482
  250,000 General Motors Acceptance Corp.,
          4.80% due 09/01/99.......................................     250,000
  318,000 International Lease Finance Corp.,
          5.22% due 11/09/99.......................................     314,809
                                                                     ----------
                                                                      1,971,184
                                                                     ----------

          FINANCIAL SERVICES - 2.61%

  258,000 Household Finance Corp.,
          5.10% due 11/02/99.......................................     255,718
                                                                     ----------
          FOODS - 7.68%

  389,000 Archer Daniels Midland Co.,
          5.28% due 11/16/99.......................................     384,658
  369,000 Kellogg Co.,
          5.23% due 10/08/99.......................................     367,015
                                                                     ----------
                                                                        751,673
                                                                     ----------

          GOVERNMENT SPONSORED - 4.18%

  409,000 Province of British Columbia,
          4.75% due 09/07/99.......................................     408,671
                                                                     ----------

          HEALTHCARE - 3.49%

  350,000 Baxter International, Inc.,
          5.75% due 01/24/00.......................................     341,850
                                                                     ----------

          INSURANCE - LIFE - 3.89%

  390,000 Jefferson-Pilot Corp.,
          5.70% due 02/02/00.......................................     380,459
                                                                     ----------

          INSURANCE - MULTILINE - 7.97%

  390,000 Aon Corp.,
          5.20% due 09/07/99.......................................     389,661
  391,000 Marsh & McLennan Companies, Inc.,
          5.18% due 09/13/99.......................................     390,323
                                                                     ----------
                                                                        779,984
                                                                     ----------

   PAR                                                                  MARKET
  VALUE                                                                 VALUE
-------------------------------------------------------------------------------
          MACHINERY - INDUSTRIAL/SPECIALTY - 7.76%

 $375,000 Cooper Industries, Inc.,
          5.60% due 09/01/99.......................................  $  375,000
  385,000 Dover Corp.,
          5.13% due 09/08/99.......................................     384,614
                                                                     ----------
                                                                        759,614
                                                                     ----------

          MERCHANDISING - MASS - 3.98%

  390,000 Wal-Mart Stores, Inc.,
          5.05% due 09/07/99.......................................     389,671
                                                                     ----------

          PHOTOGRAPHY - 3.63%

  356,000 Eastman Kodak Co.,
          5.12% due 09/24/99.......................................     354,831
                                                                     ----------

          PUBLISHING/PRINTING - 4.00%

  392,000 R.R. Donnelley and Sons Co.,
          5.26% due 09/14/99.......................................     391,255
                                                                     ----------

          SECURITIES RELATED - 3.57%

  350,000 Merrill Lynch & Co., Inc.,
          5.08% due 09/21/99.......................................     349,006
                                                                     ----------

          UTILITIES - ELECTRIC - 3.32%

  328,000 Southern California Edison Co.,
          5.15% due 11/08/99.......................................     324,796
                                                                     ----------

          TOTAL COMMERCIAL PAPER
          (Cost $9,833,918)........................................   9,833,918
                                                                     ----------

          TOTAL INVESTMENT
          (Cost $9,833,918) - 100.51%..............................   9,833,918

          Other assets less liabilities, net - (0.51)%.............     (49,451)
                                                                     ----------
          NET ASSETS - 100.00%
          (equivalent to $1.00 per share on 9,784,467
          shares outstanding)......................................   $9,784,467
                                                                      ==========

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 9,784,467 shares outstanding..................... $   97,845
Additional paid in capital..........................................  9,686,622
                                                                     ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................... $9,784,467
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 60                 MONEY MARKET FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999

INVESTMENT INCOME:
Interest.............................................................. $354,769
                                                                       --------
 Total investment income..............................................  354,769
                                                                       --------
EXPENSES:
Custodian fees........................................................   27,426
Administrative service fee............................................   17,307
Advisory fees.........................................................   17,307
Audit fees and tax services...........................................   13,748
Trustees' fees and expenses...........................................    4,893
Accounting services...................................................    2,077
Pricing services......................................................    1,255
Report to shareholders................................................    1,212
Miscellaneous.........................................................    2,836
                                                                       --------
 Total expenses.......................................................   88,061
 Expense reimbursement................................................  (49,332)
                                                                       --------
 Net expense..........................................................   38,729
                                                                       --------
NET INVESTMENT INCOME.................................................  316,040
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $316,040
                                                                       --------


STATEMENT OF CHANGES IN NET ASSETS

                                                For the       For the period
                                              year ended     August 26, 1998
                                            August 31, 1999 to August 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income......................   $   316,040         $    -
                                           -----------------------------------
 Increase in net assets resulting from
 operations................................       316,040              -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................      (316,041)             -
                                           -----------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders...........................      (316,041)             -
                                           -----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold..................    10,673,613          6,667
Proceeds from shares issued for
distributions reinvested...................       316,041              -
                                           -----------------------------------
                                               10,989,654          6,667
Cost of shares repurchased.................    (1,211,854)             -
                                           -----------------------------------
 Increase in net assets resulting from
 share transactions........................     9,777,800          6,667
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS...............     9,777,800          6,667
NET ASSETS:
Beginning of year..........................         6,667              -
                                           -----------------------------------
End of year................................   $ 9,784,467         $6,667
                                           -----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold................................    10,673,613          6,667
Shares issued for distributions
reinvested.................................       316,041              -
Shares repurchased.........................    (1,211,854)             -
                                           -----------------------------------
 Increase in shares outstanding............     9,777,800          6,667
Shares outstanding:
 Beginning of year.........................         6,667              -
                                           -----------------------------------
 End of year...............................     9,784,467          6,667
                                           -----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 August 31, 1999  GROWTH LIFESTYLE FUND - FINANCIAL STATEMENTS  61

  NUMBER                                                          MARKET
 OF SHARES                                                        VALUE
--------------------------------------------------------------------------
           INVESTMENT PORTFOLIO -
           INVESTMENT COMPANIES - AFFILIATED - 100.07%
           BOND FUNDS - 10.06%
   90,426  AGSPC 3 Domestic Bond Fund........................   $  852,720
                                                                ----------
           INTERNATIONAL FUNDS - 30.70%
  115,148  AGSPC 3 International Growth Fund.................    1,291,964
   89,077  AGSPC 3 International Value Fund..................    1,311,211
                                                                ----------
                                                                 2,603,175
                                                                ----------
           LARGE CAP FUNDS - 25.27%
   82,214  AGSPC 3 Large Cap Growth Fund.....................    1,147,708
   77,460  AGSPC 3 Large Cap Value Fund......................      995,356
                                                                ----------
                                                                 2,143,064
                                                                ----------
           MID CAP FUNDS - 14.33%
   45,873  AGSPC 3 Mid Cap Growth Fund.......................      571,121
   46,638  AGSPC 3 Mid Cap Value Fund........................      644,534
                                                                ----------
                                                                 1,215,655
                                                                ----------
           SMALL CAP FUNDS - 19.71%
   56,761  AGSPC 3 Small Cap Growth Fund.....................      841,772
   79,211  AGSPC 3 Small Cap Value Fund......................      830,133
                                                                ----------
                                                                 1,671,905
                                                                ----------
           TOTAL INVESTMENT COMPANIES - AFFILIATED (Cost
           $7,235,108) - 100.07%.............................    8,486,519
                                                                ----------
           TOTAL INVESTMENTS
           (Cost $7,235,108) - 100.07%.......................    8,486,519

           Other assets less liabilities, net - (0.07%)......       (6,344)
                                                                ----------
           NET ASSETS - 100.00%
           (equivalent to $12.77 per share on 664,178 shares
           outstanding)......................................   $8,480,175
                                                                ----------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (cost $7,235,108)............................ $8,486,519
Receivable for investments sold.....................................     39,612
Dividends receivable................................................     19,407
Other...............................................................        228
                                                                     ----------
TOTAL ASSETS........................................................ $8,545,766
                                                                     ----------

LIABILITIES:
Payable for investments purchased................................... $   19,407
Payable for capital shares repurchased..............................     31,317
Payable to Advisor..................................................      6,665
Accrued expenses and other liabilities..............................      8,202
                                                                     ----------
TOTAL LIABILITIES...................................................     65,591
                                                                     ----------
NET ASSETS.......................................................... $8,480,175
                                                                     ----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 664,178 shares outstanding...................... $    6,642
Additional paid in capital.........................................  7,015,950
Accumulated net realized gain on securities........................    186,712
Undistributed net investment income................................     19,460
Unrealized appreciation of securities..............................  1,251,411
                                                                    ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $8,480,175
                                                                    ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 62               GROWTH LIFESTYLE FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999

INVESTMENT INCOME:
Dividends.......................................................... $   58,329
                                                                    ----------
 Total investment income...........................................     58,329
                                                                    ----------
EXPENSES:
Advisory fees......................................................      6,654
                                                                    ----------
 Total expenses....................................................      6,654
                                                                    ----------
NET INVESTMENT
INCOME.............................................................     51,675
                                                                    ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES AND CAPITAL GAIN
DISTRIBUTIONS:
Net realized gain..................................................    160,055
Capital gain distributions.........................................     26,657
Net unrealized appreciation of securities during the year..........  1,251,411
                                                                    ----------
 Net realized and  unrealized gain on  securities and  capital gain distributions during the year.....................................  1,438,123
                                                                    ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $1,489,798
                                                                    ----------


STATEMENT OF CHANGES IN NET ASSETS

                                                For the       For the period
                                              year ended     August 26, 1998
                                            August 31, 1999 to August 31, 1998
                                           -----------------------------------
OPERATIONS:
Net investment income......................   $   51,675          $    -
Net realized gain on securities............      160,055               -
Capital gain distributions.................       26,657               -
Net unrealized appreciation of securities
during the year............................    1,251,411               -
                                           -----------------------------------
 Increase in net assets resulting from
 operations................................    1,489,798               -
                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................      (32,215)              -
Net realized gain on securities............            -               -
                                           -----------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders...........................      (32,215)              -
                                           -----------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold..................    7,135,612           6,667
Proceeds from shares issued for
distributions reinvested...................       32,215               -
                                           -----------------------------------
                                               7,167,827           6,667
Cost of shares repurchased.................     (151,902)              -
                                           -----------------------------------
 Increase in net assets resulting from
 share transactions........................    7,015,925           6,667
                                           -----------------------------------
TOTAL INCREASE IN NET ASSETS...............    8,473,508           6,667
NET ASSETS:
Beginning of year..........................        6,667               -
                                           -----------------------------------
End of year (including undistributed net
investment income of $19,460 and $0).......   $8,480,175          $6,667
                                           -----------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold................................      672,676             667
Shares issued for distributions
reinvested.................................        2,639               -
Shares repurchased.........................      (11,804)              -
                                           -----------------------------------
 Increase in shares outstanding............      663,511             667
Shares outstanding:
 Beginning of year.........................          667               -
                                           -----------------------------------
 End of year...............................      664,178             667
                                           -----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 August 31, 1999                                                63
             MODERATE GROWTH LIFESTYLE FUND - FINANCIAL STATEMENTS

  NUMBER                                                         MARKET
 OF SHARES                                                        VALUE
--------------------------------------------------------------------------
           INVESTMENT PORTFOLIO -
           INVESTMENT COMPANIES - AFFILIATED - 100.07%
           BOND FUNDS - 25.60%
  280,917  AGSPC 3 Domestic Bond Fund.......................   $ 2,648,629
                                                               -----------
           INTERNATIONAL FUNDS - 15.38%
   65,662  AGSPC 3 International Growth Fund................       736,724
   58,073  AGSPC 3 International Value Fund.................       854,837
                                                               -----------
                                                                 1,591,561
                                                               -----------
           LARGE CAP FUNDS - 29.82%
  113,975  AGSPC 3 Large Cap Growth Fund....................     1,591,095
  116,359  AGSPC 3 Large Cap Value Fund.....................     1,495,274
                                                               -----------
                                                                 3,086,369
                                                               -----------
           MID CAP FUNDS - 14.37%
   56,136  AGSPC 3 Mid Cap Growth Fund......................       698,897
   57,050  AGSPC 3 Mid Cap Value Fund.......................       788,433
                                                               -----------
                                                                 1,487,330
                                                               -----------
           SMALL CAP FUNDS - 14.90%
   48,853  AGSPC 3 Small Cap Growth Fund....................       724,492
   78,042  AGSPC 3 Small Cap Value Fund.....................       817,884
                                                               -----------
                                                                 1,542,376
                                                               -----------
           TOTAL INVESTMENT COMPANIES - AFFILIATED
           (Cost $9,430,357) - 100.07%......................    10,356,265
                                                               -----------
           TOTAL INVESTMENTS
           (Cost $9,430,357) - 100.07%......................    10,356,265
           Other assets less liabilities, net - (0.07%).....        (7,655)
                                                               -----------
           NET ASSETS - 100.00%
           (equivalent to $12.24 per share on 845,277 shares
           outstanding).....................................   $10,348,610
                                                               -----------




--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (cost $9,430,357)........................... $10,356,265
Cash...............................................................       6,399
Receivable for capital shares sold.................................       6,421
Dividends receivable...............................................      47,506
Other..............................................................          59
                                                                    -----------
TOTAL ASSETS....................................................... $10,416,650
                                                                    -----------

LIABILITIES:
Payable for investments purchased.................................. $    60,520
Payable to Advisor.................................................       7,520
                                                                    -----------
TOTAL LIABILITIES..................................................      68,040
                                                                    -----------
NET ASSETS......................................................... $10,348,610
                                                                    -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 845,277 shares
outstanding........................................................ $     8,453
Additional paid in capital.........................................   9,114,279
Undistributed net realized gain on securities......................     252,421
Undistributed net investment income................................      47,549
Unrealized appreciation of securities..............................     925,908
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $10,348,610
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 64          MODERATE GROWTH LIFESTYLE FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999

INVESTMENT INCOME:
Dividends....................................................... $  131,607
                                                                 ----------
 Total investment income........................................    131,607
                                                                 ----------
EXPENSES:
Advisory fees...................................................      7,522
                                                                 ----------
 Total expenses.................................................      7,522
                                                                 ----------
NET INVESTMENT INCOME...........................................    124,085
                                                                 ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES AND CAPITAL GAIN
DISTRIBUTIONS:
Net realized gain...............................................    218,301
Capital gain distributions......................................     34,120
Net unrealized appreciation of investments during the year......    925,908
                                                                 ----------
Net realized and unrealized gain on securities and capital gain distributions
during the year.................................................  1,178,329
                                                                 ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $1,302,414
                                                                 ----------


STATEMENT OF CHANGES IN NET ASSETS

                                                  For the       For the period
                                                year ended     August 26, 1998
                                              August 31, 1999 to August 31, 1998
                                            ------------------------------------
OPERATIONS:
Net investment income.......................    $   124,085         $    -
Net realized gain on securities.............        218,301              -
Capital gain distributions..................         34,120              -
Net unrealized appreciation of securities
during the year.............................        925,908              -
                                            ------------------------------------
 Increase in net assets resulting from
 operations.................................      1,302,414              -
                                            ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................        (76,536)             -
Net realized gain on securities.............              -              -
                                            ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............        (76,536)             -
                                            ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................      9,333,933          6,667
Proceeds from shares issued for
distributions reinvested....................         76,536              -
                                            ------------------------------------
                                                  9,410,469          6,667
Cost of shares repurchased..................       (294,404)             -
                                            ------------------------------------
 Increase in net assets resulting from
 share transactions.........................      9,116,065          6,667
                                            ------------------------------------
TOTAL INCREASE IN NET ASSETS................     10,341,943          6,667
NET ASSETS:
Beginning of year...........................          6,667              -
                                            ------------------------------------
End of year (including undistributed net
investment income of $47,549 and $0)........    $10,348,610         $6,667
                                            ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................        862,163            667
Shares issued for distributions reinvested..          6,384              -
Shares repurchased..........................        (23,937)             -
                                            ------------------------------------
 Increase in shares outstanding.............        844,610            667
Shares outstanding:
 Beginning of year..........................            667              -
                                            ------------------------------------
 End of year................................        845,277            667
                                            ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 August 31, 1999                                                65
           CONSERVATIVE GROWTH LIFESTYLE FUND - FINANCIAL STATEMENTS

  NUMBER                                                          MARKET
 OF SHARES                                                        VALUE
--------------------------------------------------------------------------
           INVESTMENT PORTFOLIO -
           INVESTMENT COMPANIES - AFFILIATED - 100.08%
           BOND FUNDS - 40.23%
  316,896  AGSPC 3 Domestic Bond Fund........................   $2,988,428
                                                                ----------
           INTERNATIONAL FUNDS - 10.22%
   33,617  AGSPC 3 International Growth Fund.................      377,187
   25,973  AGSPC 3 International Value Fund..................      382,325
                                                                ----------
                                                                   759,512
                                                                ----------
           LARGE CAP FUNDS - 30.14%
   82,686  AGSPC 3 Large Cap Growth Fund ....................    1,154,285
   84,391  AGSPC 3 Large Cap Value Fund......................    1,084,426
                                                                ----------
                                                                 2,238,711
                                                                ----------
           MID CAP FUNDS - 9.56%
   28,711  AGSPC 3 Mid Cap Growth Fund.......................      357,451
   25,531  AGSPC 3 Mid Cap Value Fund........................      352,834
                                                                ----------
                                                                   710,285
                                                                ----------
           SMALL CAP FUNDS - 9.93%
   25,127  AGSPC 3 Small Cap Growth Fund ....................      372,628
   34,829  AGSPC 3 Small Cap Value Fund .....................      365,004
                                                                ----------
                                                                   737,632
                                                                ----------
           TOTAL INVESTMENT COMPANIES - AFFILIATED
           (Cost $7,327,691).................................    7,434,568
                                                                ----------
           TOTAL INVESTMENTS
           (Cost $7,327,691) - 100.08%.......................    7,434,568
           Other assets less liabilities, net - (0.08%)......       (5,942)
                                                                ----------
           NET ASSETS - 100.00%
           (equivalent to $11.73 per share on 633,306 shares
           outstanding)......................................   $7,428,626
                                                                ----------




--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (cost $7,327,691)............................ $7,434,568
Cash................................................................      1,672
Receivable for investments sold.....................................      8,016
Dividends receivable................................................     49,247
Other...............................................................        403
                                                                     ----------
TOTAL ASSETS........................................................ $7,493,906
                                                                     ----------

LIABILITIES:
Payable for investments purchased................................... $   58,935
Payable to Advisor..................................................      6,345
                                                                     ----------
TOTAL LIABILITIES...................................................     65,280
                                                                     ----------
NET ASSETS.......................................................... $7,428,626
                                                                     ----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 633,306 shares outstanding...................... $    6,333
Additional paid in capital.........................................  6,425,122
Undistributed net realized gain on securities......................    840,987
Undistributed net investment income................................     49,307
Unrealized appreciation of securities..............................    106,877
                                                                    ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $7,428,626
                                                                    ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 66        CONSERVATIVE GROWTH LIFESTYLE FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Fiscal Year Ended August 31, 1999

INVESTMENT INCOME:
Dividends........................................................... $  152,123
                                                                     ----------
 Total investment income............................................    152,123
                                                                     ----------
EXPENSES:
Advisory fees.......................................................      6,345
                                                                     ----------
 Total expenses.....................................................      6,345
                                                                     ----------
NET INVESTMENT INCOME...............................................    145,778
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES AND CAPITAL GAIN
DISTRIBUTIONS:
Net realized gain...................................................    804,016
Capital gain distributions..........................................     36,971
Net unrealized appreciation of investments during the year .........    106,877
                                                                     ----------
 Net realized and unrealized gain on securities and capital gain distributions
 during the year....................................................    947,864
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $1,093,642
                                                                     ----------


STATEMENT OF CHANGES IN NET ASSETS

                                                  For the       For the period
                                                year ended     August 26, 1998
                                              August 31, 1999 to August 31, 1998
                                            ------------------------------------
OPERATIONS:
Net investment income.......................    $   145,778         $    -
Net realized gain on securities.............        804,016              -
Capital gain distributions..................         36,971              -
Net unrealized appreciation of securities
during the year.............................        106,877              -
                                            ------------------------------------
 Increase in net assets resulting from
 operations.................................      1,093,642              -
                                            ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................        (96,471)             -
Net realized gain on securities.............              -              -
                                            ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............        (96,471)             -
                                            ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...................     11,680,520          6,667
Proceeds from shares issued for
distributions reinvested....................         96,471              -
                                            ------------------------------------
                                                 11,776,991              -
Cost of shares repurchased..................     (5,352,203)             -
                                            ------------------------------------
 Increase in net assets resulting from
 share transactions.........................      6,424,788          6,667
                                            ------------------------------------
TOTAL INCREASE IN NET ASSETS................      7,421,959          6,667
NET ASSETS:
Beginning of year...........................          6,667              -
                                            ------------------------------------
End of year (including undistributed net
investment income of $49,307 and $0)........    $ 7,428,626         $6,667
                                            ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold.................................      1,071,050            667
Shares issued for distributions reinvested..          8,337              -
Shares repurchased..........................       (446,748)             -
                                            ------------------------------------
 Increase in shares outstanding.............        632,639            667
Shares outstanding:
 Beginning of year..........................            667              -
                                            ------------------------------------
 End of year................................        633,306            667
                                            ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS          67
Note 1 -- Organization

 American General Series Portfolio Company 3 (the "Series" or "AGSPC 3") was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company ("VALIC") and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. On August 26, 1998, VALIC contributed $100,000 to the Series as its initial funding. On September 1, 1998, VALIC Separate Account A, invested an additional $74,900,000, and the Series commenced operations. The Series consists of the following 18 separate investment portfolios or "funds", each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest.

  International Growth Fund
  Large Cap Growth Fund
  Mid Cap Growth Fund
  Small Cap Growth Fund
  International Value Fund
  Large Cap Value Fund
  Mid Cap Value Fund
  Small Cap Value Fund
  Socially Responsible Fund
  Balanced Fund
  High Yield Bond Fund
  Strategic Bond Fund
  Domestic Bond Fund
  Core Bond Fund
  Money Market Fund
  Growth Lifestyle Fund*
  Moderate Growth Lifestyle Fund*
  Conservative Growth Lifestyle Fund*

* The lifestyle funds represent "funds of funds" which invest in up to nine underlying AGSPC 3 funds.

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A. Investment Valuation

 Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Trustees. Lifestyle fund securities are valued at the net asset value (market value) of the underlying AGSPC3 fund.

B. Options, Futures, and Forward Currency Contracts

 Call and Put Options. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

 Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

 Futures Contracts. The initial margin deposit made upon entering into a futures contract is held by the custodian, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.
 Forward Currency Contracts. The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the fund is unable to enter into a closing position.

C. Repurchase Agreements

 The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. The Adviser determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.

D. Foreign Currency Translation

 The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

 Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

--------------------------------------------------------------------------------

 68                 NOTES TO FINANCIAL STATEMENTS CONTINUED
 In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E. Federal Income Taxes

 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no Federal income tax provision is required.

F. Investment Transactions and Related Investment Income

 Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Dividend income on certain foreign securities is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.

G. Distributions to Shareholders

 Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income quarterly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.

 Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On August 26, 1998, the Adviser entered into sub-advisory agreements with the following:

    American General Investment Management, L.P. -- sub-adviser for the High Yield Bond Fund, the Strategic Bond Fund, and the Core Bond Fund.

    Bankers Trust Company -- one of two sub-advisers for the Small Cap Value Fund. On July 27, 1999, effective September 1, 1999, the Board of Trustees terminated its sub-advisory agreement with Bankers Trust Company.

    Brown Capital Management, Inc. -- sub-adviser for the Mid Cap Growth Fund.

    Capital Guardian Trust Company -- sub-adviser for the International Value Fund, the Balanced Fund, and the Domestic Bond Fund.

    Fiduciary Management Associates, Inc. -- one of two sub-advisers for the Small Cap Value Fund.

    Goldman Sachs Asset Management -- sub-adviser for the Large Cap Growth
    Fund.

    J.P. Morgan Investment Management Inc. -- sub-adviser for the Small Cap Growth Fund.

    Jacobs Asset Management -- sub-adviser for the International Growth Fund. Neuberger Berman Management, Inc. -- sub-adviser for the Mid Cap Value Fund.

    State Street Global Advisors -- sub-adviser for the Large Cap Value Fund.

 Sub-advisers are compensated for such services by the Adviser.
 The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates:

      International Growth Fund          0.90% on the first $100 million
                                         0.80% on assets more than $100 million
     --------------------------------------------------------------------------
      Large Cap Growth Fund              0.55%
     --------------------------------------------------------------------------
      Mid Cap Growth Fund                0.65% on the first $25 million
                                         0.55% on the next $25 million
                                         0.45% on assets more than $50 million
     --------------------------------------------------------------------------
      Small Cap Growth Fund              0.85%
     --------------------------------------------------------------------------
      International Value Fund           1.00% on the first $25 million
                                         0.85% on the next $25 million
                                         0.675% on the next $200 million
                                         0.625% on assets more than $250
                                         million
     --------------------------------------------------------------------------
      Large Cap Value Fund               0.50%
     --------------------------------------------------------------------------
      Mid Cap Value Fund                 0.75% on the first $100 million
                                         0.725% on the next $150 million
                                         0.70% on the next $250 million
                                         0.675% on the next $250 million
                                         0.65% on the assets more than $750
                                         million
     --------------------------------------------------------------------------
      Small Cap Value Fund               0.75% on the first $50 million
                                         0.65% on the assets more than $50
                                         million
     --------------------------------------------------------------------------
      Socially Responsible Fund          0.25%
     --------------------------------------------------------------------------
      Balanced Fund                      0.80% on the first $25 million
                                         0.65% on the next $25 million
                                         0.45% on assets more than $50 million
     --------------------------------------------------------------------------
      High Yield Bond Fund               0.70% on the first $200 million
                                         0.60% on the next $300 million
                                         0.55% on assets more than $500 million
     --------------------------------------------------------------------------
      Strategic Bond Fund                0.60% on the first $200 million
                                         0.50% on the next $300 million
                                         0.45% on assets more than $500 million
     --------------------------------------------------------------------------
      Domestic Bond Fund                 0.60% on the first $50 million
                                         0.45% on the next $50 million
                                         0.43% on the next $200 million
                                         0.40% on assets more than $300 million
     --------------------------------------------------------------------------
      Core Bond Fund                     0.50% on the first $200 million
                                         0.45% on the next $300 million
                                         0.40% on assets more than $500 million
     --------------------------------------------------------------------------
      Money Market Fund                  0.25%
     --------------------------------------------------------------------------
      Growth Lifestyle Fund              0.10%
      Moderate Growth Lifestyle Fund
      Conservative Growth Lifestyle Fund

--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS CONTINUED     69

 The Adviser has voluntarily agreed to waive a portion of its management fee or to reimburse certain expenses of each Fund, other than the Lifestyle Funds, during the first fiscal year. The Adviser may withdraw this voluntary undertaking at any time. The table below reflects total annual operating expenses by Fund, as voluntarily limited by the Adviser, shown as a percentage of average net assets:

                                       Maximum    Total Fund
                                      Expenses  Expense After
      Fund Name                      Limitation Reimbursement
     --------------------------------------------------------
      International Growth Fund         1.15%      1.13%
      Large Cap Growth Fund             0.86%      0.81%
      Mid Cap Growth Fund               0.79%      0.77%
      Small Cap Growth Fund             1.16%      1.11%
      International Value Fund          1.04%      1.01%
      Large Cap Value Fund              0.81%      0.80%
      Mid Cap Value Fund                1.05%      1.03%
      Small Cap Value Fund              0.98%      0.96%
      Socially Responsible Fund         0.56%      0.55%
      Balanced Fund                     0.82%      0.80%
      High Yield Bond Fund              0.99%      0.98%
      Strategic Bond Fund               0.89%      0.88%
      Domestic Bond Fund                0.78%      0.77%
      Core Bond Fund                    0.80%      0.80%
      Money Market Fund                 0.56%      0.54%

 On August 26, 1998, the Series entered into an Accounting Services Agreement with VALIC which appointed VALIC as Accounting Services Agent. Under the agreement VALIC will provide certain accounting and administrative services to the Series. Valic receives from each fund, other than the Lifestyle Funds, an annual fee of 0.03% based on average daily net asset value of the fund.

 On August 26, 1998, the Series entered into an Administrative Services Agreement with VALIC for the provision of recordkeeping and shareholder services. Valic receives from each fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net asset value of the fund.

 At August 31, 1999, the Series owed to the Adviser $916,876 representing fees payable from Advisory, Accounting Services, and Administrative Services, net of required expense reimbursements.

 At August 31, 1999, VALIC Separate Account A (a registered separate account of VALIC) owned, directly or indirectly, 100% of the outstanding shares on all Funds. Certain officers and trustees of the Series are officers and directors of VALIC or American General Corporation.

 The Series placed a portion of its portfolio transactions with brokerage firms which are affiliates. The commissions paid to these affiliated firms were $31,388 for the period.

Note 4 -- Investment Activity
 The information in the following table is presented on the basis of cost for federal income tax purposes at August 31, 1999.

                          Identified
                            Cost of      Gross        Gross     Net Unrealized
                          Investments  Unrealized   Unrealized   Appreciation
                             Owned    Appreciation Depreciation (Depreciation)
                          ----------------------------------------------------
International Growth
Fund..................... $ 6,438,742  $  767,851    $386,050     $  381,801
Large Cap Growth Fund....  17,249,589   2,640,805     485,421      2,155,384
Mid Cap Growth Fund......   7,105,132   1,095,121     770,113        325,008
Small Cap Growth Fund....   9,148,374   2,347,651     705,083      1,642,568
International Value
Fund.....................   6,177,858   2,154,794     104,808      2,049,986
Large Cap Value Fund.....   7,420,662     756,371     326,274        430,097
Mid Cap Value Fund.......   9,533,227     426,283     859,819       (433,536)
Small Cap Value Fund.....   6,526,643     464,584     423,833         40,751
Socially Responsible
Fund.....................   9,236,954   1,525,602     427,760      1,097,842
Balanced Fund............   7,805,887   1,098,407     374,785        723,622
High Yield Bond Fund.....   5,507,647      43,340     178,973       (135,633)
Strategic Bond Fund......   5,298,898      83,116     142,457        (59,341)
Domestic Bond Fund.......   8,677,944          --     461,392       (461,392)
Core Bond Fund...........   5,548,649       7,542     192,824       (185,282)
Money Market.............   9,833,918          --          --             --
Growth Lifestyle.........   7,235,108   1,295,085      43,674      1,251,411
Moderate Growth
Lifestyle................   9,430,357   1,073,342     147,434        925,908
Conservative Growth
Lifestyle................   7,443,341     179,669     188,442         (8,773)

-------------------------------------------------------------------------------

 70                 NOTES TO FINANCIAL STATEMENTS CONTINUED

 During the year ended August 31, 1999, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                                   Proceeds from
                                                         Cost of    Securities
                                                       Securities     Sold or
Fund                                                    Purchased     Matured
--------------------------------------------------------------------------------
International Growth Fund............................. $10,683,334  $ 4,669,458
Large Cap Growth Fund.................................  25,324,466    8,708,857
Mid Cap Growth Fund...................................   8,392,621    2,490,072
Small Cap Growth Fund.................................  17,442,587    9,713,000
International Value Fund..............................   9,344,836    3,797,841
Large Cap Value Fund..................................  12,729,302    6,328,388
Mid Cap Value Fund....................................  21,137,380   14,301,549
Small Cap Value Fund..................................  10,942,716    5,525,535
Socially Responsible Fund.............................  10,645,721    2,147,025
Balanced Fund.........................................  12,103,292    5,197,762
High Yield Bond Fund..................................   9,062,019    3,667,207
Strategic Bond Fund...................................  12,369,334    7,244,918
Domestic Bond Fund....................................  17,563,363    9,536,773
Core Bond Fund........................................  29,053,902   23,821,587
Growth Lifestyle Fund.................................   7,700,337      625,240
Moderate Growth Lifestyle Fund........................  10,194,430      982,372
Conservative Growth Lifestyle Fund....................  12,481,641    5,957,915

Note 5 -- Year 2000 (Unaudited)

 VALIC serves as investment adviser to the Series. VALIC initiated its Year 2000 readiness plan in 1995. Since that time, VALIC management along with a team of skilled information technology and business professionals have been dedicated to achieving the objectives of the plan. This plan calls for the renovation, upgrade and/or replacement of VALIC's and the Series' mission critical computer systems, whether developed internally or otherwise. It includes the five steps that VALIC believes are essential to Year 2000 readiness: inventory and discovery; analysis; construction; testing; and implementation. As of August 31, 1999, VALIC has substantially completed all steps with respect to our critical systems.

 VALIC's plan also includes an evaluation of the status of our key third party relationships and their efforts in addressing Year 2000 issues. Throughout 1999 VALIC will continue to work with critical third party dependencies and to develop contingency plans for any identified risks or shortcomings. If significant third parties fail to achieve Year 2000 readiness on a timely basis, then the Year 2000 issue could have a material adverse impact on the operations of VALIC and the Series. However, the third party contingency plans VALIC develops are meant to identify those risks and provide alternative actions should a third party not achieve readiness. While VALIC believes no one can predict with certainty outcomes as to all the issues that may arise, VALIC is confident that its comprehensive plan and resource commitment will allow it to meet its Year 2000 objectives.

 Through August, 1999, VALIC has incurred and expensed $29.3 million (pretax) related to Year 2000 readiness, including $2.6 million incurred during 1999. VALIC currently anticipates that it will incur future costs of $5.2 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS              71
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                               Mid
For the fiscal year                 Large Cap  Cap     Small Cap                Large Cap            Small Cap  Socially
ended August 31,      International  Growth   Growth    Growth    International   Value    Mid Cap     Value   Responsible
1999:                  Growth Fund    Fund     Fund      Fund      Value Fund     Fund    Value Fund   Fund       Fund
-------------------   ----------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value at
beginning of year...     $10.00      $ 10.00  $10.00    $ 10.00      $10.00      $10.00     $10.00    $10.00     $ 10.00
                      ----------------------------------------------------------------------------------------------------
Income from
investment
operations:
 Net investment
 income (loss)......       0.13         0.01   (0.03)     (0.05)       0.09        0.13       0.08      0.13        0.14
 Net realized and
 unrealized gain
 (loss) on
 securities.........       1.09         3.96    2.48       4.96        4.65        2.85       4.11      0.61        3.45
                      ----------------------------------------------------------------------------------------------------
 Total income from
 investment
 operations.........       1.22         3.97    2.45       4.91        4.74        2.98       4.19      0.74        3.59
                      ----------------------------------------------------------------------------------------------------
Distributions:
 Distributions from
 net investment
 income.............          -        (0.01)      -          -       (0.02)      (0.13)     (0.08)    (0.13)      (0.14)
 Distributions from
 net realized gain
 on securities......          -            -       -      (0.05)          -           -      (0.29)    (0.13)      (0.57)
                      ----------------------------------------------------------------------------------------------------
 Total
 distributions......          -        (0.01)      -      (0.05)      (0.02)      (0.13)     (0.37)    (0.26)      (0.71)
                      ----------------------------------------------------------------------------------------------------
Net asset value at
end of period.......     $11.22      $ 13.96  $12.45    $ 14.86      $14.72      $12.85     $13.82    $10.48     $ 12.88
                      ----------------------------------------------------------------------------------------------------
TOTAL RETURN........      12.20%       39.77%  24.50%     48.82%      47.41%      29.87%     42.38%     7.34%      36.27%
                      ----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses to
average net assets..       1.13%        0.81%   0.77%      1.11%       1.01%       0.80%      1.03%     0.96%       0.55%
Ratio of expenses to
average net assets
before expense
reductions..........       1.90%        1.44%   1.64%      1.78%       1.97%       1.51%      1.73%     1.75%       1.23%
Ratio of net
investment income
(loss) to average
net assets..........       1.40%        0.13%  (0.24)%    (0.45)%      0.67%       1.10%      0.73%     1.28%       1.10%
Portfolio turnover
rate................      87.36%       76.36%  37.73%    126.02%      59.72%      92.78%    196.95%   102.22%      29.16%
Number of shares
outstanding at end
of period (000's)...        608        1,383     594        730         554         611        654       612         800
Net Assets at the
end of period
(000's).............     $6,815      $19,309  $7,394    $10,843      $8,148      $7,856     $9,039    $6,414     $10,304

--------------------------------------------------------------------------------

 72                      FINANCIAL HIGHLIGHTS CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


For the fiscal                                                                                        Moderate     Conservative
year ended           Balanced High Yield Strategic Domestic  Core Bond Money Market     Growth         Growth         Growth
August 31, 1999:       Fund   Bond Fund  Bond Fund Bond Fund   Fund        Fund     Lifestyle Fund Lifestyle Fund Lifestyle Fund
----------------     -----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
year............      $10.00    $10.00    $ 10.00   $ 10.00   $ 10.00     $ 1.00       $ 10.00        $ 10.00         $10.00
                     -----------------------------------------------------------------------------------------------------------
Income from
investment
operations:
 Net investment
 income.........        0.25      0.87       0.69      0.52      0.50       0.05          0.08           0.17           0.25
 Net realized
 and unrealized
 gain (loss) on
 securities.....        2.39     (0.31)     (0.16)    (0.44)    (0.39)         -          2.74           2.18           1.65
                     -----------------------------------------------------------------------------------------------------------
 Total income
 from investment
 operations.....        2.64      0.56       0.53      0.08      0.11       0.05          2.82           2.35           1.90
                     -----------------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income.........       (0.25)    (0.87)     (0.65)    (0.52)    (0.50)     (0.05)        (0.05)         (0.11)         (0.17)
 Distributions
 from net
 realized gain
 on securities..       (0.07)        -      (0.02)    (0.13)    (0.03)         -             -              -              -
                     -----------------------------------------------------------------------------------------------------------
 Total
 distributions..       (0.32)    (0.87)     (0.67)    (0.65)    (0.53)     (0.05)        (0.05)         (0.11)         (0.17)
                     -----------------------------------------------------------------------------------------------------------
Net asset value
at end of
period..........      $12.32    $ 9.69    $  9.86   $  9.43   $  9.58     $ 1.00       $ 12.77        $ 12.24         $11.73
                     -----------------------------------------------------------------------------------------------------------
TOTAL RETURN....       26.49%     5.50%      5.33%     0.59%     1.12%      4.66%        28.28%         23.52%         19.00%
                     -----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........        0.80%     0.98%      0.88%     0.77%     0.80%      0.54%         0.10%          0.10%          0.10%
Ratio of
expenses to
average net
assets before
expense
reductions......        1.78%     1.74%      1.64%     1.59%     1.54%      1.23%         0.10%          0.10%          0.10%
Ratio of net
investment
income (loss) to
average net
assets..........        2.15%     8.51%      6.76%     5.41%     5.06%      4.43%         0.76%          1.60%          2.29%
Portfolio
turnover rate...       77.88%    73.58%    142.97%   156.07%   489.09%       N/A          9.15%         12.66%         93.63%
Number of shares
outstanding at
end of period...         693       557        537       875       535      9,784           664            845            633
Net Assets at
the end of
period (000's)..      $8,537    $5,397    $ 5,296   $ 8,252   $ 5,119     $9,784       $ 8,480        $10,349         $7,429

--------------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS         73

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3

We have audited the accompanying statements of net assets of International Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Value Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, Socially Responsible Fund, Balanced Fund, High Yield Bond Fund, Strategic Bond Fund, Domestic Bond Fund, Core Bond Fund, and Money Market Fund, and the statements of assets and liabilities (including the investment portfolios) of Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and Conservative Growth Lifestyle Fund (such Funds comprising the American General Series Portfolio Company 3) as of August 31, 1999. We have also audited for each of the Funds the related statement of operations for the year ended
August 31, 1999, the statement of changes in net assets for the year ended August 31, 1999 and for the period from August 26, 1998 (inception) to August 31, 1998, and the financial highlights for the year ended August 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company 3 at August 31, 1999, the results of their operations and the changes in their net assets for the periods identified above, and the financial highlights for the year ended August 31, 1999, in conformity with generally accepted accounting principles.

                ERNST & YOUNG LLP

Houston, Texas
October 11, 1999

--------------------------------------------------------------------------------

 74               AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3


BOARD OF TRUSTEES                                                                                 Gregory R. Kingston,
Kent E. Barrett                                                                                    Assistant Treasurer
Judith L. Craven                                                                                  Jaime M. Sepulveda,
Timothy J. Ebner                                       Jacobs Asset Management                     Assistant Treasurer
Gustavo E. Gonzales, Jr.                               200 East Broward Boulevard                 Kathyrn A. Pearce,
Norman Hackerman                                       Suite 1920                                  Controller
Alice T. Kane                                          Fort Lauderdale, Florida 33301             Donna L. Hathaway,
John W. Lancaster                                                                                  Assistant Controller
Ben H. Love                                            Neuberger Berman Management Inc.           Heriberto R. Valdez,
John E. Maupin, Jr.                                    605 Third Avenue, Second Floor              Assistant Controller
F. Robert Paulsen                                      New York, New York 10158-0180
R. Miller Upton
Thomas L. West, Jr.                                    State Street Global Advisors
                                                       2 International Place
DISTRIBUTOR                                            Boston, Massachusetts 02110
American General Distributors, Inc.
2929 Allen Parkway                                     INDEPENDENT AUDITORS
Houston, Texas 77019                                   Ernst & Young LLP
                                                       1221 McKinney Street
CUSTODIAN                                              Houston, Texas 77010
State Street Bank and Trust Company
225 Franklin Street                                    TRANSFER AND SHAREHOLDER
Boston, Massachusetts 02110                            SERVICE AGENT
                                                       The Variable Annuity LIfe
INVESTMENT ADVISER                                     Insurance Company (VALIC)
The Variable Annuity Life                              2929 Allen Parkway
Insurance Company (VALIC)                              Houston, Texas 77019
2929 Allen Parkway
Texas 77019                                            OFFICERS
                                                       Thomas L. West, Jr.,
INVESTMENT SUB-ADVISERS                                 Chairman
American General                                       Alice T. Kane,
Investment Management, L.P.                             President
2929 Allen Parkway                                     Kent E. Barrett,
Houston, Texas 77019                                    Executive Vice President
                                                       John E. Arant,
Brown Capital Management                                Executive Vice President
809 Cathedral Street                                   Peter V. Tuters,
Baltimore, Maryland 21201                               Senior Investment Officer
                                                       Pauletta P. Cohn,
Capital Guardian Trust Company                          Vice President
333 South Hope Street                                  Teresa S. Moro,
Los Angeles, California 90071                           Vice President and Investment Officer
                                                       Maruti D. More,
Fiduciary Management                                    Vice President-Investments
Associates, Inc.                                       William Trimbur, Jr.,
55 West Monroe Street, Suite 2550                       Vice President and Investment Officer
Chicago, Illinois 60603                                Cynthia A. Toles,
                                                        Vice President and Secretary
Goldman Sachs Asset Management                         Nori L. Gabert,
One New York Plaza                                      Vice President and Assistant Secretary
New York, New York 10004                               Cynthia A. Gibbons,
                                                        Assistant Vice President
J. P. Morgan Investment Management Inc.                Gregory R. Seward,
522 Fifth Avenue                                        Treasurer
New York, New York 10036

 This report is for the information of the shareholders and variable contract owners participating in the American General Series Portfolio Company 3. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your account representative.

 "Standard & Poor's(R)", and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3            _____________________
P.O. Box 3206                                           Presorted Standard
Houston, Texas 77253-3206                                  U.S. Postage
                                                               PAID
                                                          Permit No. 6748
                                                          Houston, Texas
                                                       _____________________






VALIC
   AN AMERICAN
         GENERAL COMPANY

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